SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-67004)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 37            [X]
and
REGISTRATION STATEMENT (No. 811-3010)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 37  [X]
Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (             ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on (October 31, 1997) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on December 20, 1996.
FIDELITY ADVISOR FOCUS FUNDS CLASS A, CLASS T, CLASS B, AND CLASS C
PROSPECTUS
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   Contents; Who May Want to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Performance; Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    Charter; Breakdown of Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Breakdown of Expenses

      f      ..............................   Expenses

      g      i............................    Charter

             ii............................   *

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


*   Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
   To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY
OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   AFOC-pro-1097
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR
FOCUS FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
   OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS





KEY FACTS                   WHO MAY WANT TO INVEST

                            EXPENSES Each class's sales charge (load) and its yearly
                            operating expenses.

                            FINANCIAL HIGHLIGHTS A summary of each fund's financial
                            data.

                            PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL         CHARTER How each fund is organized.

                            INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                            BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.



YOUR ACCOUNT                TYPES OF ACCOUNTS Different ways to set up your
                            account, including tax-sheltered retirement plans.

                            HOW TO BUY SHARES Opening an account and making additional investments.

                            HOW TO SELL SHARES Taking money out and closing your account.

                            INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                            TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                            EXCHANGE RESTRICTIONS

                            SALES CHARGE REDUCTIONS AND WAIVERS


   KEY FACTS


WHO MAY WANT TO INVEST
   Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those who are interested in actively monitoring the progress, and can accept the risks, of industry-focused investing. Because the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Cons   u    mer Industries, Cyclical Industries, Health Care, Natural
Resources, Technology, and Utilities Growth may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge
(CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page __, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Transaction Details," page __, and "Sales Charge Reductions and Waivers," page __, for sales charge reduction and waiver information.
If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page __, for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of seven years. Class C shares do not convert to another class of shares. See "Transaction Details," page __, for conversion information.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end
sales charges may be available with purchases of $50,000 or more.    See
"Transaction Details," page __, for an explanation of how and when these charges apply.
A     CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase. See "Transaction Details," page , for information about the CDSC.

                                                          Clas   Clas   Clas      Clas
                                                           s A    s T    s B       s C

Maximum sales charge on purchases (as a % of offering price)  5.75   3.50   None      None
                                                              %      %


Maximum CDSC (as a % of the lesser of original purchase
 price or redemption proceeds)                                None   None   5.00%     1.00%
                                                              [A]    [A]    [B]       [C]



Maximum sales charge on                                       None   None   None      None
reinvested distributions



Redemption fee on shares held less than 60 days
 (as a % of amount redeemed)                                  1.00   1.00   1.00      1.00
                                                              %      %      %         %


Exchange fee                                                  None   None   None      None


Annual account maintenance fee                                $12.0  $12.0  $12.0     $12.0
(for accounts under $2,500)                                   0      0      0         0


[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS," PAGE__.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
   [c] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
   12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the funds to FDC for services and expenses in connection with providing personal service to and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page __).
   The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.





                                 Operating Expenses                   Class A          Class T          Class B        Class C


   CONSUMER INDUSTRIES           Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses


   CYCLICAL INDUSTRIES           Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses


   FINANCIAL SERVICES            Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses








   HEALTH CARE                   Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses


   NATURAL RESOURCES             Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses


   TECHNOLOGY                    Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses


   UTILITIES GROWTH              Management fee


                                 12b-1 fee (including 0.25%           0.25%            0.50%            1.00%            1.00%

                                 Shareholder Service Fee

                                 for Class B and Class C

                                 shares)


                                 Other expenses                                                                          [A]


                                 Total operating expenses



[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
        A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and
transfer agent expenses.    Including these reductions, the total Class A,
Class T, and Class B operating expenses presented in the table would have been:
                             Class           Class           Class
                                A               T               B

   Consumer Industries

   Cyclical Industries

   Financial Services

   Health Care

   Natural Resources

   Technology

   Utilities Growth

EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:


                             Examples                                  No                No
                             Full Redemption                            Redempti          Redempti
                                                                        on                on





                                          Class A     Class T     Class B     Class C     Class B     Class C

 CONSUMER INDUSTRIES      After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B]

 CYCLICAL INDUSTRIES      After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B]

 FINANCIAL SERVICES       After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B]

 HEALTH CARE              After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B]

 NATURAL RESOURCES        After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B]

 TECHNOLOGY               After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B]

 UTILITIES GROWTH         After 1                                 [A]         [A]
                          year

                          After 3                                 [A]
                          years

                          After 5                                 [A]
                          years

                          After 10
                          years[B


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
   FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



                         Class     Effectiv  Class     Effectiv    Class     Effectiv  Class  Effectiv
                      A         e         T         e           B         e         C      e
                                Date                Date                  Date             Date

 Consumer Industries  1.75      9/1/96    2.00      9/1/96      2.50      3/1/97
                      %                   %                     %

 Cyclical Industries  1.75      9/1/96    2.00      9/1/96      2.50      3/1/97
                      %                   %                     %

 Financial Services   1.75      9/1/96    2.00      9/1/96      2.50      3/1/97
                      %                   %                     %

 Health Care          1.75      9/1/96    2.00      9/1/96      2.50      3/1/97
                      %                   %                     %

 Natural Resources    1.75      8/30/9    2.00      8/30/9      2.50      8/30/9
                      %         6         %         6           %         6

 Technology           1.75      9/1/96    2.00      9/1/96      2.50      3/1/97
                      %                   %                     %

 Utilities Growth     1.75      9/1/96    2.00      9/1/96      2.50      3/1/97
                      %                   %                     %


If these agreements were not in effect, other expenses and total operating
expenses, as a percentage of    their     average net assets, would have
been the following amounts:

      Other Expenses                              Total Operating
                                                  Expenses

      Class A          Class    Class    Class    Class              Class    Class    Class
                       T        B        C[A]     A                  T        B        C[A]



   Consumer Industries

   Cyclical Industries

   Financial Services

   Health Care

   Natural Resources

   Technology

   Utilities Growth


   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights tables for each fund contain annual information which has been audited by ______, independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the Annual Report or the SAI. Class C of each fund is expected to commence operations on or about November 1,
1997.
[INSERT A TABLE FOR EACH FUND HERE]
PERFORMANCE
   Mutual fund performance is commonly measured as     TOTAL RETURN   . The
total returns that follow for Class A, Class T, Class B, and Class C of each fund are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from August 1 through July 31. The tables below show the performance of each class of each fund over past fiscal years. The charts on page __ present calendar year performance for each class of Natural Resources compared to different measures.
   CLASS A

             Average Annual Total Return [A]          Cumulative Total Return [A]





                                                  Past 1  Past 5 Life of fund(dagger) Past 1   Past 5      Life of fund(dagger)
                                                  year    years                       year     years

 CONSUMER INDUSTRIES - CLASS A

 CONSUMER INDUSTRIES - CLASS A (LOAD ADJ.)[B]

 CYCLICAL INDUSTRIES - CLASS A

 CYCLICAL INDUSTRIES - CLASS A (LOAD ADJ.)[B]

 FINANCIAL SERVICES - CLASS A

 FINANCIAL SERVICES - CLASS A (LOAD ADJ.)[B]

 HEALTH CARE - CLASS A

 HEALTH CARE - CLASS A (LOAD ADJ.)[B]

 NATURAL RESOURCES - CLASS A

 NATURAL RESOURCES - CLASS A (LOAD ADJ.)[B]

 TECHNOLOGY - CLASS A

 TECHNOLOGY - CLASS A (LOAD ADJ.)[B]

 UTILITIES GROWTH - CLASS A

 UTILITIES GROWTH - CLASS A (LOAD ADJ.)[B]


   CLASS T

             Average Annual Total Return [A]          Cumulative Total Return [A]





                                                Past 1  Past 5  Life of fund(dagger) Past 1  Past 5      Life of fund(dagger)
                                                year    years                        year    years

 CONSUMER INDUSTRIES - CLASS T

 CONSUMER INDUSTRIES - CLASS T (LOAD ADJ.)[B]

 CYCLICAL INDUSTRIES - CLASS T

 CYCLICAL INDUSTRIES - CLASS T (LOAD ADJ.)[B]

 FINANCIAL SERVICES - CLASS T

 FINANCIAL SERVICES - CLASS T (LOAD ADJ.)[B]

 HEALTH CARE - CLASS T

 HEALTH CARE - CLASS T (LOAD ADJ.)[B]

 NATURAL RESOURCES - CLASS T

 NATURAL RESOURCES - CLASS T (LOAD ADJ.)[B]

 TECHNOLOGY - CLASS T



   TECHNOLOGY - CLASS T (LOAD ADJ.)[B]

   UTILITIES GROWTH - CLASS T

   UTILITIES GROWTH - CLASS T (LOAD ADJ.)[B]


   CLASS B

             Average Annual Total Return [A]          Cumulative Total Return [A]





                                                 Past 1  Past 5  Life of fund(dagger)  Past 1 Past 5      Life of fund(dagger)
                                                  year    years                         year   years

 CONSUMER INDUSTRIES - CLASS B

 CONSUMER INDUSTRIES - CLASS B (LOAD ADJ.)[D]

 CYCLICAL INDUSTRIES - CLASS B

 CYCLICAL INDUSTRIES - CLASS B (LOAD ADJ.)[D]

 FINANCIAL SERVICES - CLASS B

 FINANCIAL SERVICES - CLASS B (LOAD ADJ.)[D]

 HEALTH CARE - CLASS B

 HEALTH CARE - CLASS B (LOAD ADJ.)[D]

 NATURAL RESOURCES - CLASS B

 NATURAL RESOURCES - CLASS B (LOAD ADJ.)[D]

 TECHNOLOGY - CLASS B

 TECHNOLOGY - CLASS B (LOAD ADJ.)[D]

 UTILITIES GROWTH - CLASS B

 UTILITIES GROWTH - CLASS B (LOAD ADJ.)[D]


   CLASS C

             Average Annual Total Return [A]          Cumulative Total Return [A]





                                              Past 1  Past 5  Life of fund(dagger)  Past 1      Past 5      Life of fund(dagger)
                                              year    years                         year        years

 CONSUMER INDUSTRIES - CLASS C

 CONSUMER INDUSTRIES - CLASS C (LOAD ADJ.)[D]

 CYCLICAL INDUSTRIES - CLASS C

 CYCLICAL INDUSTRIES - CLASS C (LOAD ADJ.)[D]

 FINANCIAL SERVICES - CLASS C

 FINANCIAL SERVICES - CLASS C (LOAD ADJ.)[D]

 HEALTH CARE - CLASS C

 HEALTH CARE - CLASS C (LOAD ADJ.)[D]

 NATURAL RESOURCES - CLASS C

 NATURAL RESOURCES - CLASS C (LOAD ADJ.)[D]

 TECHNOLOGY - CLASS C

 TECHNOLOGY - CLASS C (LOAD ADJ.)[D]

 UTILITIES GROWTH - CLASS C

 UTILITIES GROWTH - CLASS C (LOAD ADJ.)[D]


YEAR-BY-YEAR TOTAL RETURNS

Calendar years[A],[C]               1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES - CLASS A         16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.67   30.37
                                    %       %       %       %       %       %       %       %       %

S&P 500                             16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                    %       %       %       %               %               %       %

Consumer Price Index                4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.67
Row: 10, Col: 1, Value: 30.37
(large solid box) NATURAL RESOURCES - CLASS A
YEAR-BY-YEAR TOTAL RETURNS

Calendar year total returns[C]         1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES - CLASS T            16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.67   30.52
                                       %       %       %       %       %       %       %       %       %

S&P 500                                16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                       %       %       %       %               %               %       %

Consumer Price Index                   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.67
Row: 10, Col: 1, Value: 30.52
(large solid box) NATURAL RESOURCES - CLASS T
YEAR-BY-YEAR TOTAL RETURNS

Calendar year total returns   [A],    [E]         1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES - CLASS B                       16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.24   29.63
                                                  %       %       %       %       %       %       %       %       %

S&P 500                                           16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                                  %       %       %       %               %               %       %

Consumer Price Index                              4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.24
Row: 10, Col: 1, Value: 29.63
(large solid box) NATURAL RESOURCES - CLASS B
YEAR-BY-YEAR TOTAL RETURNS



    Calendar year total returns[A],[E]  1988     1989     1990     1991     1992     1993     1994     1995     1996

 NATURAL RESOURCES - CLASS C

 S&P 500

 Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(large solid box) NATURAL RESOURCES - CLASS C
   (dagger) FOR NATURAL RESOURCES, LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (DECEMBER 29, 1987) THROUGH THE PERIOD ENDED JULY 31, 1997. FOR EACH FUND (EXCEPT NATURAL RESOURCES), LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 3, 1996).
[A] INITIAL OFFERING OF CLASS A SHARES TOOK PLACE ON SEPTEMBER 3, 1996. FOR NATURAL RESOURCES, RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.50% 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996).
 INITIAL OFFERING OF CLASS B OF EACH FUND (EXCEPT NATURAL RESOURCES) TOOK PLACE ON MARCH 3, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.50% 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE HAD BEEN REFLECTED IN RETURNS PRIOR TO MARCH 3, 1997. INITIAL OFFERING OF CLASS B OF NATURAL RESOURCES TOOK PLACE ON JULY 3, 1995. RETURNS FOR NATURAL RESOURCES PRIOR TO THAT DATE ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.50% 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS FOR NATURAL RESOURCES WOULD HAVE BEEN LOWER IF ITS 12B- FEE HAD BEEN REFLECTED IN RETURNS PRIOR TO JULY 3, 1995.
 CLASS C OF EACH FUND IS EXPECTED TO COMMENCE ON OR ABOUT NOVEMBER 1, 1997. FOR EACH FUND(EXCEPT NATURAL RESOURCES), RETURNS PRIOR TO COMMENCEMENT OF OPERATIONS AND AFTER MARCH 3, 1997 ARE THE RETURNS OF CLASS B AND REFLECT CLASS B'S 1.00% 12B-1 FEE. FOR EACH FUND (EXCEPT NATURAL RESOURCES), RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.50% 12B-1 FEE. CLASS C RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE HAD BEEN REFLECTED. FOR NATURAL RESOURCES, RETURNS BEFORE COMMENCEMENT OF OPERATIONS AND AFTER JULY 3, 1995 (INITIAL OFFERING OF CLASS B SHARES) ARE THE RETURNS OF CLASS B AND REFLECT CLASS B'S 1.00% 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.50% 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE HAD BEEN REFLECTED IN RETURNS PRIOR TO JULY 3, 1995.
[B] LOAD ADJUSTED RETURNS FOR CLASS A SHARES INCLUDE THE EFFECT OF PAYING CLASS A'S 5.75% FRONT-END SALES CHARGE. LOAD ADJUSTED RETURNS FOR CLASS T SHARES INCLUDE THE EFFECT OF CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE.
[C] RETURNS DO NOT INCLUDE THE EFFECT OF CLASS A'S OR CLASS T'S APPLICABLE FRONT-END SALES CHARGE.
[D] LOAD ADJUSTED RETURNS FOR CLASS B AND CLASS C ARE CALCULATED PURSUANT TO THE CDSC SCHEDULES FOUND ON PAGE __.
[E] RETURNS DO NOT INCLUDE THE EFFECT OF CLASS B'S OR CLASS C'S APPLICABLE
CDSC.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
   STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike each class's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are de   tailed
twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
       EACH FUND IS A MUTUAL FUND:    an investment that pools
shareholders' money and invests it toward a specified goal. Financial Services is a diversified fund, and Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds, of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on trust on March 21, 1980.
    EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES    which is responsible
for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
    THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY
MATERIALS.    These meetings may be called to elect or remove trustees,
change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
   The funds are managed by FMR, which handles each fund's business affairs and with the assistance of foreign affiliates chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for each fund.
As of September 30, 1997, FMR advised funds having approximately __million shareholder accounts with a total value of more than $__ billion.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He currently manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving an MBA from Harvard Business School.
Louis Salemy is manager of Advisor Financial Services, which he has managed since September 1996. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager. Previously, he was a security analyst for Loomis, Sayles and Company from 1989 to 1992.
   Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
   Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania.
Fidelity investment personnel may invest in securities for their own
   accounts     pursuant to a code of ethics that establishes procedures
for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of each fund. FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of September 30, 1997, approximately ___% and ___% of each of ____ and ____ total outstanding shares, respectively, were held by ____.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   Each fund concentrates its investments in the securities of companies in a particular market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named market sector. For this purpose, Natural Resources treats investments in precious metals and instruments whose value is linked to precious metals as investments in its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
   The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g. books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
   The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At
times, worldwide produc   tion of the materials used     in cyclical
industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
   The fund invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers
can negatively    impact the sector. Insurance companies may be subject to
severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the sector and the fund.
HEALTH CARE FUND seeks capital appreciation.
       The fund invests    primarily in     companies engaged in the
design, manufacture, or sale of products or services used for or in
connection with health care or medicine.    Companies in the health care
sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
   The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to precious metals.
TECHNOLOGY FUND seeks capital appreciation.
   The fund invests primarily in companies which have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. UTILITIES GROWTH FUND seeks capital appreciation.
       The fund invests    primarily in     companies in the public
utilities industry and companies deriving a majority of their revenues from
their public utility operations.     These may include, for example,
companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
       RESTRICTIONS:    With respect to 75% of total assets, Financial
Services may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
    DEBT SECURITIES.    Bonds and other debt instruments are used by
issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt
quality policy if it is rated at or above the stated level by Moody'   s
Investors     Service (Moody's) or rated in the equivalent categories by
Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay
interest and repay principal w   hen due an    d may require that the
conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. Each fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
       RESTRICTIONS:    Each fund, except Financial Services, is considered
non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
    Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the
market sector identified for the fund.    This limitation does not apply to
U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries. FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
   Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or securities of other investment companies.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page __.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
   The following table states the management fee rate for each fund for the fiscal year ended July 1997.

                                 Group
           Individual
          Total
                                Fee Rate           Fund Fee
           Management
                                                   Rate                Fee

   Consumer Industries                             0.30%

   Cyclical Industries                             0.30%

   Financial Services                              0.30%

   Health Care                                     0.30%

   Natural Resources                               0.30%[A              [A]
                                                  ]

   Technology                                      0.30%

   Utilities Growth                                0.30%


[A] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY REDUCED NATURAL RESOURCES' INDIVIDUAL FUND FEE RATE FROM 0.45% TO 0.30%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
   For the fiscal year ended July 1997, FMR, on behalf of each fund, paid FMR U.K. and FMR Far East fees equal to less than __% of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
   FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class of each fund, and maintains the general accounting records and administers the securities lending program for each fund.
For the fiscal year ended July 1997, transfer agency and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.

                                            Transfer Agency Fees                                             Pricing
                                Paid by                                                                      and
                                                                                                             Bookkee
                                                                                                             ping
                                                                                                             Fees
                                                                                                             Paid by

                                Class A                                    Class T          Class B          Fund

   Consumer Industries

   Cyclical Industries

   Financial Services

   Health Care

   Natural Resources

   Technology

   Utilities Growth


   Class A shares of each fund have adopted a     DISTRIBUTION AND SERVICE
PLAN.    Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a     DISTRIBUTION AND SERVICE
PLAN.    Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of Natural Resources may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do
so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
   Class B shares of each fund have adopted a     DISTRIBUTION AND SERVICE
PLAN.    Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of each fund have adopted a      DISTRIBUTION AND SERVICE
PLAN.     Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
   The portfolio turnover rate for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth for the fiscal year ended July 1997 was __% , __%, __%, __%, __%, __%, and ___%, respectively. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity    are
listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
   (solid bullet)     INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)    allow anyone
of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
   (solid bullet)     SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
   Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction, as described on page __, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page __, your Class A or Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. The NAV for each of Class B and Class C is also calculated every business day. Class B and Class C shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page __.
Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
   Share certificates are not available for Class A, Class T, Class B, or Class C shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
Through regular investment plans*  $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts None
*An account may be opened with a minimum of $1,000, provided that a regular investment plan is established at the time the account is opened. For more information about regular investment plans, please refer to "Investor Services," page __.
   Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C
SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE             (small solid bullet) Contact your investment professional (small solid bullet) Contact your investment
YOUR INVESTMENT
 PROFESSIONAL     or, if you are investing through a                        professional or, if you are investing
                  broker-dealer or insurance                                through a broker-dealer or
                  representative,    call                                   insurance representative, call
                  1-800-522-7297. If you are investing                      1-800-522-7297. If you are
                  through a bank representative, call                       investing through a bank
                  1-800-843-3001.                                           representative, call
                  (small solid bullet) Exchange from the same class of      1-800-843-3001.
                  another Fidelity Advisor fund or from                     (small solid bullet) Exchange from the same class of
                  another Fidelity fund account with the                    another Fidelity Advisor fund or
                  same registration, including name,                        from another Fidelity fund account
                  address, and taxpayer ID number.                          with the same registration,
                                                                            including name, address, and
                                                                            taxpayer ID number.



Mail (mail_graphic)   (small solid bullet) Complete and sign the account    (small solid bullet) Make your check payable to the
                      application. Make your check                          complete name of the fund of your
                      payable to the complete name of the                   choice and note the applicable
                      fund of your choice and note the                      class. Indicate your fund account
                      applicable class. Mail to the address                 number on your check and mail to
                      indicated on the application.                         the address printed on your account
                                                                            statement.
                                                                            (small solid bullet) Exchange by mail: call your
                                                                            investment professional for
                                                                            instructions.





In Person
 (hand_graphic) (small solid bullet) Bring your account application and (small solid bullet) Bring your check to your investment
                check to your investment                                professional.
                professional.




Wire (wire_graphic)   (small solid bullet) Not available   (small solid bullet)  Wire to:
                                                             Banker's Trust Co.
                                                             Routing # 021001033
                                                             Fidelity DART Depository
                                                             Account # 00159759
                                                           FBO: (Account name)
                                                             (Account number)
                                                           Specify the complete name of the
                                                           fund of your choice, note the
                                                           applicable class, and include your
                                                           account number and your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic
                                                                          Investment Program. Sign up for
                                                                          this service when opening your
                                                                          account, or call your investment
                                                                          professional to begin the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
       TO SELL SHARES IN A NON-RETIREMENT ACCOUNT,    you may use any of
the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
   (small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the table on page __.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


IF YOU SELL YOUR SHARES AFTER HOLDING THEM LESS THAN 60 DAYS, YOU WILL PAY A REDEMPTION FEE EQUAL
TO 1.00% OF THE VALUE OF THOSE SHARES.



PHONE                          All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT PROFESSIONAL






(phone_graphic)    All account types                     (small solid bullet) You may exchange to the same
                                                         class of other Fidelity Advisor funds
                                                         or to other Fidelity funds if both
                                                         accounts are registered with the
                                                         same name(s), address, and
                                                         taxpayer ID number.

Mail or in Person
 (mail_graphic)
(hand_graphic)     Individual, Joint Tenant,             (small solid bullet) The letter of instruction (with
                   Sole Proprietorship, UGMA, UTMA       signature guarantee) must be
                                                         signed by all persons required to
                                                         sign for transactions, exactly as
                                                         their names appear on the account
                   Retirement account                    and sent to your investment
                                                         professional.
                                                         (small solid bullet) The account owner should complete
                                                         a retirement distribution form.
                                                         Contact your investment
                                                         professional or, if you purchased
                                                         your shares through a broker-dealer
                                                         or insurance representative, call
                                                         1-800-522-7297. If you purchased
                                                         your shares through a bank
                                                         representative, call 1-800-843-3001.

                   Trust                                 (small solid bullet) The trustee must sign the letter
                                                         indicating capacity as trustee. If the
                                                         trustee's name is not in the account
                                                         registration, provide a copy of the
                                                         trust document certified within the
                                                         last 60 days.

                   Business or Organization              (small solid bullet) At least one person authorized by
                                                         corporate resolution to act on the
                                                         account must sign the letter (with
                                                         signature guaranteed).

                   Executor, Administrator,              (small solid bullet) For instructions, contact your
                   Conservator/Guardian                  investment professional or, if you
                                                         purchased your shares through a
                                                         broker-dealer or insurance
                                                         representative, call
                                                         1-800-522-7297. If you purchased
                                                         your shares through a bank
                                                         representative, call
                                                         1-800-843-3001.

Wire
 (wire_graphic)  All account types except retirement   (small solid bullet) You must sign up for the wire
                                                       feature before using it. To verify that
                                                       it is in place, contact your
                                                       investment professional or, if you
                                                       purchased your shares through a
                                                       broker-dealer or insurance
                                                       representative, call 1-800-522-7297.
                                                       If you purchased your shares
                                                       through a bank representative, call
                                                       1-800-843-3001. Minimum wire:
                                                       $500
                                                       (small solid bullet) Your wire redemption request must
                                                       be received and accepted by the
                                                       transfer agent before 4:00 p.m.
                                                       Eastern time for money to be wired
                                                       on the next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
   (small solid bullet) Confirmation statements (after certain transactions, not including reinvestments, that affect your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
       EXCHANGE PRIVILEGE.    You may sell your Class A or Class T shares
and buy the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund by telephone or in writing. You may sell your Class C shares and buy Class C shares of other Fidelity Advisor Funds or Advisor C Class shares of Treasury Fund by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund into another Advisor Focus Fund are unlimited, but that exchanges into other Advisor funds are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page __.
       FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM    lets you set up
periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND


MINIMUM  MINIMUM      FREQUENCY              SETTING UP OR CHANGING

INITIAL  ADDITIONAL   Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the

$1,000  $100          quarterly,             application.

                      or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.

                                             (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call

                                             1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).



TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM            SETTING UP OR CHANGING
INITIAL  ADDITIONAL         (small solid bullet) For a new or existing account, ask your investment professional
Not  Not                    for the appropriate enrollment form.
Applicable  Ap              (small solid bullet) To change the fund to which your distributions are directed,
plicable                    contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
   If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions -including exchanges- are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS.    If a fund's dividends exceed its taxable income
in any year, which is sometimes the result of currency    -related losses,
all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES.    Foreign governments may impose taxes on each of
the funds and its investments and these taxes generally     will reduce the
fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.

TRANSACTION DETAILS
       THE FUNDS ARE OPEN FOR BUSINESS    each day the New York Stock
Exchange (NYSE) is open. FSC normally calculates each class's NAV and offering price as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
   Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
The     OFFERING PRICE    (price to buy one share) of Class A and Class T
of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.75% of the offering price. Class T has a maximum sales charge of 3.50% of
the offering price. The     OFFERING PRICE    of Class B and Class C of
each fund is its NAV. A class's     REDEMPTION PRICE    (price to sell one
share) is its NAV minus the fund's redemption fee, if applicable, and any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A

                                 Sales Charge:                           Investment

                                                                         Profession
                                                                         al

                                                                         Concession
                                                                         as % of
                                                                         Offering
                                                                         Price

                                 As a %                 As an
                                 of                     approxi
                                 Offering
              mate %
                                 Price                  of Net
                                                        Amount

                                                        Investe
                                                        d

   Up to $49,999                  5.75                   6.10             5.00%
                                 %                      %

   $50,000 to $99,999             4.50                   4.71             3.75%
                                 %                      %

   $100,000 to $249,999           3.50                   3.63             2.75%
                                 %                      %

   $250,000 to $499,999           2.50                   2.56             2.00%
                                 %                      %

   $500,000 to $999,999           2.00                   2.04             1.75%
                                 %                      %

$1,000,000 to $24,999,999        1.00%               1.01              0.75%
                                                     %

$25,000,000 or more           None*                  Non              *
                                                     e*


SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
                       Sales Charge:             Investment
                                                 Profession
                                                 al
                                                 Concession
                                                 as % of
                                                 Offering
                                                 Price

                       As a %          As an
                       of              approxi
                       Offering        mate
                       Price           % of
                                       Net
                                       Amount
                                       Investe
                                       d

Up to $49,999           3.50            3.63      3.00%
                       %               %

$50,000 to $99,999      3.00            3.09      2.50%
                       %               %

$100,000 to $249,999    2.50            2.56      2.00%
                       %               %

$250,000 to $499,999    1.50            1.52      1.25%
                       %               %

$500,000 to $999,999    1.00            1.01      0.75%
                       %               %

$1,000,000 or more     None*           Non       *
                                       e*

* SEE SECTION ENTITLED FINDER'S FEE.
   FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
   With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T
CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:


From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.

   When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.
The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the shares at the initial date of purchase or the value of those shares at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those shares that have been held for the longest period of time.
CONVERSION FEATURE. After a holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
       REINSTATEMENT PRIVILEGE.    If you have sold all or part of your
Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
       WHEN YOU PLACE AN ORDER TO BUY SHARES,    your shares will be
purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
       AUTOMATED PURCHASE ORDERS.    Class A, Class T, Class B, and Class C
shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
       WHEN YOU PLACE AN ORDER TO SELL SHARES,    your shares will be sold
at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
A REDEMPTION FEE, if applicable, of 1.00% for shares held less than 60 days will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. Any applicable contingent deferred sales charge is calculated based on your original redemption amount.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
   As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
   (small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
   (small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund. (small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
       OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS,    and may
impose redemption fees of up to 1.00% on exchanges. Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge schedule shown on page __. Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
   Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction. QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000.
   To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000.
    RIGHTS OF ACCUMULATION    let you determine your front-end sales charge
on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund, and Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.
A     LETTER OF INTENT     (Letter) lets you receive the same reduced
front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in your Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of your Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete your Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:
       1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
    2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
    3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
    4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
    5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) below, or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account);
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefits plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class A shares without a sales charge (as described in (2), (3) and (4) on page __), Class T shares without a sales charge (as described in
(9), (10) and (13) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, or Class C shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
       1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
    2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2 which are permitted without penalty pursuant to the Internal Revenue Code; or
    3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

FIDELITY ADVISOR FOCUS FUNDS INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Who May Want to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Performance; Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    Charter; Breakdown of Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      i.............................   Charter

             ii............................   *
             .

5     A      ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


*   Not Applicable


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
FIDELITY ADVISOR
FOCUS FUNDS
INSTITUTIONAL CLASS
   To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY
OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
   AFOCI    -pro-1097
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
   PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS





KEY FACTS                   WHO MAY WANT TO INVEST

                            EXPENSES Institutional Class's yearly operating expenses.

                            FINANCIAL HIGHLIGHTS A summary of each fund's financial
                            data.

                            PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL         CHARTER How each fund is organized.

                            INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                            BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.



YOUR ACCOUNT                TYPES OF ACCOUNTS Different ways to set up your
                            account, including tax-sheltered retirement plans.

                            HOW TO BUY SHARES Opening an account and making additional investments.

                            HOW TO SELL SHARES Taking money out and closing your account.

                            INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                            TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                            EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
   Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
Institutional Class shares are available through eligible intermediaries
that have signed a participation agreement with FDC. The participa   tion
agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those who are interested in actively monitoring the progress, and can accept the risks, of industry-focused investing. Because the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
   Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
   Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge
(CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more information about Class A, Class T, Class B, and Class C shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, or Class C shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page __, for an explanation of how and when these charges apply.


Maximum sales charge on purchases and               None
reinvested distributions

Maximum deferred sales charge                           None



Redemption fee on shares held less than 60 days (as a % of amount redeemed)               1.00
                                                                                          %


Exchange fee               None

Annual account maintenance fee               $12.0
(for accounts under $2,500)                  0

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
   The following figures are based on historical expenses, adjusted to reflect current fees, of Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:
             Operating Expenses                Examples


   CONSUMER INDUSTRIES          Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years

   CYCLICAL INDUSTRIES          Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years

   FINANCIAL SERVICES           Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years

   HEALTH CARE                  Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years

   NATURAL RESOURCES            Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years

   TECHNOLOGY                   Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years

   UTILITIES GROWTH             Management fee                                   After 1
                                                                                 year

                                12b-1 fee                          None          After 3
                                                                                 years

                                Other expenses                                   After 5
                                                                                 years

                                Total operating expenses                         After 10
                                                                                 years


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
 A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the table would have been:
      Institutional        Class

   Consumer Industries

   Cyclical Industries

   Financial Services

   Health Care

   Natural Resources

   Technology

   Utilities Growth

FMR has voluntarily agreed to reimburse the Institutional Class of each
fund to the extent that total operating expenses   ,     as a percentage of
   their     average net assets   ,     exceed the following rates:
            Effectiv
            e
            Date

Consumer Industries    1.50   9/1/96
                      %

Cyclical Industries    1.50   9/1/96
                      %

Financial Services     1.50   9/1/96
                      %

Health Care            1.50   9/1/96
                      %

Natural Resources      1.50   8/30/96
                      %

Technology             1.50   9/1/96
                      %

Utilities Growth       1.50   9/1/96
                      %

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of
   their     average net assets, would have been the following amounts:
      Other   Total
      Expen   Expens
      ses     es

   Consumer Industries

   Cyclical Industries

   Financial Services

   Health Care

   Natural Resources

   Technology

   Utilities Growth

Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights tables for each fund contain annual information which has been audited by ______, independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the Annual Report or the SAI.
[INSERT A TABLE FOR EACH FUND HERE]
PERFORMANCE
   Mutual fund performance is commonly measured as     TOTAL RETURN   . The
total returns that follow are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from     August 1    through     July 31   .
The tables below show the performance of the Institutional Class of each fund over past fiscal years. The chart below presents calendar year performance for the Institutional Class of Natural Resources compared to different measures.
 INSTITUTIONAL CLASS





          Average Annual Total Return*          Cumulative Total Return*




                         Past 1      Past 5      Life of fund+     Past 1      Past 5      Life of fund+
                         year        years                         year        years

 CONSUMER INDUSTRIES

 CYCLICAL INDUSTRIES

 FINANCIAL SERVICES

 HEALTH CARE

 NATURAL RESOURCES

 TECHNOLOGY

 UTILITIES GROWTH


YEAR-BY-YEAR TOTAL RETURNS






Calendar years*              1988    1989    1990    1991    1992    1993    1994    1995    1996

NATURAL RESOURCES            16.10   33.14   -5.28   14.47   13.33   37.94   -2.28   28.86   30.72
                             %       %       %       %       %       %       %       %       %

S&P 500                      16.61   31.69   -3.10   30.47    7.62   10.08   1.32%   37.58   22.96
                             %       %       %       %       %       %               %       %

Consumer Price Index         4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.86
Row: 10, Col: 1, Value: 30.72
(large solid box) NATURAL RESOURCES -
INSTITUTIONAL CLASS
   + FOR NATURAL RESOURCES, LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (DECEMBER 29, 1987) THROUGH THE PERIOD ENDED JULY 31, 1997. FOR EACH FUND (EXCEPT NATURAL RESOURCES), LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 3, 1996) THROUGH THE PERIOD ENDED JULY 31, 1997.
* INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES TOOK PLACE ON JULY 3, 1995. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS, AND INCLUDE CLASS T'S 12B-1 FEE (AT A THEN APPLICABLE RATE OF 0.65%).
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike the Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
   The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
   EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Financial Services is a diversified fund, and Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds, of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on trust on March 21, 1980. EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
   The funds are managed by FMR, which handles each fund's business affairs and with the assistance of foreign affiliates chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for each fund.
As of September 30, 1997, FMR advised funds having approximately __million shareholder accounts with a total value of more than $__ billion.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He currently manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving an MBA from Harvard Business School.
Louis Salemy is manager of Advisor Financial Services, which he has managed since September 1996. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager. Previously, he was a security analyst for Loomis, Sayles and Company from 1989 to 1992.
   Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
   Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of September 30, 1997, approximately ___% and ___% of each of ____ and ____ total outstanding shares, respectively, were held by ____.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   Each fund concentrates its investments in the securities of companies in a particular market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named market sector. For this purpose, Natural Resources treats investments in precious metals and instruments whose value is linked to precious metals as investments in its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
   The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g. books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
   The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At
times, worldwide produc   tion of the materials used in cyclical industries
has exceeded d    emand as a result of, for example, over-building or
economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
   The fund invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers
can negatively    impact the sector. Insurance companies may be subject to
severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the sector and the fund.
HEALTH CARE FUND seeks capital appreciation.
       The fund invests    primarily in     companies engaged in the
design, manufacture, or sale of products or services used for or in
connection with health care or medicine.    Companies in the health care
sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
   The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to precious metals.
TECHNOLOGY FUND seeks capital appreciation.
   The fund invests primarily in companies which have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. UTILITIES GROWTH FUND seeks capital appreciation.
       The fund invests    primarily in     companies in the public
utilities industry and companies deriving a majority of their revenues from
their public utility operations.     These may include, for example,
companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
       RESTRICTIONS:    With respect to 75% of total assets, Financial
Services may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt
quality policy if it is rated at or above the stated level by    Moody's
Investors Service (Moody's) or rated in the equivalent     categories by
Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. Each fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
       RESTRICTIONS:    Each fund, except Financial Services, is considered
non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
    Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the
market sector identified for the fund.    This limitation does not apply to
U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries. FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
   Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or securities of other investment companies.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page __.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
   The following table states the management fee rate for each fund for the fiscal year ended July 1997.

                                 Group
           Individual
          Total
                                Fee Rate           Fund Fee
           Management
                                                   Rate                Fee

   Consumer Industries                             0.30%

   Cyclical Industries                             0.30%

   Financial Services                              0.30%

   Health Care                                     0.30%

   Natural Resources                               0.30%[A              [A]
                                                  ]

   Technology                                      0.30%

   Utilities Growth                                0.30%


[A] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY REDUCED NATURAL RESOURCES' INDIVIDUAL FUND FEE RATE FROM 0.45% TO 0.30%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
   For the fiscal year ended July 1997, FMR, on behalf of each fund, paid FMR U.K. and FMR Far East fees equal to less than __% of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
   FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class shares of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the Institutional Class shares of each fund, and maintains the general accounting records and administers the securities lending program for each fund.
For the fiscal year ended July 1997, transfer agent and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                             Transfer             Pricing
                                Agency               and
                                Fees                 Bookkee
                                Paid by              ping
                                                     Fees
                                                     Paid by

                                Institution          Fund

                                al  Class

   Consumer Industries

   Cyclical Industries

   Financial Services

   Health Care

   Natural Resources

   Technology

   Utilities Growth

   The Institutional Class of each fund has adopted a     DISTRIBUTION AND
SERVICE PLAN.    Each plan recognizes that FMR may use its management fee
revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
   The portfolio turnover rate for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Natural Resources, Technology, and Utilities Growth for the fiscal year ended July 1997 was __% , __%, __%, __%, __%, __%, and ___%, respectively. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
   (solid bullet)     INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)    allow anyone
of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
   (solid bullet)     SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to the Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page __. If there is no account application accompanying this prospectus, call 1-800-843-3001 or your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check, (small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or (small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
Through regular investment plans* $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts None
*An account may be opened with a minimum of $1,000, provided that a regular investment plan is established at the time the account is opened. For more information about regular investment plans, please refer to "Investor Services," page __.
   There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.



                      TO OPEN AN ACCOUNT                                   TO ADD TO AN ACCOUNT

PHONE                 (small solid bullet) Exchange from the same class of (small solid bullet) Exchange from the same class of
1-800-843-3001
 OR YOUR INVESTMENT   another Fidelity Advisor fund or from                another Fidelity Advisor fund or from
PROFESSIONAL          another Fidelity fund account with                   another Fidelity fund account with
                      the same registration, including                     the same registration, including
                      name, address, and taxpayer ID                       name, address, and taxpayer ID
                      number.                                              number.

Mail (mail_graphic)   (small solid bullet) Complete and sign the account   (small solid bullet) Make your check payable to the
                      application. Make your check                         complete name of the fund of your
                      payable to the complete name of the                  choice and note the applicable
                      fund of your choice and note the                     class. Indicate your fund account
                      applicable class. Mail to the address                number on your check and mail to
                      indicated on the application.                        the address printed on your account
                                                                           statement.
                                                                           (small solid bullet) Exchange by mail: call
                                                                           1-800-843-3001 or your investment
                                                                           professional for instructions.





In Person
 (hand_graphic) (small solid bullet) Bring your account application and (small solid bullet) Bring your check to your investment
                check to your investment                                professional.
                professional.




Wire (wire_graphic)   (small solid bullet) Call 1-800-843-3001 to set up your    (small solid bullet)  Not available for retirement

                      account and to arrange a wire                              accounts.

                      transaction. Not available for                             (small solid bullet) Wire to:

                      retirement accounts.                                        Banker's Trust Co.

                      (small solid bullet) Wire to:                               Routing # 021001033

                       Banker's Trust Co.                                         Fidelity DART Depository

                       Routing # 021001033                                        Account # 00159759

                       Fidelity DART Depository                                   FBO: (account name)

                       Account #00159759                                          (account number)

                       FBO: (account name)

                       (account number)                                          Specify the complete name of the

                                                                                 fund of your choice, note the

                      Specify the complete name of the                           applicable class and include your

                      fund of your choice, note the                              account number and your name.

                      applicable class and include your

                      new account number and your name.




Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic
                                                                          Investment Program. Sign up for
                                                                          this service when opening your
                                                                          account, or call your investment
                                                                          professional to begin the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
       TO SELL SHARES IN A NON-RETIREMENT ACCOUNT,    you may use any of
the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at
least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
   (small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table on page __.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


IF YOU SELL YOUR SHARES AFTER HOLDING THEM LESS THAN 60 DAYS, YOU WILL PAY A REDEMPTION FEE EQUAL
TO 1.00% OF THE VALUE OF THOSE SHARES.



PHONE                     All account types except retirement   (small solid bullet) Maximum check request: $100,000.
1-800-843-3001 OR YOUR
INVESTMENT PROFESSIONAL





(phone_graphic)        All account types                     (small solid bullet) You may exchange to the same
                                                             class of other Fidelity Advisor funds
                                                             or to other Fidelity funds if both
                                                             accounts are registered with the
                                                             same name(s), address, and
                                                             taxpayer ID number.

Mail or in Person
 (mail_graphic)
(hand_graphic)         Individual, Joint Tenant,             (small solid bullet) The letter of instruction must be
                       Sole Proprietorship, UGMA, UTMA       signed by all persons required to
                                                             sign for transactions, exactly as
                                                             their names appear on the account.
                       Retirement account                    (small solid bullet) The account owner should complete
                                                             a retirement distribution form. Call
                                                             1-800-843-3001 or your investment
                                                             professional to request one.

                       Trust                                 (small solid bullet) The trustee must sign the letter
                                                             indicating capacity as trustee. If the
                                                             trustee's name is not in the account
                                                             registration, provide a copy of the
                                                             trust document certified within the
                                                             last 60 days.

                       Business or Organization              (small solid bullet) At least one person authorized by
                                                             corporate resolution to act on the
                                                             account must sign the letter.

                       Executor, Administrator,              (small solid bullet) Call 1-800-843-3001 or your
                       Conservator/Guardian                  investment professional for
                                                             instructions.

Wire (wire_graphic)    All account types except retirement   (small solid bullet) You must sign up for the wire
                                                             feature before using it. To verify that
                                                             it is in place, call 1-800-843-3001.
                                                             Minimum wire: $500.
                                                             (small solid bullet) Your wire redemption request must
                                                             be received and accepted by the
                                                             transfer agent before 4:00 p.m.
                                                             Eastern time for money to be wired
                                                             on the next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
   (small solid bullet) Confirmation statements (after certain transactions that affect your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of a fund into another Advisor Focus Fund are unlimited, but that exchanges into other Advisor funds are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page __.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND


MINIMUM  MINIMUM      FREQUENCY              SETTING UP OR CHANGING

INITIAL  ADDITIONAL   Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the

$1,000  $100          quarterly,             application.

                      or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.

                                             (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly, or call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.



SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
   Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
   If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If    a fund's dividends exceed its taxable income
in any year, which is sometimes the result of currency    -related losses,
all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. F   oreign governments may impose taxes on each of
the funds and its investments and these taxes generally     will reduce the
fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
       THE FUNDS ARE OPEN FOR BUSINESS    each day the New York Stock
Exchange (NYSE) is open. Each class's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
   Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
    INSTITUTIONAL CLASS'S OFFERING PRICE    (price to buy one share) is its
NAV. Institutional Class's     REDEMPTION PRICE    (price to sell one
share) is its NAV minus the fund's redemption fee, if applicable.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase
order, including certain purchases by    exchange. See "Exchange
Restrictions" on page __. Purchase o    rders may be refused if, in FMR's
opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business
day, the order will be canceled    and the financial institution will be
liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
       WHEN YOU PLACE AN ORDER TO SELL SHARES,    your shares will be sold
at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
A REDEMPTION FEE, if applicable, of 1.00% for shares held less than 60 days will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
   As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
   (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
       OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS,    and may
impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

FIDELITY ADVISOR FOCUS FUNDS: CLASS A, CLASS T, CLASS B. CLASS C & INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11            ............................   Cover Page; Table of Contents

12                ............................   Description of the Trust

13       a - c    ............................   Investment Policies and Limitations

         d        ............................   Portfolio Transactions

14       a - c    ............................   Trustees and Officers

15       a - c    ............................   Trustees and Officers

16       a (i)    ............................   FMR; Portfolio Transactions

           (ii)   ............................   Trustees and Officers

          (iii)   ............................   Management Contracts

         b        ............................   Management Contracts

         c - d    ............................   Contracts with FMR Affiliates

         e        ............................   *

         f        ............................   Distribution and Service Plans

         g        ............................   *

         h        ............................   Description of the Trust

         i        ............................   Contracts with FMR Affiliates

17       a-d      ............................   Portfolio Transactions

         e        ............................   *

18       a        ............................   Description of the Trust

         b        ............................   *

19       a        ............................   Additional Purchase, Exchange and Redemption
                                                 Information

         b        ............................   Additional Purchase, Exchange and Redemption
                                                 Information; Valuation

         c        ............................   *

20                ............................   Distributions and Taxes

21       a, b     ............................   Contracts with FMR Affiliates

         c        ............................   *

22       a        ............................   *

         b        ............................   Performance

23                ............................   Financial Statements


* Not Applicable



FIDELITY ADVISOR FOCUS FUNDS
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
CLASS A, CLASS T,    CLASS B, CLASS C, AN    D INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION

FU   N    DS OF FIDELITY ADVISOR SERIES VII

   OCTOBER 31    , 1997
This Statement of Additional Information (SAI) is not a prospectus but
should be read in conjunction with the funds' current Prosp   ectuses
(dated October 31, 1997) for Class A, Class T, Class B, Class C, and Institutional Class shares. Please retain this document for future reference. The funds' Annual Report is a separate document supplied with
this SAI. To obtain a free additional copy    of a Pros    pectus or an
Annual Report, please call Fidelity Distributors Corporation (FDC) at
1-800-   843    -   3001 o    r your investment professional.
TABLE OF CONTENTS                                                PAGE

Investment Policies and Limitations                              2

Portfolio Transactions

Valuation                                                        21

Performance

Additional Purchase    Exchange     and Redemption Information   38

Distributions and Taxes                                          41

FMR

Trustees and Officers

Management Contracts                                             46

Distribution and Service Plans

Contracts with FMR Affiliates                                    51

   Description of the Trust                                      53

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)

   AFOC/AFOCI-ptb-1097
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR CONSUMER INDUSTRIES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR CONSUMER INDUSTRIES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
   F    or the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on
page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR CYCLICAL INDUSTRIES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR CYCLICAL INDUSTRIES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
   F    or the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on
page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR HEALTH CARE FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR HEALTH CARE FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
   F    or the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on
page .
   THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR NATURAL RESOURCES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activity of the industries in the natural resources sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or
(6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(7) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS FOR NATURAL RESOURCES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to invest in physical commodities other than precious metals (i.e., gold, palladium, platinum and silver) and it intends to limit such investments to not more than 25% of the fund's total assets. The fund may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures contracts and options, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR TECHNOLOGY FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR TECHNOLOGY FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
   F    or the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on
page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR UTILITIES GROWTH FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR UTILITIES GROWTH FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
   F    or the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on
page .
THE FOLLOWING ARE THE FINANCIAL SERVICES FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR FINANCIAL SERVICES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
   F    or the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions " on
page .
FINANCIAL SERVICES FUND Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this fund to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the funds may purchase. The fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The fund will not be required to divest its holdings of a particular issuer when circumstances
subsequent to the purchase cause one of the above conditions not    to
    be met. The fund is not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
FUND DESCRIPTIONS
THE FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED BELOW. CONSUMER INDUSTRIES FUND: COMPANIES ENGAGED IN THE MANUFACTURE AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
   The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer products and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
CYCLICAL INDUSTRIES FUND: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS, OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND: COMPANIES PROVIDING FINANCIAL SERVICES TO CONSUMERS AND INDUSTRY. Companies in the financial services sector include:
commercial banks    and     savings and loan associations, consumer and
industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all
segments of the insurance    industry     such as multi-line, property and
casualty, and life insurance.
The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance
   industries    . Moreover, the federal laws generally separating
commercial and investment banking are currently being studied by Congress. Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.
Securities and Exchange Commission    (SEC)     regulations provide that
the fund may not invest more than 5% of its    total     assets in the
securities of any one company that derives more than 15% of its revenues
from brokerage or investment management activities.    These companies as
well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in this fund's business activity.
HEALTH CARE FUND: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR MEDICINE. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
NATURAL RESOURCES FUND: cOMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES, OR IN PHYSICAL COMMODITIES. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal,
oil and natural gases), chemicals, forest products, real estate, food   ,
textile and tobacco     products   ,     and other basic commodities.
Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.
   Although the fund is authorized to invest up to 50% of its assets in physical commodities, the fund currently intends to invest no more than 25% of its total assets in precious metals and currently intends to limit its
investments to readily marketable precious metals.     Precious metals, at
times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade
or currency restrictions between countries.    The fund may also consider
instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. In order to qualify as a regulated investment company, gains from selling precious metals or any other physical commodity may not exceed 10% of the fund's annual gross income. This tax treatment could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
TECHNOLOGY FUND: COMPANIES WHICH HAVE OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT SIGNIFICANTLY FROM
TECHNOLOGICAL ADVANCES AND IMPROVEMENTS.    These may include, for example,
companies that develop, produce, or distribute products or services in the
computer    , semi-conductor,    electronics,     communications, health
care,    and     biotechnology    sectors    .
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. UTILITIES GROWTH FUND: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY
OPERATIONS.    The fund may invest in     companies engaged in the
manufacture, production, generation, transmission and sale of gas and
electric energy   ; water supply, waste disposal and sewerage and sanitary
service companies;     and companies engaged in the communications field,
including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES UNLESS IT BELIEVES THAT DOING SO WILL HELP THE FUND ACHIEVE ITS GOAL. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions. CLOSED-END INVESTMENT COMPANIES. Each fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
FUNDS' RIGHTS AS SHAREHOLDERS. Each fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that each fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets before engaging in any purchases or sales of futures contracts or options on futures contracts. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums. In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the funds' access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government-stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
   Natural Resources may consider purchasing securities indexed to the price of precious metals as an alternative to direct investment in precious metals. The fund will only buy precious metals-indexed securities when it is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a fund to supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES. Each fund may purchase lower-quality debt
securities    (those rated below Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's, and unrated securities judged by FMR to be of
equivalent quality)     that have poor protection with respect to the
payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
   The following paragraph restates fundamental policies previously disclosed in the above fund descriptions.
FUNDAMENTAL POLICIES: Natural Resources is authorized to invest up to 50% of its assets in physical commodities.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services
provided by and place agency transactions with N   ational Financial
Services Corporation (NFSC)     and Fidelity Brokerage Services (FBS)   ,
indirect subsidiaries     of FMR Corp., if the commissions are fair,
reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
The following table shows each fund's portfolio turnover rate for the fiscal periods ended July 31, 1997 and, for Natural Resources, for the fiscal year ended October 31, 1996. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase or redemption orders, short-term interest rate volatility and other special market conditions.
FUND                  1996              1997*

Consumer Industries   N/A                %

Cyclical Industries               N/A    %

Financial Services    N/A                %

Health Care                       N/A    %

Natural Resources      137%              %

Technology                        N/A    %

Utilities Growth      N/A                %

   * For the period September 3, 1996 (commencement of operations for all funds except Natural Resources) to July 31, 1997 and for the period November 1, 1996 to July 31, 1997 for Natural Resources

The following tables show the brokerage commissions paid by    each
fund.     The first table shows the total amount of brokerage commissions
paid    by each fund and the total amount of brokerage commissions paid to
NFSC and FBS (formerly FBSL) for the fiscal period ended July 1997 and for the past three fiscal years (for Natural Resources). The second table shows the percentage of aggregate brokerage commissions paid to and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions effected through NFSC and FBS for the fiscal period ended July 1997. The third table shows the amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal period ended July 1997. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; NFSC and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through NFSC is a result of the low commission rates charged by NFSC. [FOR FUNDS THAT PAID NO BROKERAGE
COMMISSIONS: For the fiscal period ended [July 1997, [name of fund] paid no brokerage commissions.]

                      FISCAL    PERIOD       TOTAL            TO NFSC       TO FBS
                      ENDED                  AMOUNT PAID

CONSUMER INDUSTRIES        July 31

1997**                                        $            $                $

CYCLICAL INDUSTRIES        July 31

1997**

FINANCIAL SERVICES         July 31

1997**

HEALTH CARE                July 31

1997**

NATURAL RESOURCES          July 31

11/1/96 - 7/31/97

1996*

1995*

1994*

TECHNOLOGY                 July 31

1997**

UTILITIES GROWTH           July 31

1997**





                      FISCAL    PERIOD       % OF           % OF               % OF          % OF
                      ENDED 1997**           COMMISSIONS    TRANSACTIONS       COMMISSIONS   TRANSACTIONS
                                             PAID TO NFSC   EFFECTED THROUGH   PAID TO FBS   EFFECTED THROUGH
                                                            NFSC                             FBS

CONSUMER INDUSTRIES        July 31            %              %                  %             %

CYCLICAL INDUSTRIES        July 31            %              %                  %             %

FINANCIAL SERVICES         July 31            %              %                  %             %

HEALTH CARE                July 31            %              %                  %             %

NATURAL RESOURCES          July 31            %              %                  %             %

                        October 31,           %              %                  %             %
                           1996*

TECHNOLOGY                 July 31            %              %                  %             %

UTILITIES GROWTH           July 31            %              %                  %             %



                      FISCAL    PERIOD       AMOUNT PAID TO FIRMS         TOTAL AMOUNT OF
                      ENDED 1997**           PROVIDING RESEARCH(dagger)   TRANSACTIONS ON WHICH
                                                                          COMMISSIONS WERE PAID

CONSUMER INDUSTRIES   July 31                 $                            $

CYCLICAL INDUSTRIES   July 31

FINANCIAL SERVICES    July 31

HEALTH CARE           July 31

NATURAL RESOURCES     July 31

                      October 31, 1996*

TECHNOLOGY            July 31

UTILITIES GROWTH      July 31


*    Fiscal year ended October 31
** For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources
(dagger) T   he provision of res    earch services was not necessarily a
factor in the placement of all this business with such firms.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each class's net asset value per share (NAV) as of the close of the NYSE (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for
which market quotations    and information furnished by a pricing
servic    e are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not
intended to indicate future returns. Each    class    's share price,
yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all
aspects of a    class    's return, including the effect of reinvesting
dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a    class     may quote
unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account and may or may not include the
effect of a class's redemption fees. Excluding a    class    's sales
charge    or     redemption fee from a total return calculation produces a
higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.
   The     13-week and 39-week long-term moving averages    for each class
of each fund on July 25, 1997 are shown below:
FUND   13-WEEK   39-WEEK

Consumer Industries - Class A         $     $

Consumer Industries - Class T

Consumer Industries - Class B

Consumer Industries - Institutional

Cyclical Industries - Class A

Cyclical Industries - Class T

Cyclical Industries - Class B

Cyclical Industries - Institutional

Financial Services - Class A

Financial Services - Class T

Financial Services - Class B

Financial Services - Institutional

Health Care - Class A

Health Care - Class T

Health Care - Class B

Health Care - Institutional

Natural Resources - Class A

Natural Resources - Class T

Natural Resources - Class B

Natural Resources - Institutional

Technology - Class A

Technology - Class T

Technology - Class B

Technology - Institutional

Utilities Growth - Class A

Utilities Growth - Class T

Utilities Growth - Class B

Utilities Growth - Institutional

   The following table shows performance for each class of each fund. Class A shares have a maximum front-end sales charge of 5.75%. Class A shares are also subject to a 12b-1 fee of 0.25%. Class T shares have a maximum front-end sales charge of 3.50%. Class T shares are also subject to a 12b-1 fee of 0.50%. Class B shares may be subject to a contingent deferred sales charge (CDSC) upon redemption: maximum CDSC is 5%. Class B shares are also subject to a 12b-1 fee of 1.00%. Class C shares that are redeemed within a year of purchase are subject to a CDSC of 1.00%. Institutional Class shares do not have a sales charge or a 12b-1 fee.
HISTORICAL FUND RESULTS. The following table shows    the total returns for
each class of each fund     for periods ended July 31, 1997.
      Average Annual Total   Cumulative Total
      Returns1               Returns1


                                       Fiscal    One    Five    Life             One    Five    Life of
                                       Period    Year   Years   of Fund+         Year   Years   Fund+
                                       Ended



Consumer Industries - Class A          7/31      N/A    N/A     N/A              N/A    N/A     %

Consumer Industries - Class T                    N/A    N/A     N/A              N/A    N/A     %

Consumer Industries - Class B                    N/A    N/A     N/A              N/A    N/A     %

Consumer Industries - Class C                    N/A    N/A     N/A              N/A    N/A     %

Consumer Industries - Institutional              N/A    N/A     N/A              N/A    N/A     %

Cyclical Industries - Class A          7/31      N/A    N/A     N/A              N/A    N/A     %

Cyclical Industries - Class T                    N/A    N/A     N/A              N/A    N/A     %

Cyclical Industries - Class B                    N/A    N/A     N/A              N/A    N/A     %

Cyclical Industries - Class C                    N/A    N/A     N/A              N/A    N/A     %



Cyclical Industries - Institutional          N/A   N/A   N/A         N/A   N/A   %

Financial Services - Class A          7/31   N/A   N/A   N/A         N/A   N/A   %

Financial Services - Class T                 N/A   N/A   N/A         N/A   N/A   %

Financial Services - Class B                 N/A   N/A   N/A         N/A   N/A   %

Financial Services - Class C                 N/A   N/A   N/A         N/A   N/A   %

Financial Services - Institutional           N/A   N/A   N/A         N/A   N/A   %

Health Care - Class A                 7/31   N/A   N/A   N/A         N/A   N/A   %

Health Care - Class T                        N/A   N/A   N/A         N/A   N/A   %

Health Care - Class B                        N/A   N/A   N/A         N/A   N/A   %

Health Care - Class C                        N/A   N/A   N/A         N/A   N/A   %

Health Care - Institutional                  N/A   N/A   N/A         N/A   N/A   %

Natural Resources - Class A           7/31   %     %     %           %     %     %

Natural Resources - Class T                  %     %     %           %     %     %

Natural Resources - Class B                  %     %     %           %     %     %

Natural Resources - Class C                  %     %     %           %     %     %

Natural Resources - Institutional            %     %     %           %     %     %

Technology - Class A                  7/31   N/A   N/A   N/A         N/A   N/A   %

Technology - Class T                         N/A   N/A   N/A         N/A   N/A   %

Technology - Class B                         N/A   N/A   N/A         N/A   N/A   %

Technology - Class C                         N/A   N/A   N/A         N/A   N/A   %

Technology - Institutional                   N/A   N/A   N/A         N/A   N/A   %

Utilities Growth - Class A            7/31   N/A   N/A   N/A         N/A   N/A   %

Utilities Growth - Class T                   N/A   N/A   N/A         N/A   N/A   %

Utilities Growth - Class B                   N/A   N/A   N/A         N/A   N/A   %

Utilities Growth - Class C                   N/A   N/A   N/A         N/A   N/A   %

Utilities Growth - Institutional             N/A   N/A   N/A         N/A   N/A   %


+ Life of fund figures are from September 3, 1996 (commencement of operations) for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth and for the period December 29, 1987 (commencement of operations) to July 31, 1997 for Natural Resources.
   1 Average annual and cumulative total returns for Class A include the effect of paying Class A's maximum applicable front-end sales charge of 5.75%.
 Average annual and cumulative total returns for Class T include the effect of paying Class T's maximum applicable front-end sales charge of 3.50%.

 Average annual and cumulative total returns for Class B include the effect of paying Class B's CDSC upon redemption based on the following schedule: one year or less, 5%; greater than one year to two years, 4%; greater than 2 years to four years, 3%; greater than four years to five years, 2%; greater than five years to six years, 1%; greater than six years, 0%.
    Average annual and cumulative returns for Class C include the effect of paying Class C's 1% CDSC imposed on Class C redeemed within one year of purchase.
 Initial offering of Class A of Natural Resources' shares took place on September 3, 1996. Returns prior to that date are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Initial offering of Institutional Class of Natural Resources took place on July 3, 1995. Institutional Class of Natural Resources shares do not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of Natural Resources and include a Class T 12b-1 fee (at a then currently applicable rate of 0.65%). Class B returns prior to July 3, 1995 are those of Class T shares and include the applicable Class T 12b-1 fees discussed above.
 Initial offering of Class B of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth took place on March 3, 1997. Class B bear a 1.00% 12b-1 fee which is not
reflected in return   s prior to March 3, 1997.     Returns prior to March
3, 1997 are those of Class T and reflect Class T's 0.50% 12b-1 fee.
 Class C of each fund are expected to commence operations on or about
November 1, 1997.    For the period March 3, 1997 to November 1, 1997,
Class B performance was used which reflects Class B's applicable 12b-1 fee. For the period September 3, 1996 to March 3, 1997, Class T performance was used which reflects the 0.50% 12b-1 fee. If Class C's 12b-1 had been reflected during this period, total returns would have been lower.
If FMR had not reimbursed certain    class     expenses during these
periods,    the     total returns    for ____     would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the life of each fund, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been
factored into the figures below.    The figures do not include the effect
of each fund's 1.00% redemption fee applicable to shares purchased on or after March 1, 1997 and held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Consumer Industries would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.
CONSUMER INDUSTRIES - CLASS A                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Consumer Industries on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Consumer Industries would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.
CONSUMER INDUSTRIES - CLASS T                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Consumer Industries on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Consumer Industries would have grown to $______, including the effect of Class B's maximum applicable CDSC.
CONSUMER INDUSTRIES - CLASS B                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Consumer Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Consumer Industries would have grown to $______, including the effect of Class C's maximum applicable CDSC.
CONSUMER INDUSTRIES - CLASS C                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Consumer Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Consumer Industries would have grown to $______.

CONSUMER INDUSTRIES - INSTITUTIONAL CLASS                           INDICES



Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Consumer Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Cyclical Industries would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.
CYCLICAL INDUSTRIES - CLASS A                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Cyclical Industries on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Cyclical Industries would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.
CYCLICAL INDUSTRIES - CLASS T                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Cyclical Industries on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Cyclical Industries would have grown to $______, including the effect of Class B's maximum applicable CDSC.
CYCLICAL INDUSTRIES - CLASS B                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Cyclical Industries on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Cyclical Industries would have grown to $______, including the effect of Class C's maximum applicable CDSC.
CYCLICAL INDUSTRIES - CLASS C                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Cyclical Industries on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Cyclical Industries would have grown to $______.

CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS                           INDICES



Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Cyclical Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Financial Services would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.
FINANCIAL SERVICES - CLASS A                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Financial Services on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Financial Services would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.

FINANCIAL SERVICES - CLASS T                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Financial Services on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Financial Services would have grown to $______, including the effect of Class B's maximum applicable CDSC.
FINANCIAL SERVICES - CLASS B                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Financial Services on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Financial Services would have grown to $______, including the effect of Class C's maximum applicable CDSC.
FINANCIAL SERVICES - CLASS C                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Financial Services on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations    of
the fund    ) to July 31, 1997, a hypothetical $10,000 investment in
Institutional Class of Financial Services would have grown to $______.

FINANCIAL SERVICES - INSTITUTIONAL CLASS                           INDICES



Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Financial Services on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Health Care would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.
HEALTH CARE - CLASS A                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Health Care on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Health Care would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.
HEALTH CARE - CLASS T                           INDICES


Period Ended   Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31        Initial      Reinvested      Reinvested      Value                    Living**
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions







   1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Health Care on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Health Care would have grown to $______, including the effect of Class B's maximum applicable CDSC.
HEALTH CARE - CLASS B                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Health Care on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Health Care would have grown to $______, including the effect of Class C's maximum applicable CDSC.
HEALTH CARE - CLASS C                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Health Care on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September __, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Health Care would have grown to $______.
HEALTH CARE - INSTITUTIONAL CLASS                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Health Care on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Natural Resources would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.

NATURAL RESOURCES - CLASS A                           INDICES


Period Ended     Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31          Initial      Reinvested      Reinvested      Value                    Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







      1997       $            $               $               $       $         $      $


   1996    $    $    $    $    $    $    $

   1995    $    $    $    $    $    $    $

   1994    $    $    $    $    $    $    $

   1993    $    $    $    $    $    $    $

   1992    $    $    $    $    $    $    $

   1991    $    $    $    $    $    $    $

   1990    $    $    $    $    $    $    $

   1989    $    $    $    $    $    $    $

   1988*   $    $    $    $    $    $    $

* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Natural Resources on December 29, 1987, assuming the 5.75% maximum sales
charge had been in effect, the net amount invested in Class A shar   es was
$_____. The c    ost of the initial investment ($10,000) together with the
aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amo   unted to $______. If distrib    utions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to    $______
for dividends and $__    ___ for capital gain distributions.
   During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Natural Resources would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.
NATURAL RESOURCES - CLASS T                           INDICES


Period Ended     Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
July 31          Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







      1997       $            $               $               $          $          $          $

1996             $ 24,241     $ 167           $ 14,931        $ 39,339   $ 37,635   $ 40,742   $ 13,718

1995             $ 18,576     $ 128           $ 10,434        $ 29,138   $ 30,328   $ 31,450   $ 13,319

1994             $ 16,945     $ 117           $ 9,094         $ 26,156   $ 23,986   $ 25,207   $ 12,955

1993             $ 16,974     $ 118           $ 8,066         $ 25,158   $ 23,093   $ 23,104   $ 12,626

1992             $ 13,394     $ 93            $ 4,350         $ 17,837   $ 20,090   $ 19,672   $ 12,288

1991             $ 13,616     $ 94            $ 3,122         $ 16,832   $ 18,268   $ 18,172   $ 11,906

1990             $ 11,870     $ 82            $ 2,133         $ 14,085   $ 13,683   $ 13,970   $ 11,568

1989             $ 12,159     $ 0             $ 1,082         $ 13,241   $ 14,791   $ 14,557   $ 10,884

1988*            $ 11,069     $ 0             $ 0             $ 11,069   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Natural Resources on December 29, 1987, assuming the 3.50% maximum sales
charge had been in effect, the net amount invested in Class T sha   res was
$_____. The cost     of the initial investment ($10,000) together with the
aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $______. If d    istributions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to $   ______
for dividends and $_____ for cap    ital gain distributions.
   During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Natural Resources would have grown to $______, including the effect of Class B's maximum applicable CDSC.
NATURAL RESOURCES - CLASS B                           INDICES


Period Ended     Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
July 31          Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







      1997       $            $               $               $          $          $          $

   1996          $ 24,880     $ 172           $ 15,327        $ 40,379   $ 37,635   $ 40,742   $ 13,718

   1995          $ 19,230     $ 133           $ 10,801        $ 30,164   $ 30,328   $ 31,450   $ 13,319

   1994          $ 17,560     $ 121           $ 9,424         $ 27,105   $ 23,986   $ 25,207   $ 12,955

   1993          $ 17,590     $ 121           $ 8,359         $ 26,070   $ 23,093   $ 23,104   $ 12,626

   1992          $ 13,880     $ 96            $ 4,508         $ 18,484   $ 20,090   $ 19,672   $ 12,288

   1991          $ 14,110     $ 98            $ 3,235         $ 17,443   $ 18,268   $ 18,172   $ 11,906

   1990          $ 12,300     $ 85            $ 2,211         $ 14,596   $ 13,683   $ 13,970   $ 11,568

   1989          $ 12,600     $ 0             $ 1,121         $ 13,721   $ 14,791   $ 14,557   $ 10,884

   1988*         $ 11,470     $ 0             $ 0             $ 11,470   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Natural Resources on December 29, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $_   _____. If dis    tributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
a   mounted to $______ for dividends and $___    __ for capital gain
distributions.
   During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Natural Resources would have grown to $______, including the effect of Class C's maximum applicable CDSC.
NATURAL RESOURCES - CLASS C                           INDICES


Period Ended     Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31          Initial      Reinvested      Reinvested      Value                    Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







      1997       $            $               $               $       $         $      $

   1996          $            $               $               $       $         $      $

   1995          $            $               $               $       $         $      $

   1994          $            $               $               $       $         $      $

   1993          $            $               $               $       $         $      $

   1992          $            $               $               $       $         $      $

   1991          $            $               $               $       $         $      $

   1990          $            $               $               $       $         $      $

   1989          $            $               $               $       $         $      $

   1988*         $            $               $               $       $         $      $


   * From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Natural Resources on December 29, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Natural Resources would have grown to $______.

NATURAL RESOURCES- INSTITUTIONAL CLASS                           INDICES



Period Ended     Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31          Initial      Reinvested      Reinvested      Value                    Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







      1997       $            $               $               $       $         $      $



   1996    $ 25,170   $ 174   $ 15,501   $ 40,845   $ 37,635   $ 40,742   $ 13,718

   1995    $ 19,270   $ 133   $ 10,823   $ 30,226   $ 30,328   $ 31,450   $ 13,319

   1994    $ 17,560   $ 121   $ 9,424    $ 27,105   $ 23,986   $ 25,207   $ 12,955

   1993    $ 17,590   $ 121   $ 8,359    $ 26,070   $ 23,093   $ 23,104   $ 12,626

   1992    $ 13,880   $ 96    $ 4,508    $ 18,484   $ 20,090   $ 19,672   $ 12,288

   1991    $ 14,110   $ 98    $ 3,235    $ 17,443   $ 18,268   $ 18,172   $ 11,906

   1990    $ 12,300   $ 85    $ 2,211    $ 14,596   $ 13,683   $ 13,970   $ 11,568

   1989    $ 12,600   $ 0     $ 1,121    $ 13,721   $ 14,791   $ 14,557   $ 10,884

   1988*   $ 11,470   $ 0     $ 0        $ 11,470   $ 11,702   $ 11,395   $ 10,416


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Natural Resources on December 29, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amount   ed to $______. If distr    ibutions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amoun   ted to $______ for dividends and $_____     for capital gain
distributions. The figures do not include the effect of the fund's 1.00% redemption fee applicable to shares purchased on or after March 1, 1997 and held less than 60 days.
   During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Technology would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.
TECHNOLOGY - CLASS A                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Technology on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Technology would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.
TECHNOLOGY - CLASS T                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Technology on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Technology would have grown to $______, including the effect of Class B's maximum applicable CDSC.
TECHNOLOGY - CLASS B                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Technology on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Technology would have grown to $______, including the effect of Class C's maximum applicable CDSC.


TECHNOLOGY - CLASS C                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Technology on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Technology would have grown to $______.
TECHNOLOGY - INSTITUTIONAL CLASS                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Technology on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class A of Utilities Growth would have grown to $______, including the effect of Class A's 5.75% maximum sales charge.
UTILITIES GROWTH - CLASS A                           INDICES


Period Ended   Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31        Initial      Reinvested      Reinvested      Value                    Living**
               $10,000      Dividend        Capital Gain
               Investment   Distributions   Distributions







   1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Utilities Growth on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class T of Utilities Growth would have grown to $______, including the effect of Class T's 3.50% maximum sales charge.


UTILITIES GROWTH - CLASS T                           INDICES


Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Utilities Growth on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class B of Utilities Growth would have grown to $______, including the effect of Class B's maximum applicable CDSC.
UTILITIES GROWTH - CLASS B                           INDICES


PeriodEnded       Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Utilities Growth on September 3, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Class C of Utilities Growth would have grown to $______, including the effect of Class C's maximum applicable CDSC.
UTILITIES GROWTH - CLASS C                           INDICES


Period    E    nded   Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31               Initial      Reinvested      Reinvested      Value                    Living**
                      $10,000      Dividend        Capital Gain
                      Investment   Distributions   Distributions







      1997*           $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Utilities Growth on September 3, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
During the period from September 3, 1996 (commencement of operations    of
the fund    ) to July 31, 1997, a hypothetical $10,000 investment in
Institutional Class of Utilities Growth would have grown to $______.

UTILITIES GROWTH - INSTITUTIONAL CLASS                           INDICES



Period Ended      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
July 31           Initial      Reinvested      Reinvested      Value                    Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







      1997*       $            $               $               $       $         $      $


   * From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Utilities Growth on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gain distributions.
PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a
   class    's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each class may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following; other Fidelity funds; retirement investing; model portfolios or allocations; and savings for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program
in which Fidelity and non   -    Fidelity mutual funds are offered. An NTF
program may advertise performance results.
Each fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark
correlation in advertising. In addition,    a class     may compare these
measures to those of other funds. Measures of volatility seek to compare
   a class    's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the
   class    's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of July 31, 1997, FMR    advised over $__ billion in tax-free fund
assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
CLASS    A SHA    RES ONLY
   Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 5.75% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
2. to shares purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. to shares purchased by an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's maximum 3.50% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (and their immediate families) of investment professionals under special arrangements in connection with FDC's sales activities;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including
purchases by exchange) with    the     proceeds of a distribution (i) from
any employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6), or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased by any state, county, city, or government instrumentality, department or authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department, excluding assets described in (11) and (12) below, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing program restrictions. Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 in plan assets invested in the Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 in plan assets invested in Fidelity Advisor funds that subscribes to Fidelity Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
CLASS B AND    CLASS C     SHARES ONLY
The contingent deferred sales charge (CDSC) on Class    B and Class C
shares m    ay be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to
the Inte   rnal Revenue Code; or (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
FOR CLASS A AND CLASS T SHARES ONLY
       FINDER'S FEE.    On eligible purchases of (i) Class A shares in
amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived
trade toward an investor's $1 million "Letter of Intent."     Class T
eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds or Daily Money Class shares of Treasury Fund, Prime Fund, Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, th   e Class A or Cla    ss T CDSC
does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options.
With respect to Individual Retirement Accounts, the C   lass A or Cl    ass
T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS A , CLASS T, CLASS B,    AND CLASS C     SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in
Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held
(i) Fidelity Advisor fund Class A, Class T, Class B   , and Class C
shar    es, (ii) Adviso   r B Class and Advisor     C Class shares of
Treasury Fund, and (iii) Daily Money Clas   s shares of Treasury Fund,
Prime Fund, and Tax-Exempt Fund a    cquired by exchange from any Fidelity
Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge. LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales
charge as if the $50,000 had been invested at one time.    Purchases of
Class B and Class C shares during the 13-month period also will count
toward the completion of the Letter.     To ensure that you receive a
reduced front-end sales charge on future purchases, you or your investment professional must inform Fidelity that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
   ALL CLASSES
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular
investments in Class A, Class T, Class B,    Class C,     or Institutional
Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to
a person named by you, or to your bank checking account.    If you own
Class B or Class C shares worth $10,000 or more, you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar
amount.     Your Systematic Withdrawal Program payments are drawn from
Class A, Class T, Class B   , Class C, or Inst    itutional    Class share
red    emptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions.
Short-term capital gains are distributed as dividend income.
Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions, for the prior year. CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. As of July 31, 1997 Natural Resources Fund hereby designates approximately
$7,167,000 as a capital gain dividend for purposes of the dividend    paid
    deduction [FOR THE OTHER FUNDS?]
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds    of
Fidelity Advisor Series VII     for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
Trustees   , Members of the Advisory Board     and executive officers of
the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five
years. All persons named as Trustees    and Members of the Advisory Board
    also serve in similar capacities for other funds advised by FMR. The
business address of each Trustee   , Member of the Advisory Board,     and
officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSO   N 3d (67), Tru    stee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY    BURKHEAD (56), Member of the Advisory Board (1997), is Vice
Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President and Chief Executive Officer of the Fidelity Institutional Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Co.
RALPH F.    COX (65), Tr    ustee   .     is    President of RABAR
Enterprises (    management consult   ing-engineering industry,     (1994).
Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company
(exploration and production). He is a Director of    USA Waste Services,
Inc.     (non-hazardous waste, 1993), CH2M Hill Companies (engineering),
Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE D   AVIS (65), Tr    ustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for Lucas Varity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY J   ONES (69), Tr    ustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J.    KIRK (64), Truste    e, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LY   NCH (54), Truste    e, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (63) Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996) and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUG   H (68), Tr    ustee and Chairman of the non-interested
Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MA   NN (64), Trustee     (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   *ROBERT C. POZEN (    51),    Trustee (1997) and Senior Vice President,
is also President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAY   ES (63), Vice     President (1994), is Vice President of
Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
ROBERT H. MORRIS   ON (57), M    anager of Security Transactions of
Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. R   USH (51),     Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of
each Trustee    and Member of the Advisory Board     of each fund for his
or her services for the fiscal year ended July 31, 1997.
   COMPENSATION TABLE



   Aggregate  J.Gary  Ralph Phyllis Richard  Robe  Edward  E.      Donald Peter S. William Gerald Edward  Marvin Robe  Thom
 Compensati   Burkhea F.Cox Burke   J.       rt M. C.      Bradley J.Kirk Lynch**  O.      C.     H.      L.Mann rt C. as R.
 on from a    d**           Davis   Flynn*** Gates Johnson Jones                   McCoy   McDono Malone*        Poze  Willi
 Fund A                                            3d **                           (double
                                                                                   dagger) ugh    **             n**   ams

 Consumer     $       $     $       $        $     $       $        $     $        $       $      $       $      $     $
 IndustriesB

 Cyclical
 IndustriesC

 Financial
 ServicesD

 Health CareE

 Natural
 Resources, F

 TechnologyG

 Utilities
 GrowthH

 TOTAL        0       137,
                      700   134,
                            700     168,000  0     0       134,700 136,200 0       85,333  136,
                                                                                           200   36,200 134,700 0      136,
 COMPENSATIO                                                                                                           200
 N FROM THE
 FUND
 COMPLEX *,A


* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the funds are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****Mr. Gates was appointed a Member of the Advisory Board of Fidelity Advisor Series VII effective March 1, 1997.
*****During the period from May 1, 1996 through December 31, 1996 William
O. McCoy served as a Member of the Advisory Board of Fidelity Advisor
Series VII.
A   Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__,
E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald
C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas
R. Williams, $__.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $0, Robert M. Gates, $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
I For the fiscal year ended _____, 199_, certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].]

 Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the
Referen    ce Funds under the Plan without shareholder approval.
 As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested
Trustees' Plan accounts are subject to vesting    and are treated as though
equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the
investment performance of the Reference Funds.     The termination of the
retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
As of    September 30, 1997    , approximately __% of [Fund Name]'s total
outstanding shares was held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name]'s shares,
the Trustees   , Members of the Advisory Board,     and officers of the
funds owned, in the aggregate, less than __% of each fund's total outstanding shares.
[IF NEITHER FMR NOR AN FMR AFFILIATE IS DEEMED TO OWN 1% OR MORE OF THE FUND'S SHARES: As of [DATE NOT EARLIER THAN 30 DAYS PRIOR TO SEC FILING
DATE], the Trustees   , Members of the Advisory Board,     and officers of
each fund owned, in the aggregate, less than __% of each fund's total outstanding shares.]
As of    September 30, 1997    , the following owned of record or
beneficially 5% or more of a fund's outstanding shares:]
[REQUEST INFORMATION FROM KENDRA MCGEORGE/ANTHONY AMADOR; IF FUND HAS A SHAREHOLDER WHO OWNS 25% OR MORE): A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
MANAGEMENT CONTRACTS
FMR is manager of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth pursuant to management contracts dated July 18, 1996, which were approved by FMR as
   the then     sole shareholder on August 30,    1996. FMR is the manager
of Natural Resources pursuant to a management contract dated July 1, 1997, which was approved by shareholders on June 18, 1997.
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal
securities laws and    making necessary filings under state securities
laws;     developing management and shareholder services for each fund; and
furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
   MANAGEMENT-RELATE    D EXPENSES. In addition to the management fee
payable to FMR and the fees payable to the transfer,    dividend
disbursing, and shareholder servicin    g agent, pricing and bookkeeping
agent, and securities lending agent, as applicable, e   ach fund or each
c    lass thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and
mailing of its proxy materials    to shareho    lders, legal expenses, and
the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the
ter   ms of each fund's transfer agent agreement, t    he transfer agent
bears the costs of providing these services to existing shareholders    of
the applicable classes.     Other expenses paid by each fund   , or each
class thereof, as applicable,     include interest, taxes, brokerage
commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares
under federal securities laws a   nd making necessary filings under state
securities laws.     Each fund is also liable for such non-recurring
expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
   MANAGEMENT FEES.     For the services of FMR under the management
contract, each fund pays FMR a monthly management fee    which has two
component    s: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. The following fee schedule is the current fee schedule for each fund.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual Fee
Assets            Rate         Assets           Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000          100            .3512

 15 - 18          .3850          125            .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3249

 36 - 42          .3400          250            .3219

 42 - 48          .3350          275            .3190

 48 - 66          .3250          300            .3163

 66 - 84          .3200          325            .3137

 84 - 102         .3150          350            .3113

 102 - 138        .3100          375            .3090

 138 - 174        .3050          400            .3067

 174 - 210        .3000          425            .3046

 210 - 246        .2950          450            .3024

 246 - 282        .2900          475            .3003

 282 - 318        .2850          500            .2982

 318 - 354        .2800          525            .2962

 354 - 390        .2750          550            .2942

 390 - 426        .2700

 426 - 462        .2650

 462 - 498        .2600

 498 - 534        .2550

 Over 534         .2500

   This fee schedule has been approved by the shareholders of each fund. The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for July 1997 - was ___%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.
The individual fund fee rates for each fund are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for July 1997, the annual management fee rate would be calculated as follows:

                           Group Fee Rate              Individual Fund Fee Rate              Management Fee Rate

Consumer Industries        %                +          0.30%                      =          %

Cyclical Industries        %                +          0.30%                      =          %

Financial Services         %                +          0.30%                      =          %

Health Care                %                +          0.30%                      =          %

   Natural Resources          %                +          0.30%*                     =          %

Technology                 %                +          0.30%                      =          %

Utilities Growth           %                +          0.30%                      =          %


* Effective September 1, 1996, FMR voluntarily reduced the individual fund fee rate for Natural Resources from 0.45% to 0.30%.
One-twelfth of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
T   he following table shows the amount of management fees paid by each fund to FMR for the fiscal periods ended July 31, 1997 and, for Natural Resources, for the fiscal years ended October 31, 1995 and 1996.
Fund
                      Fiscal Periods Ended   Management Fees
                                             Paid to FMR

Consumer Industries   1997**                 $

Cyclical Industries   1997**                 $

Financial Services    1997**                 $

Health Care           1997**                 $

Natural Resources     11/1/96-7/31/97**      $

                      1996*                  $

                      1995*                  $

                      1994**                 $

Technology            1997**                 $

Utilities Growth      1997**                 $

*    Fiscal year ended October 31
** For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns, and repayment of the reimbursement by a class will lower its total returns.
SUB-ADVISERS.    On behalf of each fund    , FMR has entered into
sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of each fund, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.
[IF NO NON-DISCRETIONARY MANAGEMENT FEES WERE PAID: For investment advice and research services, no fees were paid to [the sub-advisers/[Name(s) of Sub-adviser(s)]] by FMR on behalf of [the fund[s]/[Name(s) of Fund(s)] for the past three fiscal years.]
   The table below shows the fees paid by FMR to FMR U.K. and FMR Far East for providing investment advice and research services for the fiscal periods ended July 31, 1997 and, for Natural Resources, the fiscal years ended October 31, 1995 and 1996.
FEES PAID TO FOREIGN SUB-ADVISERS




 FUND                     FEES PAID BY FMR TO FMR U.K. FEES PAID BY FMR TO FMR FAR EAST

                          1997 1996  1995              1997   1996     1995

 Consumer Industries      $**  $N/A  $N/A              $ **   $ N/A    $ N/A

 Cyclical  Industries     **   N/A   N/A               **     N/A      N/A

 Financial  Services      **   N/A   N/A               **     N/A      N/A

 Health Care              **   N/A   N/A               **     N/A      N/A

 Natural Resources        **   *      *                **      *       *

 Technology               **   N/A   N/A               **     N/A      N/A

 Utilities Growth         **   N/A   N/A               **     N/A      N/A



 TOTAL                    $    $     $                 $      $        $


*    Fiscal year ended October 31.
** For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources.

[IF NEITHER NON-DISCRETIONARY NOR DISCRETIONARY SUB-ADVISER FEES WERE PAID:
No fees were paid to [the sub-advisers/[Name(s) of Sub-adviser(s)]] by FMR on behalf of [the fund[s]/[Name(s) of Fund(s)] for the past three fiscal years.]
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The
Plans, as approved by the Trustees, allow Class A,    Class T, Class B,
Class C and I    nstitutional Class shares of each fund and FMR to incur
certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each fund. Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each fund (except Natural Resources). Pursuant to Natural Resources' Class T Plan, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.65%. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund.
   Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75%
for each fund.     For the purpose of calculating the distribution fees,
average net assets are determined at the close of business on each day throughout the month. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each fund; a distribution fee for Class T at an annual rate of 0.50% for each fund; a distribution
fee for Class B at an annual rate of 0.75% for each fund;    and a
distribution fee for Class C at an annual rate of 0.75% for each fund.
    Class A and Class T fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of
the applicable class to do so. Class B and    Class C     of each fund also
pay FDC a service fee at an annual rate of 0.25% of Class B's or Class C's, as applicable, average net assets determined at the close of business on each day throughout the month.
   Currently, the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of services fees paid by Class C is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class C shareholder accounts.
The table below shows the distribution fees paid for Class A shares    of
each fund     for the fiscal periods ended July 31, 1997    (Class A shares
were not offered prior to September 3, 1996).
CLASS A DISTRIBUTION FEES
          1997

FUND   PAID TO         RETAINED BY    TOTAL
       INVESTMENT      FDC
       PROFESSIONALS

   Consumer Industries       $          $          $

   Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

CLASS T DISTRIBUTION FEES
The table below shows the distribution fees paid for Class T shares    of
each fund     for the fiscal periods ended July 31, 1997    (Class T shares
were not offered prior to September 3, 1996 for each fund except Natural Resources). For the fiscal years ended October 31, 1995 and 1996, Class T of Natural Resources paid FDC distribution fees of $_______ and $___________, respectively, of which $_______ and $________ was retained by FDC.
          1997*

FUND   PAID TO         RETAINED BY    TOTAL
       INVESTMENT      FDC
       PROFESSIONALS

   Consumer Industries       $          $          $

   Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

   * For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources
CLASS B DISTRIBUTION AND SERVICE FEES
The table below shows the distribution and shareholder service fees paid
for Class B shares    of each fund     for the fiscal periods ended July
31, 1997    (Class B shares were not offered prior to March 3, 1997 for all each fund expect Natural Resources). For the fiscal years ended October 31, 1995 and 1996, Class B of Natural Resources paid FDC distribution fees of $________ and $_________, respectively, all of which was retained by FDC. In addition, Class B of Natural Resources paid FDC shareholder service fees of $______ and $_________, respectively, [of which $_________ and
$__________ was retained by FDC.]
          1997*

FUND   DISTRIBUTION    RETAINED BY    SHAREHOLDER    RETAINED BY
       FEES            FDC            SERVICE FEES   FDC

   Consumer Industries       $          $          $          $

   Cyclical Industries

Financial Services

Health Care

Natural Resources

Technology

Utilities Growth

   * For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T,
Class B   , and Class C     Plan specifically recognizes that FMR may use
its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class shares or provide shareholder support services. The Board of Trustees have authorized such payments for all classes of the funds.
Payments made by FMR either directly or through FDC to third    parties for
the calendar year ended     December 31, 1996 for Class A, Class T, Class B
and Institutional Class of each fund, amounted to the following:



   Fund          CLASS A          CLASS T          CLASS B          INSTITUTIONAL


   Consumer Industries

   Cyclical Industries           $            $            $           $

   Financial Services

   Natural Resources

   Health Care

   Technology

   Utilities  Growth

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plans do not authorize payments by the Institutional Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Cl   ass A, Class T, Class B, and Class C Plans     do not provide for
specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Plans were approved by shareholders of each class on the dates shown in the table below:

                      DATE OF SHAREHOLDER APPROVAL

FUND                  CLASS A                        CLASS T    INSTITUTIONAL   CLASS B      CLASS C

Consumer Industries   8/30/96                        8/30/96    8/30/96         +            +

Cyclical Industries   8/30/96                        8/30/96    8/30/96         +            +

Financial Services    8/30/96                        8/30/96    8/30/96         +            +

Natural Resources     8/30/96                        12/01/94   6/30/95         6/30/95      +

Health Care           8/30/96                        8/30/96    8/30/96         +            +

Technology            8/30/96                        8/30/96    8/30/96         +            +

Utilities Growth      8/30/96                        8/30/96    8/30/96         +            +


   + Not applicable
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Each class has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
For providing transfer agency services, FIIOC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FIIOC also collects small account fees from certain accounts with balances of less than $2,500.
FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and
dividends for    each c    lass of each fund, maintains each fund's
portfolio and general accounting records, and administers each fund's securities lending program.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0600% for equity funds of the first $500 million of average net assets and .0300% for equity funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the fiscal periods ended July 31, 1997 are shown in the table below. Each fund, except for Natural Resources, commenced operation on September 3, 1996. For the fiscal years ended October 31, 1995 and 1996, Natural Resources paid FSC $__________ and $________, respectively.
FUND                  1997*



Consumer Industries    $

Cyclical Industries

Financial Services

Health Care

Natural Resources

   Technology

Utilities Growth

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans. [IF ANY FUND DID NOT PAY SECURITIES LENDING FEES IN ANY OF THE LAST THREE FISCAL
PERIODS: For the fiscal years ended, 199   7    , 199   6    , and
199   5    ,    __      paid no securities lending fees.
Securities lending fees paid by the funds to FSC for    the fiscal periods
ended July 31, 1997 are shown in the table below. Each fund, except for Natural Resources, commenced operations on September 3, 1996. For the fiscal years ended October 31, 1995 and 1996, Natural Resources paid FSC $__________ and $____________, respectively.
Fund                  1997   *

Consumer Industries   $

Cyclical Industries   $

Financial Services    $

Health Care           $

Natural Resources     $

Technology            $

Utilities Growth      $

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The following table shows the sales charge revenues collected and retained by FDC for each of the funds for the periods ended July 31, 1997 and, for Natural Resources, the fiscal years ended October 31, 1995 and 1996.



              SALES CHARGE REVENUE                                                    CDSC REVENUE

              FISCAL PERIOD          AMOUNT PAID             AMOUNT RETAINED          AMOUNT PAID           AMOUNT
              ENDED                  TO FDC                  BY FDC                   TO FDC                RETAINED BY
                                                                                                            FDC

                                     CLASS T  CLASS A        CLASS T  CLASS A

CONSUMER      July 31, 1997*
INDUSTRIES

CYCLICAL      July 31, 1997*
INDUSTRIES

FINANCIAL     July 31, 1997*
SERVICES

HEALTH CARE   July 31, 1997*

NATURAL       July 31, 1997*
RESOURCES

              October 31,             94,802
              1996**

              October 31,             0
              1995**

TECHNOLOGY    July 31, 1997*

UTILITIES     July 31, 1997*
GROWTH


* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources
** Fiscal year ended October 31
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund,
Fidelity Advisor Health Care Fund, Fidelity    Advisor Natural Resources
Fund,     Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities
Growth Fund are funds of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 21, 1980 as amended and restated July 18, 1991 and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series
VII. Currently, there are seven funds of the trust: Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Financial
Services Fund, Advisor Health Care Fund,    Advisor Natural Resources
Fund, Advisor Technology Fund, Advisor Utilities Growth Fund. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets    of the trust     received for the issue or sale of shares of
each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the
general    liabilities     of the trust. Expenses with respect to    the
    trust are to be allocated in proportion to the asset value    of the
respectiv    e funds, except where allocations of direct expense can
otherwise be fairly made. The off   icers of the     trust, subject to the
general supervision of the    Board of     Trustees, have the power to
determine which expenses are allocable to a given fund, or which are
general or allocable to all of the fund   s of the trust.     In the event
of the dissolution or liquidation o   f the trus    t, shareholders of each
fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. T   he tr    ust is an entity of the
type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held
personally liable for the obligations of the trust.    The     Declaration
of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting
the obligations created thereby to the trust and its assets.    The
Decl    aration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of
the fund   . The Decl    aration of Trust also provides that its funds
shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
   The     Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest.    As a shareholder, you receive one vot    e for each dollar
value of net asset value you own. The shares have no preemptive C   lass B
converts to Class A     rights and Class A, Class T,    Class C, and
Institutional Class shares have no conversion rights;     voting and
dividend rights,    the conversion rights of Class B shar es,     the right
of redemption, and the privilege of exchange are described in the
P   rospectuses.     Shares are fully paid and nonassessable, except as set
forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust or fund may, as set forth
in the Declarat   ion of     Trust, call meetings of the trust or fund for
any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal
of one or more Truste   es. A tru    st or fund may be terminated upon the
sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the
holders of a majority of the trust or the fund   , as determined by the
current value of each shareholder's investment in the fund or trust.     If
not so terminated, the trust and funds will continue indefinitely. Each
fund of Fidelity Advisor Series VII may invest all of its    assets in
ano    ther investment company.
CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Natural Resources. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is the custodian of the assets of Consumer Industries, Cyclical Industries, Health Care, Technology, Financial Services, and Utilities Growth. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which
securities are purchased or sold by a fund.    However, a fund may invest
in obligations of its custodian and may purchase securities from or sell securities to the custodian. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the custodian bank of Natural Resources leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts serves as each fund's independent accountant. The auditor examines financial statements for each fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and f   inancial highli    ghts for the
fiscal period ended July 31, 1997, and report of the auditor, are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact FDC at 1-800-843-3001, 82 Devonshire Street, Boston, MA 02109, or your investment professional. APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

FIDELITY ADVISOR INTERNATIONAL FUNDS
CLASS A, CLASS T, CLASS B, & CLASS C PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; Who May Want to Invest

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   Performance; Appendix B

      d      ..............................   Cover Page; Performance

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    Charter; Breakdown of Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      i.............................   Charter
             .

             ii............................   *
             ..

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Sales Charge
                                              Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Breakdown of Expenses; Transaction Details

      f      ..............................   Expenses; Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable




FIDELITY ADVISOR
INTERNATIONAL FUNDS
       CLASS A, CLASS T, CLASS B, AND CLASS C
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional Information (SAI) dated    October 31,
1997    . The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http:/www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
   EMERGING MARKETS INCOME MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITES.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION   ,     NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
AINT-pro-0297-01
       FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND    seeks
capital appreciation by investing in securities of foreign issuers. FIDELITY ADVISOR OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
FIDELITY ADVISOR EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
PROSPECTUS
   OCTOBER 31, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS             3    WHO MAY WANT TO INVEST

                      4    EXPENSES Each class's sales charge (load) and its yearly
                           operating expenses.

                      7 FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                      8    PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL   10   CHARTER How each fund is organized.

                      10 INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                      15 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT          18   TYPES OF ACCOUNTS Different ways to set up your
                           account, including tax-sheltered retirement plans.

                      19 HOW TO BUY SHARES Opening an account and making additional investments.

                      21 HOW TO SELL SHARES Taking money out and closing your account.

                      22 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND       24   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                      25 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                      27   EXCHANGE RESTRICTIONS

                      28   SALES CHARGE REDUCTIONS AND WAIVERS

                      30   APPENDIX A

                      32   APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, Class B,    and Class C     shares are offered to
investors who engage an investment professional for investment advice.
The funds may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio you can achieve additional diversification and participate in growth opportunities around the world.
   International Capital Appreciation and     Overseas    are
diversified funds. Emerging Markets Income is a non-diversified fund. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
   International Capital Appreciation is designed for investors who seek
capital appreciation from investments around the world.     Overseas is
designed for investors who seek long-term growth of capital primarily from
investments in foreign securities.    Each     fund may be appropriate for
investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.
Emerging Markets Income is designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities. The fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time,
however, stocks, although    more     volatile, have shown greater growth
potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and
Class T shares have a front-end sales charge and pay a    12b-1     fee.
   Class A and     Class T shares may be subject to a contingent deferred
sales charge (CDSC). Class B    and Class C     shares do not have a
front-end sales charge, but do have a CDSC, and pay a    12b-1     fee.
Institutional Class shares have no sales charge, and do not pay a 12b-1
fee, but are    available only     to certain types of investors. See
"Sales Charge Reductions and Waivers," page , for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
   The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should
consider, among other factors,    the amount you plan to invest    , the
length of time you intend to hold your shares,    your eligibility for a
sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.
In general,    Class A shares have higher costs than Class T over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer
holding period because Class A shares have lower 12b-1 fees.     If you are
planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced
   front-end     sales charges available on Class A and Class T shares.
   If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Transaction Details," page 25, and "Sales Charge Reductions and Waivers," page 28, for sales charge reduction and waiver information.
If you prefer not to pay a front-end sales charge, you should consider
Class B    or Class C     shares. While Class B    and Class C     shares
are subject to higher ongoing    costs than Class A or Class T shares, in
general because of their higher 12b-1 fees, Class B and Class C shares are
sold with a CDSC instead of     a front-end sales charge so your entire
purchase amount is immediately invested.    In general, Class B shares have
higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge
reduction or waiver.     If you sell your Class B shares within six years,
you will normally pay a CDSC that varies depending on how long you have
held your shares.    If you sell your Class C shares within one year, you
will normally pay a 1.00% CDSC. See "Transaction Details," page 25, for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of seven years. Class C shares do not convert to another class of shares. See "Transaction Details," page 25, for conversion information.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares
within six years of purchase.    A CDSC is imposed on Class C shares only
if you redeem Class C shares within one year of purchase.     See
"Transaction Details," page 25, for information about the CDSC.

      Clas         Clas         Class             Class
      s A          s T          B                 C




Maximum sales charge
 (as a % of offering price)
 on purchases of    International Capital Appreciation           5.75             3.50         None            None
   and     Overseas                                              %                %






Maximum sales charge
 (as a % of offering price)
 on purchases of Emerging Markets Income      4.75             3.50         None            None
                                              %                %



Maximum CDSC (as a % of the lesser of             None         None         5.00%            1.00%
original purchase price or redemption proceeds)   [A]          [A]          [B]              [C]



Maximum sales charge on    None         None         None            None
reinvested distributions


Redemption fee   None         None         None            None

Exchange fee   None         None         None            None


Annual account maintenance fee   $12.0         $12.0         $12.0            $12.0
(for accounts under $2,500)      0             0             0                0


[A] A    CDSC     OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF    CLASS A
AND     CLASS T SHARES    ON WHICH A FINDER'S FEE WAS PAID    . SEE
"TRANSACTION DETAILS," PAGE 25.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
   [C] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Overseas, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, Class B,    and Class C     include a
distribution fee and, for Class B    and Class C    , a shareholder service
fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable
class's shares. Shareholder service fees are paid by Class B    and Class C
of the funds to FDC     for services and expenses in connection with
providing personal service    to     and/or maintenance of Class B    and
Class C     shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page 15).
   The following figures are     based on estimated or historical expenses,
adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.

                                     Operating Expenses                            Class     Class T   Class B      Class C
                                                                                   A

INTERNATIONAL CAPITAL APPRECIATION   Management fee                                0.75%     0.75%[    0.75%[       0.75%[
                                                                                   [A]       A]        A]           A]

                                     12b-1 fee (including 0.25% Shareholder        0.25%     0.50%     1.00%        1.00%
                                     Service Fee for Class B and Class C shares)

                                     Other expenses (after reimbursement)          1.00%[A   0.88%[    1.00%[
                                                                                   ]         A]        A]           %[A]

                                     Total operating expenses                      2.00%     2.13%     2.75%        %

OVERSEAS                             Management fee                                0.68%     0.68%     0.68%        0.68%

                                     12b-1 fee (including 0.25% Shareholder        0.25%     0.50%     1.00%        1.00%
                                     Service Fee for Class B andClass C shares)

                                     Other expenses (after reimbursement)          0.51%[A   0.43%     0.69%
                                                                                   ]                                %[A]

                                     Total operating expenses                      1.44%     1.61%     2.37%        %

EMERGING MARKETS INCOME              Management fee                                0.69%     0.69%     0.69%        0.69%

                                     12b-1 fee (including 0.25% Shareholder        0.15%     0.25%     0.90%        1.00%
                                     Service Fee for Class B and Class C shares)

                                     Other expenses (after reimbursement)          0.55%[A   0.55%     0.56%
                                                                                   ]                                %[A]

                                     Total operating expenses                      1.39%     1.49%     2.15%        %


   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
A portion of the brokerage commissions that    a fund pays     is used to
reduce    that fund's     expenses. In addition, each fund has entered into
arrangements with its custodian and transfer agent whereby    credits
realized as a result of     uninvested cash balances    are     used to
reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table for the applicable class would have been:
                          Class T   Class B

Overseas                  1.60      2.37
                          %         %

Emerging Markets Income   1.48      2.15
                          %         %

EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:



                   Full Redemption                                        No
                                                                          Redemption

                   Clas              Class T   Class B      Class C       Class B         Class C
                   s A

INTERNATIONAL CAPITAL APPRECIATION
   After 1 year    $72               $56       $78[A]       $             $28             $
                                                            [A]

   After 3 years   $112              $99       $115[        $             $85             $
                                               A]

OVERSEAS
   After 1 year    $71               $51       $74[A]       $             $24             $
                                                            [A]

   After 3 years   $10               $84       $104[        $             $74             $
                   0                           A]

   After 5 years   $13               $120      $147[        $             $127            $
                   2                           A]

   After 10        $22               $219      $23          $             $237            $
   years[B]        0                           7

EMERGING MARKETS INCOME
   After 1 year    $71               $50       $72[A]       $             $22             $
                                                            [A]

   After 3 years   $99               $80       $97[A]       $             $67             $

   After 5 years   $12               $113      $135[        $             $115            $
                   9                           A]

   After 10        $21               $207      $22          $             $220            $
   years[B]        5                           0


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B,    and
Class C     of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:

                                     Class    Effectiv   Class    Effecti   Class    Effecti   Class       Effecti
                                     A        e          T        ve        B        ve        C           ve
                                              Date                Date               Date                  Date

International Capital Appreciation    %       11/1/97     %       11/1/97    %       11/1/97    %          11/1/97

Overseas                              2.00    8/30/96     2.25    1/1/96     2.75    10/30/9       %          11/1/97
                                     %                   %                  %        5

Emerging Markets Income               1.40    8/30/96     1.50    3/10/94    2.15    1/1/96        %          11/1/97
                                     %                   %                  %


If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                    Other Expenses                                     Total Operating Expenses

                    Class            Clas       Clas       Class       Class                      Clas       Clas       Class
                    A[A]             s T        s B        C[A]        A[A]                       s T        s B        C[A]

International       1.36            (dagger)    1.17       %           2.36                      (dagger)    2.92       %
Capital             %                           %                      %                                     %
Appreciation[A]

Overseas            (dagger)        (dagger)   (dagger)       %       (dagger)                   (dagger)   (dagger)       %

Emerging Markets
 Income             1.30            (dagger)    0.65          %        2.14                      (dagger)    2.24          %
                    %                           %                      %                                     %


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables for    Overseas and Emerging Markets Income
contain annual information which has     been audited by _____________
(Overseas) or ______________ (Emerging Markets Income), independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual
Report or the SAI.    Each class of International Capital Appreciation is
expected to commence operations on or about November 1, 1997. Class C of Overseas and Emerging Markets Income is expected to commence operations on or about November 1, 1997.
[INSERT A TABLE FOR EACH FUND HERE]
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. For Overseas, the fiscal year runs from November 1 to October 31. For Emerging Markets Income, the fiscal year runs from January 1 to December
31. The tables below show the    performance of each class of Overseas and
Emerging Markets Income over past fiscal periods ended April 30, 1997 or June 30, 1997, as indicated. The charts in Appendix B, beginning on page 32, present calendar year performance for each class of Overseas and Emerging Markets Income compared to different measures, including a competitive funds average.
Performance history will be available for each class of International Capital Appreciation after the fund has been in operation for six months.
CLASS A





      Average Annual Total Return[D]   Cumulative Total Return[D]


                                       Past 1    Past 5    Life of fund+   Past 6    Past 1    Past 5    Life of fund+
                                       year      years                     months    year      years

OVERSEAS - CLASS A[B]                  %         %         %               %         %         %         %

OVERSEAS - CLASS A (LOAD ADJ.)[A][B]   %         %         %               %         %         %         %

EMERGING MARKETS INCOME - CLASS A[C]   %         %         %               %         %         %         %

EMERGING MARKETS INCOME - CLASS A      %         %         %               %         %         %         %
(LOAD ADJ.)[A][C]


CLASS T





      Average Annual Total Return[D]    Cumulative Total Return[D]


                                       Past 1    Past 5    Life of fund+   Past 6    Past 1    Past 5    Life of fund+
                                       year      years                     months    year      years

OVERSEAS - CLASS T[B]                  %         %         %               %         %         %         %

OVERSEAS - CLASS T (LOAD ADJ.)[A][B]   %         %         %               %         %         %         %

EMERGING MARKETS INCOME - CLASS T[C]   %         %         %               %         %         %         %

EMERGING MARKETS INCOME - CLASS T      %         %         %               %         %         %         %
(LOAD ADJ.)[A][C]


CLASS B





      Average Annual Total Return[D]   Cumulative Total Return[D]


      Past 1    Past 5    Life of fund+   Past 6    Past 1    Past 5    Life of fund+
      year      years                     months    year      years


OVERSEAS - CLASS B[B]                  %   %   %   %   %   %   %

OVERSEAS - CLASS B (LOAD ADJ.)[A][B]   %   %   %   %   %   %   %

EMERGING MARKETS INCOME - CLASS B[C]   %   %   %   %   %   %   %

EMERGING MARKETS INCOME - CLASS B      %   %   %   %   %   %   %
(LOAD ADJ.)[A][C]

   CLASS C





      Average Annual Total Return[D]   Cumulative Total Return[D]


      Past 1    Past 5    Life of fund+   Past 6    Past 1    Past 5    Life of fund+
      year      years                     months    year      years


OVERSEAS - CLASS C[B]                  %   %   %   %   %   %   %

OVERSEAS - CLASS C (LOAD ADJ.)[A][B]   %   %   %   %   %   %   %

EMERGING MARKETS INCOME - CLASS C[C]   %   %   %   %   %   %   %

EMERGING MARKETS INCOME - CLASS C      %   %   %   %   %   %   %
(LOAD ADJ.)[A][C]

+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (APRIL 23, 1990 FOR OVERSEAS AND MARCH 10, 1994 FOR EMERGING MARKETS INCOME).
[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM
FRONT-END SALES CHARGE:    5.75%     (OVERSEAS) AND    4.75%     (EMERGING
MARKETS INCOME).
 LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE.
 CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC SCHEDULE FOUND ON PAGE __.
   CLASS C'S CDSC APPLIES ONLY TO REDEMPTIONS MADE WITHIN THE FIRST YEAR OF PURCHASE AND IS INCLUDED THE 6 MONTHS AND 1 YEAR TOTAL RETURN FIGURES.
[B] PERIOD ENDED    APRIL 30, 1997
[C] PERIOD ENDED    JUNE 30, 1997
[D] INITIAL OFFERING OF CLASS A SHARES FOR EACH FUND TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO SEPTEMBER 3, 1996 ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF EACH FUND AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE ( 0.65% FOR OVERSEAS PRIOR TO JANUARY 1, 1996).
 INITIAL OFFERING OF CLASS B SHARES FOR EMERGING MARKETS INCOME TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES FOR OVERSEAS TOOK PLACE ON JULY 3, 1995, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S APPLICABLE 12B-1 FEE (0.65% FOR OVERSEAS PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
    INITIAL OFFERING OF CLASS C SHARES FOR OVERSEAS IS EXPECTED TO TAKE PLACE ON NOVEMBER 1, 1997, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO NOVEMBER 1, 1997, ARE THOSE OF CLASS B SHARES AND REFLECT CLASS B'S APPLICABLE 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE). RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S APPLICABLE 12B-1 FEE (0.65% FOR OVERSEAS PRIOR TO JANUARY 1, 1996). CLASS C RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS C SHARES FOR EMERGING MARKETS INCOME IS EXPECTED TO TAKE PLACE ON NOVEMBER 1, 1997, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO NOVEMBER 1, 1997, ARE THOSE OF CLASS B SHARES AND REFLECT CLASS B'S APPLICABLE 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICE FEE) (AT A COMBINED RATE OF 1.00% PRIOR TO _______). RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S APPLICABLE 12B-1 FEE. CLASS C RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for a fund whose investments are denominated in foreign currencies.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
THE COMPETITIVE FUNDS AVERAGES are the Lipper International Funds Average and the Lipper Emerging Market Debt Funds Average for Overseas and Emerging
Markets Income, respectively.    As of the applicable semi-annual period
end, the averages reflected     the performance of ___ and ___ mutual funds
   with similar investment objectives    , respectively. These averages,
published by Lipper Analytical Services, Inc., exclude the effect of sales
   loads    .
J.P. MORGAN EMERGING MARKETS BOND INDEX PLUS is a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (EAFE(registered trademark)) INDEX is a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.
Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of Overseas    and International Capital Appreciation     may
quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal.    International Capital
Appreciation and Overseas are diversified funds    , and Emerging Markets
Income is a non-diversified fund, of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee the
funds' activities, review contractual arrangements with companies that
provide services to the funds, and review the funds' performance.    The
trustees serve as trustees for other Fidelity funds.     The majority of
trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and
information about the proposals to be voted on.    The number of votes you
are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business affairs and, with the assistance of foreign affiliates, chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.)
Limited    (FIIA (U.K.) L)    , in    London, England     serves as a
sub-adviser for each fund.
(small solid bullet) Fidelity Investment Japan    Limited     (FIJ), in
Tokyo, Japan serves as a sub-adviser for    each fund    .
As of    September 30, 1997    , FMR advised funds having approximately __
million shareholder accounts with a total value of more than $__ billion. John Carlson is Vice President and manager of Advisor Emerging Markets Income, which he has managed since June 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Richard Mace, Jr. is Vice President and manager of Advisor Overseas, which he has managed since March 1996. He also manages several other Fidelity funds and serves as a group leader of the international funds. Since joining Fidelity in 1987, Mr. Mace has worked as a manager and analyst.
   [PORTFOLIO MANAGER INFORMATION FOR INTERNATIONAL CAPITAL APPRECIATION WILL BE FILED BY SUBSEQUENT AMENDMENT AND INSERTED HERE.]
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
performs transfer agent servicing functions for each class of    the
funds    .
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ,
and    FIIA (U.K.) L    . The Johnson family group also owns, directly or
indirectly, more than 25% of the voting common stock of FIL.
   As of September 30, 1997, approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   EACH FUND'S INVESTMENT APPROACH
The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and
political news, and on    the bonds'     quality and maturity. In general,
bond prices rise when interest rates fall, and fall when interest rates rise. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
   The funds' focus on international investing involves increased or
additional risks from those above.     International funds have increased
economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
   FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
    INTERNATIONAL CAPITAL APPRECIATION FUND    seeks capital appreciation
by investing in securities of foreign issuers. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund aggressively pursues capital appreciation by investing in securities of issuers located in emerging markets as well as developed markets, different countries, and geographic regions.
The fund may invest in securities of any type of issuer, including companies and other business organizations as well as governments and government agencies. The fund will tend to focus on equity securities, but may also invest in debt securities of any quality. For cash management purposes, the fund may invest in short-term debt securities and money market instruments.
OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
The fund defines foreign securities as securities of issuers whose principal activities are outside of the United States. The fund currently intends to invest at least 65% of its total assets in securities of issuers from at least three different countries outside of North America (the
United States, Canada, Mexico, and Central America).    When allocating the
fund's investment among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.
There is no limit on investments in any one region, country, or currency , although the fund normally invests in at least three different countries. The fund may invest in many types of issuers, including companies and other business organizations as well as governments and their agencies. The fund expects that equity securities (including shares of closed-end investment companies and depositary receipts) will account for the majority of its investments. Although the majority of the fund's investments are expected to be in equity securities, the fund may also purchase debt securities, including lower-quality, higher yielding securities. FMR will not emphasize income in choosing investments unless FMR believes the income will contribute to the securities' growth potential. FMR may also invest a portion of the fund's assets in high-quality, short-term debt securities, bank deposits and money market instruments (including repurchase agreements) denominated in U.S. dollars or foreign currencies.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
   Under normal circumstances    , the fund will invest at least 65% of its
total assets in debt securities and other instruments of issuers in emerging markets. Countries with emerging markets include countries (i) that have an emerging stock market, as defined by the International Finance Corporation, (ii) with low- to middle-income economies, according to the World Bank, or (iii) that are listed in World Bank publications as "developing."
The fund emphasizes countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. The fund's strategy currently tends to lead to investments in Latin America and, to a lesser extent, Asia, Africa, and emerging European nations. There are relatively few issuers in these markets, which may result in the fund being highly concentrated in a small number of government issuers. There is no limit on investments in any one region, country, or currency, although the fund normally invests in at least three different countries.
The fund may also invest a portion of its assets in common and preferred stocks of emerging markets issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities of U.S. issuers. Although the fund may invest up to 35% of its total assets in these securities, FMR does not currently anticipate that these investments will exceed approximately 20% of the fund's total assets. Though common and preferred stocks and convertible securities present the possibility for significant capital appreciation over the long-term, they may fluctuate dramatically in the short-term and entail a high degree of risk.
In addition, for cash management purposes, the fund will ordinarily invest a portion of its assets in high-quality, short-term debt securities and money market instruments, including repurchase agreements and bank deposits
denominated in U.S.    dollars     or foreign currencies.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets,    each of International
Capital Appreciation and     Overseas may not purchase more than 10% of the
outstanding voting securities of a single issuer.    This limitation does
not apply to securities of other investment companies.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of
general    or regional     economic difficulty. Lower-quality securities
may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The tables    on the following pages     provide a summary of ratings
assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
OVERSEAS
Fiscal Year Ended October 31, 1996 Debt Holdings, by Rating MOODY'S
 INVESTORS SERVICE STANDARD & POOR'S
 (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
 Rating  Average Rating  Average
INVESTMENT GRADE
Highest quality Aaa -- AAA --
High quality Aa 0.18% AA --
Upper-medium grade A -- A 0.18%
Medium grade Baa -- BBB --
LOWER QUALITY
Moderately speculative Ba -- BB 0.04%
Speculative B 0.06% B --
Highly speculative Caa  CCC
Poor quality Ca -- CC --
Lowest quality, no interest C  C
In default, in arrears   D --
THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY
POLICY. REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. FOR FOREIGN GOVERNMENT OBLIGATIONS NOT
INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION. FMR ASSIGNS A RATING BASED ON A RATING OF
THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
EMERGING MARKETS INCOME
Fiscal Year Ended December 31, 1996 Debt Holdings, by Rating MOODY'S
 INVESTORS SERVICE STANDARD & POOR'S
 (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
 Rating  Average Rating  Average
INVESTMENT GRADE
Highest quality Aaa -- AAA 0.30%
High quality Aa -- AA 0.34%
Upper-medium grade A 0.04% A --
Medium grade Baa 0.83% BBB 2.50%
LOWER QUALITY
Moderately speculative Ba 20.77% BB 26.19%
Speculative B 27.99% B 26.22%
Highly speculative Caa  CCC
Poor quality Ca -- CC --
Lowest quality, no interest C  C
In default, in arrears   D --
THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY
POLICY. REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE SECURITIES NOT RATED BY MOODY'S AND
S&P AMOUNTED TO 35.35%. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL
RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A
NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS A RATING BASED ON A RATING OF THE SOVEREIGN CREDIT OF
THE ISSUING GOVERNMENT. FMR HAS DETERMINED THAT UNRATED SECURITIES THAT ARE LOWER-QUALITY ACCOUNT FOR 35.35% OF THE
FUND'S TOTAL SECURITY INVESTMENTS.
RESTRICTIONS:    For International Capital Appreciation and     Overseas,
purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service or rated in the equivalent categories by Standard & Poor's, or is unrated but
judged to be of equivalent quality by FMR.    Each of International Capital
Appreciation and     Overseas currently intends to limit its investments in
lower than Baa-quality debt securities to less than 35% of its assets.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government
securities such as those issued by    Fannie Mae     are supported by the
instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks in addition to those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed markets. Emerging market economies may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile and potentially less liquid than domestic securities.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
ASSET-BACKED SECURITIES include interests in pools of    debt
securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement
provided.    In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES    include     interests in pools of commercial or
residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict,
making their    price     highly volatile. Also, mortgage securities,
especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing
indexed securities   , and selling securities short    .
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date
than is customary for that type of security.  The    market value     of
the security could change during this period.
WARRANTS are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested
in any one issuer or, on a broader scale, in any one industry.    Economic,
business, or political changes can affect all securities of a similar
type.     A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets,    each of
International Capital Appreciation and     Overseas may not purchase a
security if, as a result, more than 5% would be invested in the securities
of any issuer.    This limitation does not apply to U.S. Government
securities or to securities of other investment companies.
Emerging Markets Income is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in
any issuer.    These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one
industry.    This limitation does not apply to U.S. Government
securities.
BORROWING.    Each     fund may borrow from banks or from other funds
advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS:    Each     fund may borrow only for temporary or emergency
purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval. INTERNATIONAL CAPITAL APPRECIATION FUND seeks capital appreciation. OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
With respect to 75% of its total assets,    each of International Capital
Appreciation and     Overseas may not purchase a security if, as a result,
more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single
issuer.    These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one
industry.    This limitation does not apply to U.S. Government
securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page 16.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee for
   each of International Capital Appreciation and     Emerging Markets
Income is calculated by adding a group fee rate to an individual
   fund     fee rate, and multiplying the result by the fund's average net
assets. For Overseas, the fee is    calculated     by taking a basic fee
and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the EAFE Index.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for
   International Capital Appreciation and     Overseas    or     0.37% for
Emerging Markets Income, and it drops as total assets under management increase.
The performance adjustment rate is calculated monthly by comparing Overseas's performance to that of the EAFE Index over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized
performance adjustment rate is "0.20%    of the fund's average net assets
over the performance period    .
   For the purposes of calculating the performance adjustment for Overseas, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following table states the management fee rates for Overseas and
Emerging Markets Income for the fiscal year ended 1996   , and the
estimated management fee rate for International Capital Appreciation    .
                                                    Individual   Total
                                        Group Fee   Fund         Managem
                                        Rate        Fee Rate     ent
                                                                 Fee

International Capital Appreciation[A]    0.30        0.45%        0.75%
                                        %

Overseas[B]                              0.30        0.45%        0.68%
                                        %

Emerging Markets Income                  0.14        0.55%        0.69%
                                        %

   [A] ESTIMATED
[B] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.75% FOR
OVERSEAS.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far
East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with    FIIA
(U.K.) L    . These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the
sub-adviser manages on a discretionary basis. FIIA pays    FIIA (U.K.)
L     a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of Overseas, paid FMR U.K., FMR Far East, and FIIA fees equal to less than 0.06% of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
   servicing functions     for each class of    each fund    . Fidelity
Service Company, Inc. (FSC) calculates the    net asset value per share
(NAV) and dividends for each class of each fund, and maintains the general accounting records and administers the securities lending program for each
fund. For the fiscal year ended 1996, transfer    agency     and pricing
and bookkeeping fees    paid     (as a percentage of average net assets)
amounted to the following.    These     amounts are before    expense
reductions    , if any.
                          Transfer Agency Fees             Pricing
                          Paid by                          and
                                                           Bookkeep
                                                           ing
                                                           Fees Paid
                                                           by

                          Class T                Class B   Fund

Overseas                   0.25%                  0.32%     0.06%

Emerging Markets Income    0.27%                  0.31%     0.09%

Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of
   International Capital Appreciation    , Overseas, and Emerging Markets
Income may pay FDC a distribution fee at an annual rate of    0.75%    ,
0.75%, and 0.40%, respectively, of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of
   International Capital Appreciation,     Overseas, and Emerging Markets
Income currently pays FDC a monthly distribution fee at an annual rate of
   0.25%    , 0.25%, and 0.15%, respectively, of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of
   International Capital Appreciation    , Overseas, and Emerging Markets
Income may pay FDC a distribution fee at an annual rate of    0.75%    ,
0.65%, and 0.40%, respectively, of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of
   International Capital Appreciation    , Overseas, and Emerging Markets
Income currently pays FDC a monthly distribution fee at an annual rate of
   0.50%    , 0.50%, and 0.25%, respectively, of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time
to time. Class B of    International Capital Appreciation    , Overseas,
and Emerging Markets Income currently pays FDC a monthly distribution fee
at an annual rate of    0.75%,     0.75%, and 0.65%, respectively, of its
average net assets throughout the month. Class B distribution fee rates for Emerging Markets Income may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.
In addition, pursuant to each Class B plan,    Class B of each fund pays
FDC a monthly service fee     at an annual rate of 0.25% of Class B's
average net assets throughout the month.    The full amount of the Class B
service fee is reallowed to investment professionals     for providing
personal service to and/or maintenance of Class B shareholder accounts.
   Class C shares of each fund have adopted a     DISTRIBUTION AND SERVICE
PLAN   . Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a
monthly service fee at an annual rate of     0.25   % of Class C's average
net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
The Class A, Class T, Class B,    and Class C     plans specifically
recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or
engage in the sale of the applicable class's shares.    Currently    , the
Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
   The portfolio turnover rate for International Capital Appreciation is not expected to exceed 200% for its first fiscal period ending October 31,
1998.     The portfolio turnover rate for Overseas and Emerging Markets
Income for the fiscal year ended 1996 was 82% and 410%, respectively. These
rates    will     vary from year to year. High turnover rates increase
transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
   (solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 28, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 28, your
   Class A or     Class T share price will be the NAV. When you buy Class A
or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund.
   The NAV for each of Class B and Class C     is also calculated every
business day. Class B    and Class C     shares of each fund are sold
without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 25.
Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, Class B,    or
Class C     shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 Through regular investment plans* $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts None
*An account may be opened with a minimum of $1,000, provided that a regular investment plan is established at the time the account is opened. For more information about regular investment plans, please refer to "Investor Services," page 22.
   Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
PURCHASE AMOUNTS OF MORE THAN    $250,000     WILL NOT BE ACCEPTED FOR
CLASS B SHARES.
       PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE          (small solid bullet) Contact your investment professional    (small solid bullet) Contact your investment
YOUR INVESTMENT
 PROFESSIONAL  or, if you are investing through a                           professional or, if you are investing
               broker-dealer or insurance                                   through a broker-dealer or
               representative,    call                                      insurance representative, call
               1-800-522-7297. If you are investing                         1-800-522-7297. If you are
               through a bank representative, call                          investing through a bank
               1-800-843-3001.                                              representative, call
               (small solid bullet) Exchange from the same class of         1-800-843-3001.
               another Fidelity Advisor fund or from                        (small solid bullet) Exchange from the same class of
               another Fidelity fund account with the                       another Fidelity Advisor fund or
               same registration, including name,                           from another Fidelity fund account
               address, and taxpayer ID number.                             with the same registration,
                                                                           including name, address, and
                                                                            taxpayer ID number.



Mail (mail_graphic)   (small solid bullet) Complete and sign the account    (small solid bullet) Make your check payable to the
                      application. Make your check                          complete name of the fund of your
                      payable to the complete name of the                   choice and note the applicable
                      fund of your choice and note the                      class. Indicate your fund account
                      applicable class. Mail to the address                 number on your check and mail to
                      indicated on the application.                         the address printed on your account
                                                                            statement.
                                                                            (small solid bullet) Exchange by mail: call your
                                                                            investment professional for
                                                                            instructions.





In Person
(hand_
graphic)     (small solid bullet) Bring your account application and    (small solid bullet) Bring your check to your investment
             check to your investment                                   professional.
             professional.



Wire (wire_graphic)   (small solid bullet) Not available   (small solid bullet)  Wire to:
                                                             Banker's Trust Co.
                                                             Routing # 021001033
                                                             Fidelity DART Depository
                                                             Account # 00159759
                                                           FBO: (Account name)
                                                             (Account number)
                                                           Specify the complete name of the
                                                           fund of your choice, note the
                                                           applicable class, and include your
                                                           account number and your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic
                                                                          Investment Program. Sign up for
                                                                          this service when opening your
                                                                          account, or call your investment
                                                                          professional to begin the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the table on page 22.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                          All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT PROFESSIONAL






(phone_graphic)                     All account types                     (small solid bullet) You may exchange to the same
                                                                          class of other Fidelity Advisor funds
                                                                          or to other Fidelity funds if both
                                                                          accounts are registered with the
                                                                          same name(s), address, and
                                                                          taxpayer ID number.

Mail or in Person
 (mail_graphic)(hand_graphic)       Individual, Joint Tenant,             (small solid bullet) The letter of instruction (with
                                    Sole Proprietorship, UGMA, UTMA       signature guarantee) must be
                                                                          signed by all persons required to
                                                                          sign for transactions, exactly as
                                                                          their names appear on the account
                                    Retirement account                    and sent to your investment
                                                                          professional.
                                                                          (small solid bullet) The account owner should complete
                                                                          a retirement distribution form.
                                                                          Contact your investment
                                                                          professional or, if you purchased
                                                                          your shares through a broker-dealer
                                                                          or insurance representative, call
                                                                          1-800-522-7297. If you purchased
                                                                          your shares through a bank
                                                                          representative, call 1-800-843-3001.

                                    Trust                                 (small solid bullet) The trustee must sign the letter
                                                                          indicating capacity as trustee. If the
                                                                          trustee's name is not in the account
                                                                          registration, provide a copy of the
                                                                          trust document certified within the
                                                                          last 60 days.

                                    Business or Organization              (small solid bullet) At least one person authorized by
                                                                          corporate resolution to act on the
                                                                          account must sign the letter (with
                                                                          signature guaranteed).

                                    Executor, Administrator,              (small solid bullet) For instructions, contact your
                                    Conservator/Guardian                  investment professional or, if you
                                                                          purchased your shares through a
                                                                          broker-dealer or insurance
                                                                          representative, call
                                                                          1-800-522-7297. If you purchased
                                                                          your shares through a bank
                                                                          representative, call
                                                                          1-800-843-3001.

Wire (wire_graphic)                 All account types except retirement   (small solid bullet) You must sign up for the wire
                                                                          feature before using it. To verify that
                                                                          it is in place, contact your
                                                                          investment professional or, if you
                                                                          purchased your shares through a
                                                                          broker-dealer or insurance
                                                                          representative, call 1-800-522-7297.
                                                                          If you purchased your shares
                                                                          through a bank representative, call
                                                                          1-800-843-3001. Minimum wire:
                                                                          $500.
                                                                          (small solid bullet) Your wire redemption request must
                                                                          be received and accepted by
                                                                          Fidelity before 4:00 p.m. Eastern
                                                                          time for money to be wired on the
                                                                          next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after    certain
transactions, not including reinvestments    , that affect your account
balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the
same class of shares of other Fidelity Advisor funds or    Daily Money
    Class shares of T   reasury Fund, Prime Fund, and Tax-Exempt Fund
by telephone or in writing. You may sell your Class B shares and buy Class
B shares of other Fidelity Advisor funds or    Advisor B Class     shares
of    Treasury Fund     by telephone or in writing.    You may sell your
Class C shares and buy Class C shares of other Fidelity Advisor funds or
Advisor C Class shares of Treasury Fund by telephone or in writing    . The
shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 27.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic
redemptions from your    Class A, Class T, Class B, or Class C     account.
Accounts with a value of $10,000 or more in Class A, Class T,    Class B,
or Class C     shares are eligible for this program.    Aggregate
redemptions per 12-month period from your Class B or Class C account may
not exceed 10% of the account value and are not subject to a CDSC    .
Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND


MINIMUM  MINIMUM      FREQUENCY              SETTING UP OR CHANGING

INITIAL  ADDITIONAL   Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the

$1,000  $100          quarterly,             application.

                      or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.

                                             (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call

                                             1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).



TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM            SETTING UP OR CHANGING
INITIAL  ADDITIONAL         (small solid bullet) For a new or existing account, ask your investment professional
Not  Not                    for the appropriate enrollment form.
Applicable  Ap              (small solid bullet) To change the fund to which your distributions are directed,
plicable                    contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal
year. Normally, dividends for    International Capital Appreciation and
Overseas are distributed in December; dividends for Emerging Markets Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When    each of International Capital Appreciation and     Overseas deducts
a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from Emerging Markets Income will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from Emerging Markets Income will be reinvested at the NAV as of the date the fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in
which you reside.    Your distributions are taxable when they are paid,
whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on each fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE)
is open.    FSC normally calculates each     class's NAV and offering price
as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations
   or on the basis of information furnished by a pricing service    .
Short-term securities with remaining maturities of sixty days or less for
which quotations    and information furnished by a pricing service     are
not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value.
   Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local
currency into U.S. dollars using current exchange rates    . In addition,
if quotations    and information furnished by a pricing service     are not
readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by
   another     method that the Board of Trustees believes accurately
reflects fair value.
The OFFERING PRICE (price to buy one share) of Class A and Class T of each fund is its NAV divided by the difference between one and the applicable
sales charge percentage. Class A has a maximum sales charge of    5.75%
of the offering price for    International Capital Appreciation and
Overseas and    4.75%     of the offering price for Emerging Markets
Income. Class T has a maximum sales charge of 3.50% of the offering price
for    each fund    . The OFFERING PRICE of Class B    and Class C     of
each fund is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV minus any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A

   INTERNATIONAL CAPITAL APPRECIATION AND     OVERSEAS:   Sales Charge:             Investment
                                                                                    Profession
                                                                                    al
                                                                                    Concession
                                                                                    as % of
                                                                                    Offering
                                                                                    Price

                                                          As a %          As an
                                                          of              approxi
                                                          Offering        mate %
                                                          Price           of Net
                                                                          Amount
                                                                          Investe
                                                                          d

Up to $49,999                                              5.75            6.10      5.00%
                                                          %               %

$50,000 to $99,999                                         4.50            4.71      3.75%
                                                          %               %

$100,000 to $249,999                                       3.50            3.63      2.75%
                                                          %               %

$250,000 to $499,999                                       2.50            2.56      2.00%
                                                          %               %

$500,000 to $999,999                                       2.00            2.04      1.75%
                                                          %               %

$1,000,000 to $24,999,999                                    1.00%        1.01       0.75%
                                                                          %

$25,000,000 or more                                       None*           Non       *
                                                                          e*



EMERGING MARKETS INCOME:    Sales Charge:             Investment
                                                      Profession
                                                      al
                                                      Concession
                                                      as % of
                                                      Offering
                                                      Price

                            As a %          As an
                            of              approxi
                            Offering        mate %
                            Price           of Net
                                            Amount
                                            Investe
                                            d

Up to $49,999                4.75            4.99      4.25%
                            %               %

$50,000 to $99,999           4.50            4.71      4.00%
                            %               %

$100,000 to $249,999         3.50            3.63      3.00%
                            %               %

$250,000 to $499,999         2.50            2.56      2.25%
                            %               %

$500,000 to $999,999         2.00            2.04      1.75%
                            %               %

$1,000,000 to $24,999,999    0.50%          0.53       0.50%
                                            %

$25,000,000 or more         None*           Non       *
                                            e*

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T

   INTERNATIONAL CAPITAL APPRECIATION,     OVERSEAS, AND EMERGING MARKETS INCOME:   Sales Charge:             Investment
                                                                                                              Profession
                                                                                                              al
                                                                                                              Concession
                                                                                                              as % of
                                                                                                              Offering
                                                                                                              Price

                                                                                    As a %          As an
                                                                                    of              approxi
                                                                                    Offering        mate
                                                                                    Price           % of
                                                                                                    Net
                                                                                                    Amount
                                                                                                    Investe
                                                                                                    d

Up to $49,999                                                                        3.50            3.63      3.00%
                                                                                    %               %

$50,000 to $99,999                                                                   3.00            3.09      2.50%
                                                                                    %               %

$100,000 to $249,999                                                                 2.50            2.56      2.00%
                                                                                    %               %

$250,000 to $499,999                                                                 1.50            1.52      1.25%
                                                                                    %               %

$500,000 to $999,999                                                                 1.00            1.01      0.75%
                                                                                    %               %

$1,000,000 or more                                                                  None*           Non       *
                                                                                                    e*


* SEE SECTION ENTITLED FINDER'S FEE.
FINDER'S FEE. On eligible purchases of    (i) Class A shares in amounts of
$1 million or more that qualify for a Class A load waiver, (ii) Class A
shares in amounts of $25 million or more, or (iii)     Class T shares in
amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finder's fee has been paid will bear a CDSC (   Class
A or     Class T CDSC) if they do not remain in    Class A or     Class T
shares of the Fidelity Advisor funds, or    Daily Money     Class shares of
   Treasury Fund, Prime Fund    , or    Tax-Exempt Fund    , for a period
of at least one uninterrupted year.  The    Class A or     Class T CDSC
will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any
reinvested dividends or capital gains.    Class A or     Class T CDSC
shares representing reinvested dividends and capital gains, if any, will be
redeemed first, followed by other    Class A or     Class T CDSC shares
that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the    Class A or     Class T CDSC
does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options.
With respect to Individual Retirement Accounts, the    Class A or     Class
T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption
order is placed if you qualify for a waiver of the    Class A or     Class
T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.

When exchanging Class B shares of one fund for Class B shares of another
Fidelity Advisor fund or    Advisor B Class     shares of    Treasury
Fund    , your Class B shares retain the CDSC schedule in effect when they were originally purchased.
   At the time of sale    , investment professionals with whom FDC has
agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
   Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.
The CDSC    for Class B and Class C shares     will be calculated based on
the lesser of the cost of    the     shares at the initial date of purchase
or the value of    those     shares at redemption, not including any
reinvested dividends or capital gains. Class B    and Class C     shares
acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at
redemption, Class B    or Class C     shares representing reinvested
dividends and capital gains, if any, will be redeemed first, followed by
   those     shares that have been held for the longest period of time.
CONVERSION FEATURE. After a holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A,
Class T, Class B,    or Class C     shares of a fund, you may reinvest an
amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order,
provided that such reinvestment is made within    90     days of
redemption. Under these circumstances, the dollar amount of the CDSC, if
any, you paid on    Class A    , Class T, Class B,    or Class C     shares
will be reimbursed to you by reinvesting that amount in    Class A    ,
Class T, Class B,    or Class C     shares, as applicable. You must
reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding
period schedule, the holding period of your    Class A    , Class T, Class
B,    or Class C     shares will continue as if the shares had not been
redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 27. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of Emerging Markets Income, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of Emerging Markets Income, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B,    and Class C
shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of Emerging Markets Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T,
Class B,    or Class C     shares of a fund for the same class of shares of
other Fidelity Advisor funds; Class A or Class T shares for    Daily
Money     Class shares of    Treasury Fund, Prime Fund, or Tax-Exempt
Fund    ; Class B shares for    Advisor B Class     shares of    Treasury
Fund; and Class C shares for Advisor C Class shares of Treasury Fund    .
If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
   (small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of    Class A    , Class T, Class B,
   or Class C     shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
       OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS,    and may
impose redemption fees of up to 1.00% on exchanges. Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge schedule shown on page 25. Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, Class B,    and
Class C     shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction. QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class
T, Class B,    and Class C     shares of any Fidelity Advisor fund, (ii)
   Advisor B Class     shares    and Advisor C Class shares     of
   Treasury Fund    , and (iii)    Daily Money     Class shares of
   Treasury Fund, Prime Fund, and Tax-Exempt Fund     acquired by exchange
from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000.
To qualify for a quantity discount, investing in a fund's Class A, Class T,
Class B,    and Class C     shares for several accounts at the same time
will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000.
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class
T, Class B,    and Class C     shares held by you, your spouse, and your
children under age 21. You can also add the value of    Advisor B Class
shares and    Advisor C Class shares     of    Treasury Fund    , and
   Daily Money     Class shares of    Treasury Fund, Prime Fund, and
Tax-Exempt Fund     acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been
invested in a single lump sum (see Quantity Discounts above).    Purchases
of Class B and Class C shares during the 13-month period will count toward
the completion of your Letter.     You must file your non-binding Letter
with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar
amount specified in    your     Letter will be registered in your name and
held in escrow. You will earn income dividends and capital gain
distributions on escrowed Class A    and     Class T shares. Reinvested
income and capital gain distributions do not count toward the completion of
   your     Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete
   your     Letter, and in such a case, sufficient escrowed Class A or
Class T shares will be redeemed to pay any applicable front-end sales charges.
       A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
    1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
    2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
    3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
    4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
    5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for
waiver (11)    below     or had a minimum    of     $3 million in plan
assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account);
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefits plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to
purchase    Class A shares without a sales charge (as described in (2), (3)
and (4) above),     Class T shares without a sales charge (as described in
(9), (10) and (13) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return
than Class A, Class T, Class B,    or Class C     shares. Contact your
investment professional to discuss if you qualify.
THE CDSC ON CLASS B    AND CLASS C     SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that    the     shares are
redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain
distributions from retirement plans or accounts    at age 701/2, which are
permitted without penalty pursuant to the Internal Revenue Code; or
    3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
Your investment professional should call Fidelity for more information.
   No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS    SERVICE RATINGS OF CORPORATE BONDS
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds    that     are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds    that     are rated Aa are judged to be of high quality by all
standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds    that     are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds    that     are rated Baa are considered as medium-grade
obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds    that     are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds    that     are rated B generally lack characteristics of the
desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds    that     are rated Caa are of poor standing. Such issues may
be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds    that     are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds    that     are rated C are the lowest-rated class of bonds and
issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF    STANDARD & POOR'S RATINGS     OF CORPORATE BONDS
   Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's
   to a debt obligation    . Capacity to pay interest and repay principal
is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay
principal and differs from the    higher-rated     issues only in small
degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual
or implied    BB or     BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC -    Debt rated     CC i   s     typically applied to debt subordinated
to senior debt    which     is assigned an actual or implied CCC debt
rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating
   will     also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
APPENDIX B
OVERSEAS - CLASS A






Calendar year total returns+                                    1991    1992    1993    1994    1995    1996

OVERSEAS - CLASS A[C]                                           6.78%   -4.83   41.84   1.98%   8.64%   12.35
                                                                        %       %                       %

Morgan Stanley EAFE Index                                       12.13   -12.1   32.56   7.78%   11.21   6.05%
                                                                %       7%      %               %

Lipper International Funds Average[A]                           12.73   -4.85   36.69   -0.71   9.41%   11.78
                                                                %       %       %       %               %

Consumer Price Index                                            %       %       %       %       %       %



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 6.78
Row: 6, Col: 1, Value: -4.83
Row: 7, Col: 1, Value: 41.84
Row: 8, Col: 1, Value: 1.98
Row: 9, Col: 1, Value: 8.639999999999999
Row: 10, Col: 1, Value: 12.35
(LARGE SOLID BOX) OVERSEAS - CLASS A
EMERGING MARKETS INCOME - CLASS A






Calendar year total returns+                                                                   1995    1996

EMERGING MARKETS INCOME - CLASS                                                                6.99%   40.43
A                                                                                                      %

JP Morgan Emerging Markets Bond Index Plus                                                     26.78   39.30
                                                                                               %       %

Lipper General World Income Funds Average[B]                                                   18.05   40.70
                                                                                               %       %

Consumer Price Index                                                                           %       %


OVERSEAS - CLASS T






Calendar year total returns+                                    1991    1992    1993    1994    1995    1996

OVERSEAS - CLASS T[C]                                           6.78%   -4.83   41.84   1.98%   8.64%   12.41
                                                                        %       %                       %

Morgan Stanley EAFE Index                                       12.13   -12.1   32.56   7.78%   11.21   6.05%
                                                                %       7%      %               %

Lipper International Funds Average[A]                           12.73   -4.85   36.69   -0.71   9.41%   11.78
                                                                %       %       %       %               %

Consumer Price Index                                            %       %       %       %       %       %



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 6.78
Row: 6, Col: 1, Value: -4.33
Row: 7, Col: 1, Value: 41.84
Row: 8, Col: 1, Value: 1.98
Row: 9, Col: 1, Value: 8.639999999999999
Row: 10, Col: 1, Value: 12.41
(LARGE SOLID BOX) OVERSEAS - CLASS T
EMERGING MARKETS INCOME - CLASS T






Calendar year total returns+                                                                   1995    1996

EMERGING MARKETS INCOME - CLASS T                                                              6.99%   40.41
                                                                                                       %

JP Morgan Emerging Markets Bond Index Plus                                                     26.78   39.30
                                                                                               %       %

Lipper General World Income Funds Average[B]                                                   18.05   40.70
                                                                                               %       %

Consumer Price Index                                                                           %       %


OVERSEAS - CLASS B






Calendar year total returns+                                    1991    1992    1993    1994    1995    1996

OVERSEAS - CLASS B[C]                                           6.78%   -4.83   41.84   1.98%   8.58%   11.45
                                                                        %       %                       %

Morgan Stanley EAFE Index                                       12.13   -12.1   32.56   7.78%   11.21   6.05%
                                                                %       7%      %               %

Lipper International Funds Average[A]                           12.73   -4.85   36.69   -0.71   9.41%   11.78
                                                                %       %       %       %               %

Consumer Price Index                                            %       %       %       %       %       %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 6.78
Row: 6, Col: 1, Value: -4.83
Row: 7, Col: 1, Value: 41.84
Row: 8, Col: 1, Value: 1.98
Row: 9, Col: 1, Value: 8.58
Row: 10, Col: 1, Value: 11.45
(LARGE SOLID BOX) OVERSEAS - CLASS B
EMERGING MARKETS INCOME - CLASS B






Calendar year total returns+                                                                   1995    1996

EMERGING MARKETS INCOME - CLASS                                                                6.38%   39.61
B                                                                                                      %

JP Morgan Emerging Markets Bond Index Plus                                                     26.78   39.30
                                                                                               %       %

Lipper General World Income Funds Average[B]                                                   18.05   40.70
                                                                                               %       %

Consumer Price Index                                                                           %       %


   OVERSEAS - CLASS C






Calendar year total returns+                                    1991    1992    1993    1994    1995    1996

OVERSEAS - CLASS C[C]                                           %       %       %       %       %       %

Morgan Stanley EAFE Index                                       12.13   -12.1   32.56   7.78%   11.21   6.05%
                                                                %       7%      %               %

Lipper International Funds Average[A]                           12.73   -4.85   36.69   -0.71   9.41%   11.78
                                                                %       %       %       %               %

Consumer Price Index                                            %       %       %       %       %       %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 6.78
Row: 6, Col: 1, Value: -4.83
Row: 7, Col: 1, Value: 41.84
Row: 8, Col: 1, Value: 1.98
Row: 9, Col: 1, Value: 8.58
Row: 10, Col: 1, Value: 11.45
(LARGE SOLID BOX) OVERSEAS - CLASS C
   EMERGING MARKETS INCOME - CLASS C






Calendar year total returns+                                                                   1995    1996

EMERGING MARKETS INCOME - CLASS                                                                %       %
C

JP Morgan Emerging Markets Bond Index Plus                                                     26.78   39.30
                                                                                               %       %

Lipper General World Income Funds Average[B]                                                   18.05   40.70
                                                                                               %       %

Consumer Price Index                                                                           %       %


+  RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM
FRONT-END SALES CHARGE OR CLASS B'S    OR CLASS C'S     APPLICABLE
CONTINGENT DEFERRED SALES CHARGE.
 INITIAL OFFERING OF CLASS A SHARES FOR EACH FUND TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO SEPTEMBER 3, 1996 ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF EACH FUND AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE ( 0.65% FOR OVERSEAS PRIOR TO JANUARY 1, 1996).
 INITIAL OFFERING OF CLASS B SHARES FOR EMERGING MARKETS INCOME TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES FOR OVERSEAS TOOK PLACE ON JULY 3, 1995, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S APPLICABLE 12B-1 FEE (0.65% FOR OVERSEAS PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
    INITIAL OFFERING OF CLASS C SHARES FOR OVERSEAS IS EXPECTED TO TAKE PLACE ON NOVEMBER 1, 1997, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO NOVEMBER 1, 1997, ARE THOSE OF CLASS B SHARES AND REFLECT CLASS B'S APPLICABLE 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE). RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S APPLICABLE 12B-1 FEE (0.65% FOR OVERSEAS PRIOR TO JANUARY 1, 1996). CLASS C RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS C SHARES FOR EMERGING MARKETS INCOME IS EXPECTED TO TAKE PLACE ON NOVEMBER 1, 1997, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO NOVEMBER 1, 1997, ARE THOSE OF CLASS B SHARES AND REFLECT CLASS B'S APPLICABLE 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICE FEE) (AT A COMBINED RATE OF 1.00% PRIOR TO _______). RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THE FUND AND INCLUDE CLASS T'S APPLICABLE 12B-1 FEE. CLASS C RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
[A] THE LIPPER INTERNATIONAL FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 324 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER GENERAL WORLD INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 16 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [C] PRIOR TO DECEMBER 1, 1992, OVERSEAS OPERATED UNDER A DIFFERENT INVESTMENT OBJECTIVE. ACCORDINGLY, THE FUND'S HISTORICAL PERFORMANCE MAY NOT REPRESENT ITS CURRENT INVESTMENT POLICIES.

FIDELITY ADVISOR INTERNATIONAL FUNDS
INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; Who May Want to Invest

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   Performance; Appendix B

      d      ..............................   Cover Page; Performance

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    Charter; Breakdown of Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      i.............................   Charter
             .

             ii............................   *
             ..

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

      h      ..............................   Who May Want to Invest

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Breakdown of Expenses; Transaction Details

      f      ..............................   Expenses; Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable




FIDELITY ADVISOR
INTERNATIONAL FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional Information (SAI) dated    October 31,
1997.     The SAI has been filed with the Securities and Exchange
Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
   EMERGING MARKETS INCOME MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION   ,     NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
   AINTI-pro-0297-01
    FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND    seeks
capital appreciation by investing in securities of foreign issuers. FIDELITY ADVISOR OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
FIDELITY ADVISOR EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
PROSPECTUS
   OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109

CONTENTS



KEY FACTS             3    WHO MAY WANT TO INVEST

                      3 EXPENSES Institutional Class's yearly operating expenses.

                      5 FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                      6    PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL   7    CHARTER How each fund is organized.

                      7 INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                      12 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT          14   TYPES OF ACCOUNTS Different ways to set up your
                           account, including tax-sheltered retirement plans.

                      15 HOW TO BUY SHARES Opening an account and making additional investments.

                      17 HOW TO SELL SHARES Taking money out and closing your account.

                      19 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND       20   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                      21 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                      22   EXCHANGE RESTRICTIONS

                      22   APPENDIX A

                      25   APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
The funds may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio you can achieve additional diversification and participate in growth opportunities around the world.
   International Capital Appreciation and     Overseas    are
diversified funds. Emerging Markets Income is a non-diversified fund. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
   International Capital Appreciation is designed for investors who seek
capital appreciation from investments around the world    . Overseas is
designed for investors who seek long-term growth of capital primarily from
investments in foreign securities.    Each     fund may be appropriate for
investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.
Emerging Markets Income is designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities. The fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time,
however, stocks, although    more     volatile, have shown greater growth
potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and
Class T shares have a front-end sales charge and pay a    12b-1     fee.
   Class A and     Class T shares may be subject to a contingent deferred
sales charge (CDSC). Class B    and Class C     shares do not have a
front-end sales charge, but do have a CDSC, and pay a    12b-1     fee. You
may obtain more information about Class A, Class T, Class B,    and Class
C     shares, which are not offered through this prospectus, by calling
1-800-843-3001 or from your investment professional.
   The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of
different sales charges and class expenses. For example    , because
Institutional Class shares have no sales charge, and do not pay a
   12b-1     fee, Institutional Class shares are expected to have a higher
total return than Class A, Class T, Class B,    or Class C     shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page 21, for an explanation of how and when these charges apply.

Maximum sales charge on purchases and reinvested distributions               None


Maximum deferred sales charge               None

Redemption fee               None

Exchange fee               None

Annual account maintenance fee (for accounts under $2,500)             $12.0
                                                                       0

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Overseas, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of the Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:

INTERNATIONAL CAPITAL APPRECIATION   Management fee             0.75%   After 1    $18
                                                                [A]     year

                                     12b-1 fee                  None    After 3    $55
                                                                        years

                                     Other expenses  (after     1.00%
                                     reimbursement)             [A]

                                     Total operating expenses   1.75%


OVERSEAS                  Management fee             0.68%   After 1     $15
                                                             year

                          12b-1 fee                  None    After 3     $46
                                                             years

                          Other expenses             0.76%   After 5     $79
                                                             years

                          Total operating expenses   1.44%   After 10    $17
                                                             years       2

EMERGING MARKETS INCOME   Management fee             0.69%   After 1     $13
                                                             year

                          12b-1 fee                  None    After 3     $40
                                                             years

                          Other expenses  (after     0.56%   After 5     $69
                          reimbursement)                     years

                          Total operating expenses   1.25%   After 10    $15
                                                             years       1

[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
A portion of the brokerage commissions that    a fund     pays is used to
reduce    that fund's     expenses. In addition, each fund has entered into
arrangements with its custodian and transfer agent whereby    credits
realized as a result of     uninvested cash balances    are     used to
reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding table would have been 1.43% and 1.25%, respectively, for Overseas and Emerging Market Income.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                             Effective
                                             Date

International Capital Appreciation    %      11/1/97

Overseas                              1.75   10/30/9
                                     %       5

Emerging Markets Income               1.25   7/1/95
                                     %

If these agreements were not in effect,    the     other expenses and total
operating expenses of the Institutional Class of each fund, as a percentage
of average net assets, would have been the following amounts    (estimated
for International Capital Appreciation)    :
                                        Other       Total
                                        Expense     Operatin
                                        s           g
                                                    Expense
                                                    s

International Capital Appreciation[A]    1.30%       2.05%

Overseas                                 (dagger)    (dagger)

Emerging Markets Income                  1.58%       2.27%

   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables    for Overseas and Emerging Markets Income
contain annual information which has     been audited by ________________
(Overseas) or _________________ (Emerging Markets Income), independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual
Report or the SAI.    The Institutional Class of International Capital
Appreciation will commence operations on or about November 1, 1997.
[INSERT A TABLE FOR EACH FUND HERE]
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. For Overseas, the fiscal year runs from November 1 through October 31. For Emerging Markets Income, the fiscal year runs from January 1 through
December 31. The tables below show    the performance of the Institutional
Class of Overseas and Emerging Markets Income over past fiscal periods ended April 30, 1997 or June 30, 1997, as indicated. The charts in Appendix B on page 25, present calendar year performance for the Institutional Class of Overseas and Emerging Markets Income compared to different measures, including a competitive funds average.
Performance history will be available for the Institutional Class of International Capital Appreciation after the fund has been in operation for six months.
      Average Annual Total Return[C]   Cumulative Total Return[C]


      Past 1 year   Past 5 years   Life of fund+   Past 6    Past 1 year   Past 5 years   Life of fund+
                                                   months


OVERSEAS [A]                %    %    %    %    %    %    %

EMERGING MARKETS INCOME     %   %     %    %    %   %     %
[B]

+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (APRIL 23, 1990 FOR OVERSEAS AND MARCH 10, 1994 FOR EMERGING MARKETS INCOME).
[A] PERIOD ENDED    APRIL 30, 1997
[B] PERIOD ENDED    JUNE 30, 1997
[C] INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR THE FUNDS TOOK PLACE ON JULY 3, 1995 AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE CLASS T'S 12B-1 FEE (AT A THEN CURRENTLY APPLICABLE RATE OF 0.65% FOR OVERSEAS AND 0.25% FOR EMERGING MARKETS INCOME).
If FMR had not reimbursed certain    class     expenses during these
periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for a fund whose investments are denominated in foreign currencies.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
THE COMPETITIVE FUNDS AVERAGES are the Lipper International Funds Average and the Lipper Emerging Market Debt Funds Average for Overseas and Emerging
Markets Income, respectively.    As of the applicable semi-annual period
end, the averages reflected     the performance of ___ and ___ mutual funds
   with similar investment objectives    , respectively. These averages,
published by Lipper Analytical Services, Inc., exclude the effect of sales
   loads    .
J.P. MORGAN EMERGING MARKETS BOND INDEX PLUS is a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (EAFE(registered trademark)) INDEX is a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Institutional Class of Overseas    and International Capital
Appreciation     may quote its adjusted net asset value including all
distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal.    International Capital
Appreciation and Overseas are diversified funds    , and Emerging Markets
Income is a non-diversified fund, of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 22, 1983.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced
executives who meet    periodically     throughout the year to oversee the
funds' activities, review contractual arrangements with companies that
provide services to the funds, and review the funds' performance.    The
trustees serve as trustees for other Fidelity funds    . The majority of
trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and
information about the proposals to be voted on.    The number of votes you
are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business affairs and, with the assistance of foreign affiliates, chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England serves as a sub-adviser for each fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda serves as a sub-adviser for each fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.)
Limited    (FIIA (U.K.) L)    , in    London, England     serves as a
sub-adviser for each fund.
(small solid bullet) Fidelity Investment Japan    Limited     (FIJ), in
Tokyo, Japan serves as a sub-adviser for each fund.
As of    September 30, 1997    , FMR advised funds having approximately __
million shareholder accounts with a total value of more than $__ billion. John Carlson is Vice President and manager of Advisor Emerging Markets Income, which he has managed since June 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Richard Mace, Jr. is Vice President and manager of Advisor Overseas, which he has managed since March 1996. He also manages several other Fidelity funds and serves as a group leader of the international funds. Since joining Fidelity in 1987, Mr. Mace has worked as a manager and analyst.
   [PORTFOLIO MANAGER INFORMATION FOR INTERNATIONAL CAPITAL APPRECIATION WILL BE FILED BY SUBSEQUENT AMENDMENT AND INSERTED HERE.]
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ,
and    FIIA (U.K.) L    . The Johnson family group also owns, directly or
indirectly, more than 25% of the voting common stock of FIL.
   As of September 30, 1997, approximately ____% and ____% of each of [NAME OF FUND]'s and [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   EACH FUND'S INVESTMENT APPROACH
The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and
political news, and on    the bonds'     quality and maturity. In general,
bond prices rise when interest rates fall, and fall when interest rates rise. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
   The funds' focus on international investing involves increased or
additional risks from those above.     International funds have increased
economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
   FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
    INTERNATIONAL CAPITAL APPRECIATION FUND    seeks capital appreciation
by investing in securities of foreign issuers. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund aggressively pursues capital appreciation by investing in securities of issuers located in emerging markets as well as developed markets, different countries, and geographic regions.
The fund may invest in securities of any type of issuer, including companies and other business organizations as well as governments and government agencies. The fund will tend to focus on equity securities, but may also invest in debt securities of any quality. For cash management purposes, the fund may invest in short-term debt securities and money market instruments.
OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
The fund defines foreign securities as securities of issuers whose principal activities are outside of the United States. The fund currently intends to invest at least 65% of its total assets in securities of issuers from at least three different countries outside of North America (the
United States, Canada, Mexico, and Central America).    When allocating the
fund's investment among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.
There is no limit on investments in any one region, country, or currency , although the fund normally invests in at least three different countries. The fund may invest in many types of issuers, including companies and other business organizations as well as governments and their agencies. The fund expects that equity securities (including shares of closed-end investment companies and depositary receipts) will account for the majority of its investments. Although the majority of the fund's investments are expected to be in equity securities, the fund may also purchase debt securities, including lower-quality, higher yielding securities. FMR will not emphasize income in choosing investments unless FMR believes the income will contribute to the securities' growth potential. FMR may also invest a portion of the fund's assets in high-quality, short-term debt securities, bank deposits and money market instruments (including repurchase agreements) denominated in U.S. dollars or foreign currencies.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
   Under normal circumstances    , the fund will invest at least 65% of its
total assets in debt securities and other instruments of issuers in emerging markets. Countries with emerging markets include countries (i) that have an emerging stock market, as defined by the International Finance Corporation, (ii) with low-to middle-income economies, according to the World Bank, or (iii) that are listed in World Bank publications as "developing."
The fund emphasizes countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. The fund's strategy currently tends to lead to investments in Latin America and, to a lesser extent, Asia, Africa, and emerging European nations. There are relatively few issuers in these markets, which may result in the fund being highly concentrated in a small number of government issuers. There is no limit on investments in any one region, country, or currency, although the fund normally invests in at least three different countries.
The fund may also invest a portion of its assets in common and preferred stocks of emerging markets issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities of U.S. issuers. Although the fund may invest up to 35% of its total assets in these securities, FMR does not currently anticipate that these investments will exceed approximately 20% of the fund's total assets. Though common and preferred stocks and convertible securities present the possibility for significant capital appreciation over the long-term, they may fluctuate dramatically in the short-term and entail a high degree of risk.
In addition, for cash management purposes, the fund will ordinarily invest a portion of its assets in high-quality, short-term debt securities and money market instruments, including repurchase agreements and bank deposits
denominated in U.S.    dollars     or foreign currencies.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets,    each of International
Capital Appreciation and     Overseas may not purchase more than 10% of the
outstanding voting securities of a single issuer.    This limitation does
not apply to securities of other investment companies.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of
general    or regional     economic difficulty. Lower-quality securities
may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The tables    on the following pages     provide a summary of ratings
assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
OVERSEAS
Fiscal Year Ended October 31, 1996 Debt Holdings, by Rating MOODY'S
 INVESTORS SERVICE STANDARD & POOR'S
 (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
 Rating  Average Rating  Average
INVESTMENT GRADE
Highest quality Aaa -- AAA --
High quality Aa 0.18% AA --
Upper-medium grade A -- A 0.18%
Medium grade Baa -- BBB --
LOWER QUALITY
Moderately speculative Ba -- BB 0.04%
Speculative B 0.06% B --
Highly speculative Caa  CCC
Poor quality Ca -- CC --
Lowest quality, no interest C  C
In default, in arrears   D --
THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY
POLICY. REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. FOR FOREIGN GOVERNMENT OBLIGATIONS NOT
INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION. FMR ASSIGNS A RATING BASED ON A RATING OF
THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
EMERGING MARKETS INCOME
Fiscal Year Ended December 31, 1996 Debt Holdings, by Rating MOODY'S
 INVESTORS SERVICE STANDARD & POOR'S
 (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
 Rating  Average Rating  Average
INVESTMENT GRADE
Highest quality Aaa -- AAA 0.30%
High quality Aa -- AA 0.34%
Upper-medium grade A 0.04% A --
Medium grade Baa 0.83% BBB 2.50%
LOWER QUALITY
Moderately speculative Ba 20.77% BB 26.19%
Speculative B 27.99% B 26.22%
Highly speculative Caa  CCC
Poor quality Ca -- CC --
Lowest quality, no interest C  C
In default, in arrears   D --
THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY
POLICY. REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE SECURITIES NOT RATED BY MOODY'S AND
S&P AMOUNTED TO 35.35%. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL
RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A
NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS A RATING BASED ON A RATING OF THE SOVEREIGN CREDIT OF
THE ISSUING GOVERNMENT. FMR HAS DETERMINED THAT UNRATED SECURITIES THAT ARE LOWER-QUALITY ACCOUNT FOR 35.35% OF THE
FUND'S TOTAL SECURITY INVESTMENTS.
RESTRICTIONS: For    International Capital Appreciation and     Overseas,
purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service or rated in the equivalent categories by Standard & Poor's, or is unrated but
judged to be of equivalent quality by FMR.    Each of International Capital
Appreciation and     Overseas currently intends to limit its investments in
lower than Baa-quality debt securities to less than 35% of its assets.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government
securities such as those issued by    Fannie Mae     are supported by the
instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks in addition to those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed markets. Emerging market economies may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile and potentially less liquid than domestic securities.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
ASSET-BACKED SECURITIES include interests in pools of    debt
    securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement
provided.    In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES    include     interests in pools of commercial or
residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict,
making their    price     highly volatile. Also, mortgage securities,
especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing
indexed securities   , and selling securities short    .
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date
than is customary for that type of security.  The    market value     of
the security could change during this period.
WARRANTS are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested
in any one issuer or, on a broader scale, in any one industry.    Economic,
business, or political changes can affect all securities of a similar
type.     A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets,    each of
International Capital Appreciation and     Overseas may not purchase a
security if, as a result, more than 5% would be invested in the securities
of any issuer.    This limitation does not apply to U.S. Government
securities or to securities of other investment companies.
Emerging Markets Income is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in
any issuer.    These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one
industry.    This limitation does not apply to U.S. Government
securities.
BORROWING.    Each     fund may borrow from banks or from other funds
advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS:    Each     fund may borrow only for temporary or emergency
purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
       INTERNATIONAL CAPITAL APPRECIATION FUND    seeks capital
appreciation.
OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
With respect to 75% of its total assets,    each of International Capital
Appreciation and     Overseas may not purchase a security if, as a result,
more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single
issuer.    These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one
industry.    This limitation does not apply to U.S. Government
securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page 13.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee for
   each of International Capital Appreciation and     Emerging Markets
Income is calculated by adding a group fee rate to an individual
   fund     fee rate, and multiplying the result by the fund's average net
assets. For Overseas, the fee is    calculated     by taking a basic fee
and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the EAFE Index.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for
   International Capital Appreciation and     Overseas    or     0.37% for
Emerging Markets Income, and it drops as total assets under management increase.
THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing Overseas's performance to that of the EAFE Index over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized
performance adjustment rate is "0.20%    of the fund's average net assets
over the performance period    .
   For the purposes of calculating the performance adjustment for Overseas, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following table states the management fee rates for Overseas and
Emerging Markets Income for the fiscal year ended 1996,    and the
estimated management fee rate for International Capital Appreciation.
                                                    Individual   Total
                                        Group Fee   Fund         Managem
                                        Rate        Fee Rate     ent
                                                                 Fee

International Capital Appreciation[A]    0.30        0.45%        0.75%
                                        %

Overseas[B]                              0.30        0.45%        0.68%
                                        %

Emerging Markets Income                  0.14        0.55%        0.69%
                                        %

   [A] ESTIMATED
[B] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.75% FOR
OVERSEAS.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far
East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with    FIIA
(U.K.) L    . These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the
sub-adviser manages on a discretionary basis. FIIA pays    FIIA (U.K.)
L     a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of Overseas, paid FMR U.K., FMR Far East, and FIIA fees equal to less than 0.06% of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class shares of each fund.
Fidelity Service Company, Inc. (FSC) calculates the    net asset value per
share     (NAV) and dividends for the Institutional Class of    each
fund    , and maintains the general accounting records and administers the securities lending program for each fund. For the fiscal year ended 1996,
transfer    agency     and pricing and bookkeeping fees    paid     (as a
percentage of average net assets) amounted to the following.    These
amounts are before    expense reductions    , if any.
                           Transfer       Pricing and
                           Agency         Bookkeepin
                           Fees Paid      g Fees
                           by             Paid by
                           Institutiona   Fund
                           l Class

Overseas                    0.21%          0.06%

Emerging Markets Income     0.24%          0.09%

The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares.
   Currently    , the Board of Trustees of each fund has authorized such
payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
   The portfolio turnover rate for International Capital Appreciation is not expected to exceed 200% for its first fiscal period ending October 31,
1998.     The portfolio turnover rate for Overseas and Emerging Markets
Income for the fiscal year ended 1996 was 82% and 410%, respectively. These
rates    will     vary from year to year. High turnover rates increase
transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal
age    and     under 701/2 with earned income to invest up to $2,000 per
tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
   (solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page 16. If there is no account application accompanying this prospectus, call 1-800-843-3001 or your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 Through regular investment plans* $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts $100 Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts None
*An account may be opened with a minimum of $1,000, provided that a regular investment plan is established at the time the account is opened. For more information about regular investment plans, please refer to "Investor Services," page 19.
   There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE               (small solid bullet) Exchange from the same class of    (small solid bullet) Exchange from the same class of
1-800-843-3001
 OR YOUR INVESTMENT another Fidelity Advisor fund or from                   another Fidelity Advisor fund or from
PROFESSIONAL        another Fidelity fund account with                      another Fidelity fund account with
                    the same registration, including                        the same registration, including
                    name, address, and taxpayer ID                          name, address, and taxpayer ID
                    number.                                                 number.



Mail (mail_graphic)   (small solid bullet) Complete and sign the account    (small solid bullet) Make your check payable to the
                      application. Make your check                          complete name of the fund of your
                      payable to the complete name of the                   choice and note the applicable
                      fund of your choice and note the                      class. Indicate your fund account
                      applicable class. Mail to the address                 number on your check and mail to
                      indicated on the application.                         the address printed on your account
                                                                            statement.
                                                                            (small solid bullet) Exchange by mail: call
                                                                            1-800-843-3001 or your investment
                                                                            professional for instructions.





In Person
 (hand_
graphic)     (small solid bullet) Bring your account application and    (small solid bullet) Bring your check to your investment
             check to your investment                                   professional.
             professional.




Wire (wire_graphic)   (small solid bullet) Call 1-800-843-3001 to set up your    (small solid bullet) Not available for retirement

                      account and to arrange a wire                              accounts.

                      transaction. Not available for                             (small solid bullet) Wire to:

                      retirement accounts.                                        Banker's Trust Co.

                      (small solid bullet) Wire to:                               Routing # 021001033

                       Banker's Trust Co.                                         Fidelity DART Depository

                       Routing # 021001033                                        Account # 00159759

                       Fidelity DART Depository                                   FBO: (account name)

                       Account  # 00159759                                        (account number)

                       FBO: (account name)

                       (account number)                                          Specify the complete name of the

                                                                                 fund of your choice, note the

                      Specify the complete name of the                           applicable class and include your

                      fund of your choice, note the                              account number and your name.

                      applicable class and include your

                      new account number and your name.




Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic
                                                                          Investment Program. Sign up for
                                                                          this service when opening your
                                                                          account, or call your investment
                                                                          professional to begin the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table on page 18.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH  45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                      All account types except retirement   (small solid bullet) Maximum check request: $100,000.
1-800-_843-3001 OR YOUR
INVESTMENT PROFESSIONAL





(phone_graphic)                     All account types                    (small solid bullet) You may exchange to the same
                                                                         class of other Fidelity Advisor funds
                                                                         or to other Fidelity funds if both
                                                                         accounts are registered with the
                                                                         same name(s), address, and
                                                                         taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)
                                    Individual, Joint Tenant,            (small solid bullet) The letter of instruction must be
                                    Sole Proprietorship, UGMA, UTMA      signed by all persons required to
                                                                         sign for transactions, exactly as
                                                                         their names appear on the account.
                                    Retirement account                   (small solid bullet) The account owner should complete
                                                                         a retirement distribution form. Call
                                                                         1-800-843-3001 or your investment
                                                                         professional to request one.

                                    Trust                                (small solid bullet) The trustee must sign the letter
                                                                         indicating capacity as trustee. If the
                                                                         trustee's name is not in the account
                                                                         registration, provide a copy of the
                                                                         trust document certified within the
                                                                         last 60 days.

                                    Business or Organization             (small solid bullet) At least one person authorized by
                                                                         corporate resolution to act on the
                                                                         account must sign the letter.

                                    Executor, Administrator,             (small solid bullet) Call 1-800-843-3001 or your
                                    Conservator/Guardian                 investment professional for
                                                                         instructions.

Wire (wire_graphic)                 All account types except retirement   (small solid bullet) You must sign up for the wire
                                                                          feature before using it. To verify that
                                                                          it is in place, call 1-800-843-3001.
                                                                          Minimum wire: $500.
                                                                          (small solid bullet) Your wire redemption request must
                                                                          be received and accepted by
                                                                          Fidelity before 4:00 p.m. Eastern
                                                                          time for money to be wired on the
                                                                          next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after certain transactions that affect your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 22.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND


MINIMUM  MINIMUM      FREQUENCY              SETTING UP OR CHANGING

INITIAL  ADDITIONAL   Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the

$1,000  $100          quarterly,             application.

                      or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.

                                             (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly, or call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.



SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal
year. Normally, dividends for    International Capital Appreciation and
Overseas are distributed in December; dividends for Emerging Markets Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will automatically be reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When    each of International Capital Appreciation and     Overseas deducts
a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from Emerging Markets Income will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from Emerging Markets Income will be reinvested at the NAV as of the date the class deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed.If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in
which you reside.    Your distributions are taxable when they are paid,
whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on each of the funds and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE)
is open.    FSC normally calculates each     class's NAV as of the close of
business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations
   or on the basis of information furnished by a pricing service    .
Short-term securities with remaining maturities of sixty days or less for
which quotations    and information furnished by a pricing service     are
not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value.
   Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local
currency into U.S. dollars using current exchange rates.     In addition,
if quotations    and information furnished by a pricing service     are not
readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by
   another     method that the Board of Trustees believes accurately
reflects fair value.
   INSTITUTIONAL CLASS'S     OFFERING PRICE (price to buy one share) is its
NAV.    Institutional Class's     REDEMPTION PRICE (price to sell one
share) is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 22. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of Emerging Markets Income, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of Emerging Markets Income, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of Emerging Markets Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
   (small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
       OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS,    and may
impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS    SERVICE RATINGS OF CORPORATE BONDS
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds    that     are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds    that     are rated Aa are judged to be of high quality by all
standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds    that     are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds    that     are rated Baa are considered as medium-grade
obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds    that     are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds    that     are rated B generally lack characteristics of the
desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds    that     are rated Caa are of poor standing. Such issues may
be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds    that     are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds    that     are rated C are the lowest-rated class of bonds and
issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF    STANDARD & POOR'S RATINGS     OF CORPORATE BONDS
   Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's
   to a debt obligation    . Capacity to pay interest and repay principal
is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay
principal and differs from the    higher-rated     issues only in small
degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual
or implied    BB or     BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC -    Debt rated     CC    is     typically applied to debt subordinated
to senior debt    which     is assigned an actual or implied CCC debt
rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating
   will     also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
APPENDIX B
OVERSEAS - INSTITUTIONAL CLASS






Calendar year total returns+                                    1991    1992    1993    1994    1995    1996

OVERSEAS - INSTITUTIONAL CLASS[C]                               6.78%   -4.83   41.84   1.98%   9.11%   12.34
                                                                        %       %                       %

Morgan Stanley EAFE Index                                       12.13   -12.1   32.56   7.78%   11.21   6.05%
                                                                %       7%      %               %

Lipper International Funds Average[A]                           12.73   -4.85   36.69   -0.71   9.41%   11.78
                                                                %       %       %       %               %

Consumer Price Index                                            %       %       %       %       %       %



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 6.78
Row: 6, Col: 1, Value: -4.83
Row: 7, Col: 1, Value: 41.84
Row: 8, Col: 1, Value: 1.98
Row: 9, Col: 1, Value: 9.109999999999999
Row: 10, Col: 1, Value: 12.34
(LARGE SOLID BOX) OVERSEAS - INSTITUTIONAL CLASS
EMERGING MARKETS INCOME - INSTITUTIONAL CLASS






Calendar year total returns+                                                                    1995    1996

EMERGING MARKETS INCOME - INSTITUTIONAL CLASS                                                   7.09%   40.21
                                                                                                        %

JP Morgan Emerging Markets Bond Index Plus                                                      26.78   39.30
                                                                                                %       %

Lipper General World Income Funds Average[B]                                                    18.05   40.70
                                                                                                %       %

Consumer Price Index                                                                            %       %


+ INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR THE FUNDS TOOK PLACE ON JULY 3, 1995 AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE CLASS T'S 12B-1 FEE (AT A THEN CURRENTLY APPLICABLE RATE OF 0.65% FOR OVERSEAS AND 0.25% FOR EMERGING MARKETS INCOME)
[A] THE LIPPER INTERNATIONAL FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 324 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER GENERAL WORLD INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 16 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [C] PRIOR TO DECEMBER 1, 1992, OVERSEAS OPERATED UNDER A DIFFERENT INVESTMENT OBNECTIVE. ACCORDINGLY, THE FUND'S HISTORICAL PERFORMANCE MAY NOT REPRESENT ITS CURRENT INVESTMENT POLICIES.
NOTES

 FIDELITY ADVISOR FUNDS:
 CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL CLASS CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10..................................   Cover Page
 ..

11..................................   Cover Page
 ..

12..................................   Description of the Trust
 ..

13                                     Investment Policies and Limitations
a-c..............................

                                       Portfolio Transactions
d.................................

14                                     Trustees and Officers
a-c..............................

15 a-c                                 Trustees and Officers
 .............................

16 a                                   FMR; Portfolio Transactions
i..............................

                                       Trustees and Officers
ii............................

                                       Management Contracts
iii...........................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

                                       Management Contracts
e.................................

                                       Distribution and Service Plans
f.................................

                                       *
g.................................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17                                     Portfolio Transactions
a-d.............................

     e.............................    *

18                                     Description of the Trust
a.................................

                                       *
b.................................

19                                     Additional Purchase, Exchange and Redemption
a.................................     Information

                                       Valuation; Additional Purchase, Exchange and
b.................................     Redemption Information

                                       *
c.................................

20..................................   Distributions and Taxes
 ..

21 a,                                  Contracts with FMR Affiliates; Distribution and
b.............................         Service Plans

                                       *
c.................................

22 a                                   *
 .............................

     b                                 Performance
 ................................

23..................................   Financial Statements
 ..


* Not Applicable


FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL CLASS STATEMENT OF ADDITIONAL INFORMATION
   OCTOBER 31, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses
   (dated October 31, 1997)     for Class A, Class T, Class B, Class C,
Institutional Class, and Initial Class shares (except Fidelity Advisor Municipal Bond Fund: Initial Class and Fidelity Advisor Strategic Opportunities Fund: Initial Class). Fidelity Advisor Municipal Bond Fund:
Initial Class and Fidelity Advisor Strategic Opportunities Fund: Initial Class Prospectuses are dated February 28, 1997. Initial Class shares are available only to current Initial Class shareholders. Please retain this document for future reference. The funds' Annual Reports are separate documents supplied with this SAI. To obtain a free additional copy of a Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888 or your investment professional.

TABLE OF CONTENTS                                                               PAGE

Investment Policies and Limitations

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

Special Considerations Affecting Europe

Special Considerations Affecting Africa

Special Considerations Affecting New York

Special Considerations Affecting California

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Distribution and Service Plans

Contracts with FMR Affiliates

Description of the Trusts

Financial Statements

Appendix


   ACOM-ptb-0297-01
For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
GROWTH FUNDS
Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor California Municipal Income Fund
INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.) Fidelity Investments Japan Limited (FIJ)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENTS
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) (Class A, Class T, Class B, and Institutional Class - Taxable Funds)
UMB Bank, n.a. (UMB) (Class A, Class T, Class B, Institutional Class, and Initial Class - Municipal Funds)
Fidelity Service Company, Inc. (FSC) (Initial Class - Taxable Funds) INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below and the policies restated in the "Fundamental Policies" paragraph on page , the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
TECHNOQUANTTM GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
OVERSEAS FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less
liabilities (other than borrowings).    Any borrowings that come to exceed
this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3%
limitation;
(4)    underwrite securities issued by others, except to the extent that
the fund may     be considered an underwriter within the meaning of the
Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(   vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
MID CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
EQUITY GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3%
limitation;
(4) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(   7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for
purposes of fundamental investment limitation    (3))    . The fund will
not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
GROWTH OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S.
government or any of its agencies or i   nstrumentalities, or securities of
other investment companies)     if, as a result, (a) more than 5% of the
fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
STRATEGIC OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
   (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(   9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
LARGE CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
   INTERNATIONAL CAPITAL APPRECIATION FUND
    THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
    THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
GROWTH & INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
EQUITY INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
BALANCED FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
EMERGING MARKETS INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
HIGH YIELD FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
STRATEGIC INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
MORTGAGE SECURITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase any security if, as a result thereof, more than 25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
GOVERNMENT INVESTMENT FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940.
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
INTERMEDIATE BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
SHORT FIXED-INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
HIGH INCOME MUNICIPAL FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
MUNICIPAL BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
For purposes of limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures contracts and options, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
NEW YORK MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
CALIFORNIA MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transaction, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES UNLESS IT BELIEVES THAT DOING SO WILL HELP A FUND ACHIEVE ITS GOAL. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
CLOSED-END INVESTMENT COMPANIES. A fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS. A fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. A fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could suffer a loss.
A fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DIRECT INVESTMENT IN MORTGAGES. Although Mortgage Securities has no current intention to invest directly in mortgages, it may in the future invest up to 10% of the value of total assets directly in mortgages securing residential real estate. These mortgages are normally available from lending institutions which group together a number of mortgages (usually 10 to 50) for resale and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. The vendor of such mortgages receives a fee from the fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, these constitute direct investment in mortgages inasmuch as the fund, rather than a financial intermediary, becomes the mortgagee. At present, such investments are considered to be illiquid by FMR. The fund will invest in such mortgages only if FMR has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that purchase of the mortgages should not present a significant risk of loss to the fund.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
F   ANNIE MAES AND FREDDIE MACS are pass-through securities issued by the
Fannie Mae and the Federal Home Loan Mortgage Corporation (FHLMC),
respectively. Fannie Mae and FHLMC    , which guarantee payment of interest
and principal on Fannie Maes and Freddie Macs, are federally chartered corporations supervised by the U.S. Government and acting as governmental
instrumentalities under authority granted by Congress.    Fannie Mae     is
authorized to borrow from the U.S. Treasury to meet its obligations.
   Fannie Maes     and Freddie Macs are not backed by the full faith and
credit of the U.S. Government; however, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the municipal funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each municipal fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a municipal fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These would include those obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investor Service (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the municipal funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the municipal funds' holdings would be affected and the Trustees would reevaluate the municipal funds' investment objectives and policies.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counter-party desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.
FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of the security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging market securities may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS.    Each fund (except
International Capital Appreciation) has filed and International Capital Appreciation Fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures
Associatio    n, which regulate trading in the futures markets, before
engaging in any purchases or sales of futures contracts or options on futures contracts. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government-stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a fund were in a position where more than 10% or 15% of its net assets (see each fund's non-fundamental investment limitations) was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. A mortgage-indexed security, for example, could be synthesized to replicate the performance of mortgage securities and the characteristics of direct ownership. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities.
ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if: (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities, (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of the country, derives at least 50% of its revenues or profits from goods sold, investments made or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by a fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. A fund may purchase lower-quality debt securities that have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
LOWER-QUALITY MUNICIPAL SECURITIES. A fund may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.
While the market for municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and a fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MORTGAGE-BACKED SECURITIES. A fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract, and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They are generally secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier that uses the airport as a hub. Air traffic generally tracks broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to
eliminate all risks from these    transactions (particularly the
possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SOVEREIGN DEBT OBLIGATIONS. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities. Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by a fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments. STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
TENDER OPTION BONDS are created by coupling an intermediate-or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice.
In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The funds consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly, the funds intend to purchase these instruments based on opinions of bond counsel. The funds may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
WARRANTS are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
   A broker-dealer creates a     DERIVATIVE ZERO    by separating the
interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.
The Federal Reserve Bank creates     STRIPS    (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be
separated in this fashion.     ORIGINAL ISSUE ZEROS    are zero coupon
securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.
SPECIAL CONSIDERATIONS AFFECTING CANADA
Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending
from the Atlantic Ocean to the Pacific    Ocean    . The companies in which
   a     fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of
risk as other nation   s    ' securities. Canadian and U.S. companies are
generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties,
as well as the    economic     slowdown in the United States. Following the
referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate.
The U.S.    -     Canada Free Trade Agreement which became effective in
January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many other state-owned enterprises. The major state ownership remaining is in the oil sector and the electricity sector. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that saw real output contract by almost 7 percent, the recovery that had begun gathered strength by late 1996. There are still risks arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past few years, Brazil has been able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition into the domestic business environment. Monthly inflation was brought down from 43 percent in the first half of 1994 to 1.5 percent in 1995. This reduction reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth slowed while inflation moderated.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helped contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and the peso's convertibility to the U.S. dollar after the recent resignation of Domingo Cavallo, the Economy Minister who masterminded the most successful reform program in Argentina's post-World War II history, and this commitment is seen as the key to the country's economic stability. Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated. Prospects for an improvement in economic situation in 1997 depend on the adoption of a credible exchange rate policy, the removal of controls, strengthening the fiscal position through measures such as privatization, and addressing the problems of the banking sector.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
            Billions:

Argentina   $38

Brazil      148

Chile       73

Colombia    17

Mexico      91

Peru        12

Venezuela   4

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly buoyant, although growth may likely moderate in several of them. This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand may need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing economies in the region, with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparking fears of a constitutional challenge.
Hong Kong's impending return to Chinese dominion on July 1, 1997, has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related business.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade with the industrial segment leading the way. China's economic growth itself has been characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures, causing inefficiencies and dislocations within China, including troublesome inflation rates of over 16% per year over the past five years. Foreign trading is limited to a special class of shares (Class B) which were created for that purpose, and the government must approve sales of Class B shares among foreign investors.
China is greatly dependent on foreign trade, particularly with Japan, the United States, and Germany. If political events become severe in China, there is always the danger that the United States or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. In addition, the strength of the economy and the weakness of the government could lead to substantially higher inflation in coming years, which would erode investors' earnings through the mechanism of changing rates of currency exchange. A tightening in the money supply as well as some supply-side constraints on the very rapid growth of exports in 1995 served to discourage foreign investment and has contributed to lower prices for Class B shares. However, due to lax enforcement of regulatory policies, Class B shares have been opened to local investors and their prices roughly doubled in November 1996.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues. Indonesia's economy is growing very rapidly and the Suharto regime is attempting to move away from dependence on oil. However, the country remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices. Meanwhile, the high import content of newly established, fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negative impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as manufacturing, Singapore holds a position as a major oil refining and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. This led to major bankruptcies in the financial sector that have continued through the end of 1996. Economic activity now appears to be picking up in Japan after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in early 1995 helped the recovery to continue. Confidence in the financial system has begun to improve somewhat with the announcement of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's accession to the European Union, but also from the slump in world mineral prices and from the government's failure to reduce public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
              Billions:

India         $183

Indonesia     66

Korea         182

Malaysia      223

Pakistan      10

Philippines   59

Sri Lanka     2

Taiwan        187

Thailand      143

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on
Performance beginning on page .
REAL GDP ANNUAL RATE OF GROWTH 1995
China                10.2%

Hong Kong            5.0

India                6.2

Indonesia            8.1

Japan                0.9

Korea                9.0

Malaysia             9.6

Philippines          4.8

Singapore            8.9

Taiwan               6.4

Thailand             8.6

Source: World Economic Outlook, May 1996
SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers, promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth during 1997. A strengthening of activity in these countries is essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward macroeconomic stability, although the sustainability of recent reductions in inflation is in doubt in some cases. Output appears to have bottomed out during 1995 in Russia, but political instability in 1996 dampened prospects for a quick economic recovery. Economic prospects have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity. In the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
REAL GDP ANNUAL RATE OF GROWTH
1995
Denmark           2.9%

France            2.4

Germany           1.9

Italy             3.2

Netherlands       2.4

Spain             3.0

Switzerland       0.7

United Kingdom    2.4

Source: World Economic Outlook, May 1996
(Figures are quoted based on each country's domestic currency.)
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING AFRICA
Africa is a continent of roughly 50 countries with a total population of over 700 million people. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as Burkina Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.
SPECIAL CONSIDERATIONS AFFECTING NEW YORK
The financial condition of New York State (the State), its public authorities and public benefit corporations (the Authorities) and its local governments, particularly The City of New York (the City), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New York Municipal Income Fund or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from the State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.
The State and the City are each facing serious financial difficulties and have each experienced recent declines in their credit standings. S&P and Moody's have each assigned ratings for the State's general obligation bonds that are among the three lowest of those states with rated general obligation bonds. S&P and Moody's have each assigned ratings for the City's general obligations that are among the four lowest of those cities with rated general obligation bonds. The ratings of certain related debt of other issuers for which the State has an outstanding moral obligation, lease purchase, guarantee or other contractual obligation are generally linked directly to the State's rating. Should the financial condition of the State, its Authorities, or its local governments deteriorate, their respective credit ratings could be further reduced, and the market value and marketability of their outstanding notes and bonds could be adversely affected, and their respective access to the public credit markets jeopardized.
ECONOMIC FACTORS. New York is the third most populous state in the nation, and has a relatively high level of personal wealth. However, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence (due to factors such as relative costs for taxes, labor, and energy). The State's economy is diverse, with a comparatively large share of the nation's financial, insurance, transportation, communications, and services employment, and a very small share of the nations' farming and mining activity. Travel and tourism constitute an important part of the State's economy. New York has a declining proportion of its workforce engaged in manufacturing and increasing proportion engaged in service industries. The State, therefore is likely to be less affected than the nation as a whole during an economic recession concentrated in construction and manufacturing sectors of the economy, but is likely to be more affected during a recession concentrated in the service-producing sector. The State's manufacturing and maritime base have been seriously eroded, as illustrated by the decline of the steel industry in the Buffalo area and of the apparel and textile industries in the City. In addition, the City experienced substantial socio-economic changes, as a large segment of its population and a significant share of corporate headquarters and other businesses relocated (many out-of-state). Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly and indirectly to growth in new jobs, rising profits, and capital appreciation derived from the finance sector of the City's economy. From 1977 to its 1988 peak, the finance, insurance and real estate sectors rose to 55%, to account for 23% of total earnings in the City and 14% Statewide (compared to 7% nationwide). The finance sector's growth was a catalyst for the New York City metropolitan region's related business and professional services, retail trade and residential and commercial real estate markets. The then-rising real estate market contributed to City revenues, as higher property values and new construction added to collections from property taxes, mortgage recording, and transfer taxes and sales taxes on building materials. The boom on Wall Street more than compensated for the continued erosion of the State's (and the City's) manufacturing and maritime base, since average wages in finance and related business and professional services were substantially higher (thereby providing a net increase of higher incomes, taxed at even higher marginal rates).
During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-91 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover. Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility and defense industries. Personal income increased substantially in 1992 and 1993 and the State economy entered the third year of a slow recovery in 1995. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth. According to assumptions contained in the State financial plan for fiscal year 1995-1996 issued on July 25, 1996 (the 1996-97 State Financial Plan), employment is projected to continue to grow modestly during 1996 and 1997, and although the rate of increase is expected to be slightly above the rate experienced in 1995, it is expected to be below the rate experienced in 1994. The Third-Quarter Update to the 1996-97 State Financial Plan issued on January 14, 1997 (the "Third-Quarter Update") reflects stronger than expected growth during the first half of calendar year 1996 and continues to project overall employment growth at a modest rate, reflecting the slowdown in the national economy, continued spending restraint in government and restructuring in the health care and financial sectors. Actual receipts through the first two quarters of the State 1996-97 fiscal year reflected a stronger-than-expected growth in most tax receipts (by approximately $250 million) and actual disbursements during the same period were approximately $415 million less than projected. The 1996-97 State Financial Plan was revised along with the release of the Third-Quarter Update and the Governors Executive Budget for the 1997-98 fiscal year released on January 14, 1997 (the "1997-98 Executive Budget"). The General Fund Financial Plan, as revised, continues to be balanced and would have shown an operating surplus of $1.3 billion but for certain tax reduction actions which were implemented on January 1, 1997 to help finance 1997-98 spending requirements.
Notwithstanding the State budget for fiscal year 1996-97 which enacts significant tax and program reductions, the State can expect to confront structural deficits in future years. The 1996-97 State Financial Plan includes actions that will have an effect on the budget outlook for fiscal year 1996-97 and beyond. The net impact of these and other factors is expected to provide greater reductions in future fiscal years. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements for future fiscal years. Additionally, uncertainties with regard to both the economy and potential decisions to be made at the federal level add further pressure on the balanced budget outlook for fiscal year 1996-97 and fiscal years beyond. For example, various proposals relating to federal tax and spending policies may have a significant impact on the State's financial condition in fiscal year 1996-97 and subsequent fiscal years.
Further, there can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements. The 1996-97 State Financial Plan is based upon forecasts of national and State economic activity. As all State financial plans are based upon forecasts of national and State economic activity, it should be noted that many uncertainties exist in forecasts, including federal financial and monetary policies, the availability of credit and the condition of the world economy. In addition, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be complex, may vary from year to year and are frequently the results of actions taken not only by the State and its agencies and instrumentalities, but also by other entities, such as the federal government, that are not under the control of the State.
The fiscal health of the State may also be impacted by the fiscal health of the City. Although the City has had a balanced budget since 1981, estimates of the City's future revenues and expenditures are subject to various uncertainties. For example, the effects of the October 1987 stock market crash and the 1990-92 national recession have had a disproportionately adverse impact on the New York City metropolitan region, as private sector job losses since 1989 have offset all the prior employment gains of the 1980s. Declines in both employment and earnings in the finance sector contributed to declines in retail sales and real estate values. In addition, a number of widely publicized bankruptcies among highly leveraged retailing, brokerage and real estate development companies occurred. The effects of the recession have extended to banking, insurance, business services (such as law, accounting and advertising), publishing and communications. Factors which may inhibit the City's economic recovery include (i) credit restraints imposed by the weak financial condition of several major money center banks located in the City; (ii) increases in combined State and local tax burdens, if uncompetitive tax rates are imposed; (iii) perceived declines in the quality of life attributable to service reductions and the deterioration of the City's infrastructure; (iv) additional employment losses in the City's banking sector or corporate headquarters complex due to further corporate relocations or restructurings; or (v) increased expenditures for public health assistance and care. The City's future economic condition will also likely be affected by its competitive position as a world financial center (compared to London, Tokyo, Frankfurt, and competing regional U.S. centers). Investors should note that the budget for the City's 1996 fiscal year addresses a projected $2.6 billion budget gap. Most of the budget-gap closing initiatives may be implemented only with the cooperation of certain City officials, the City's municipal unions, or the State or Federal governments. No assurance can be given that such initiatives will be taken. While the State's economy is broader-based than that of the City, particular industries are concentrated in and have a disproportionate impact on certain areas, such as heavy industry in Buffalo, photographic and optical equipment in Rochester, machinery and transportation equipment in Syracuse and Utica-Rome, computers in Binghamton and in the Mid-Hudson Valley, and electrical equipment in the Albany-Troy-Schenectady area. Constraints on economic growth, taxpayer resistance to proposed substantial increases in local tax rates, and reductions in State aid in regions apart from the City have contributed to financial difficulties for several county and other local governments.
THE STATE. As noted above, the financial condition of the State is affected by several factors, including the strength of the State and its regional economies, actions of the federal government, and State actions affecting the level of receipts and disbursements. Owing to these and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels. The State has been experiencing and continues to experience substantial financial difficulties, with General Fund (the principal operating account) deficits incurred during the fiscal years 1989-1990 through 1991-1992. The State's accumulated General Fund deficit (on a GAAP basis) grew 91% from fiscal year1986-87 to fiscal year1990-91, and reached a then-record $6.265 billion (audited) by March 31, 1991. An accumulated General Fund deficit at March 31, 1993 was restated to be $2.551 billion. The State ended its 1993-94 fiscal year with a negative fund balance of $1.637 billion. This represented an improvement over prior years, primarily due to an improving national and State economy resulting in higher-than-expected receipts from personal income tax and various business taxes and the relative success of the New York Local Government Assistance Corporation (LGAC). The General Fund showed an operating surplus of $914 million (on a GAAP basis). The State's 1994-95 fiscal year budget was adopted on June 8, 1994, more than two months after the beginning of the State's fiscal year. The State ended its fiscal year 1994-95 reporting a General Fund operating deficit of $1.426 billion, primarily due to changes in accounting methodologies used by the State Comptroller and the use of $1.026 billion of the fiscal year 1993-94 cash surplus to fund operating expenses in fiscal year 1994-95. These factors were offset by net proceeds of $315 million of bonds issued by LGAC. Actual receipts reported fell short of original projections, primarily in the categories of business taxes. These shortfalls were offset by better than expected performance in the remaining taxes, principally the user taxes and fees. Total expenditures for fiscal year 1994-95 increased $2.083 billion, or 6.7% over the prior fiscal year.
On June 7, 1995, the New York State legislature passed the final legislation regarding the State's 1995-96 budget, again adopting such budget more than two months after the beginning of the State's fiscal year. Both the enacted budget bills for 1995-96 and the 1995-96 State Financial Plan included reductions in the actual level of spending from that which occurred in the 1994-95 fiscal year and project reductions in Medicaid and State Authority operating costs. The 1995-96 budget also projected an approximate increase of 3% in all governmental funds over the amounts received in fiscal year 1994-95 and included the phase-in of a three-year reduction in the State's personal income tax. The State ended its 1995-96 fiscal year with a General Fund surplus, showing a balance of $287 million, which was an increase of $129 million from the prior fiscal year. Revenues exceeded projections by $270 million and spending for social service and all other programs was $175 million lower than forecast. General Fund receipts reflected a decrease of 1.1% from levels of the prior fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the legislature on July 13, 1996, more than three months after the beginning of such fiscal year. The adopted budget for 1996-97 projects a year-over-year increase in General Fund disbursements of 0.2%, and increases General Fund spending by $842 million, primarily for increased costs for education, special education and higher education, community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased projected revenues for 1996-97 based on higher than projected tax collections during the second half of the prior fiscal year, $110 million in projected receipts from a new State tax amnesty program and other resources, including certain non-recurring resources. The total amount of such non-recurring resources (sometimes referred to as "one-shots") included in the 1996-97 State budget is projected to be $1.3 billion, or 3.9% of total General Fund receipts.
The 1997-98 Executive Budget, which is expected to be revised on or about February 14, 1997, contains financial projections for the State's 1998-99 and 1999-2000 fiscal years and detailed estimates of receipts, among other items. The 1997-98 Executive Budget projects a balance on a cash basis in the General Fund and reflects a continuing strategy of substantially reduced State spending including social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts are projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the current fiscal year, and total General Fund disbursements are projected to be $33.84 billion, a decrease of $56 million from spending totals projected for the current fiscal year. The 1997-98 Executive Budget identifies a $2.3 billion budget gap, which it proposes to close primarily through spending reductions and medicaid cost containment measures, the use of a portion of the projected 1996-97 budget surplus and other actions. Even if all spending and tax cuts contained in the State budget for fiscal year 1996-97 are successfully implemented, resulting in a balanced budget for fiscal year 1996-97, there can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax revenues projected from a lower recurring-receipts base and the spending required to maintain State programs at current levels. Furthermore, the State is a party to numerous lawsuits in which an adverse decision could require extraordinary expenditures.
The State's budget for fiscal year 1996-97 and future fiscal years may be materially adversely impacted by future changes to federal entitlement programs either not foreseen or inaccurately forecast at the time such budget was enacted. Recent changes at the federal level and uncertainties stemming from such changes continue to represent significant risk to the efficacy of the State's fiscal year 1996-97 budget, since federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program (TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant. On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. On December 13, 1996, the State's plan was approved by the federal government. Legislation will be required to implement the State's TANF plan, and the Governor has introduced legislation necessary to conform with federal law. States are required to comply with the new federal welfare reform law no later than July 1, 1997. There can be no assurance that the Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law. Certain major budgetary considerations affecting the State are outlined below.
REVENUE BASE. The State's principal revenue sources are economically sensitive, and include the personal income tax (52% of fiscal year 1995-96 General Fund receipts and estimated to be approximately 53% of fiscal year 1996-97 General Fund receipts), user taxes and fees (20% of both fiscal year 1995-96 and estimated 1996-97 General Fund receipts), and business taxes (15% and 14%, respectively, of fiscal year 1995-96 and estimated fiscal year 1996-97 General Fund tax receipts). Uncertainties in taxpayer behavior as a result of actual and proposed changes in federal tax law also can have an adverse impact on State tax receipts. One-fourth of the 4% State sales tax has been dedicated to pay debt service of LGAC, and has correspondingly reduced General Fund receipts. To the extent those moneys are not necessary for payment to LGAC, they are transferred from the LGAC Tax fund to the General Fund and reported as a transfer from other funds rather than as sales and use tax receipts. During fiscal years 1991-92, 1992-93, 1993-94, and 1994-95 moneys were so transferred. Capital gains are a significant component of income tax collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates are relatively high and may impose political and economic constraints on the ability of the State to further increase its taxes. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $2.3 billion in the 1996-97 fiscal year and produce further significant reductions in fiscal year 1997-98. In addition to such reductions in overall tax rates, the tax-reduction program also includes other modifications to the tax laws which will have the effect of lowering the amount of tax revenues to be received by the State. In the absence of countervailing economic growth or expenditure cuts, the tax cuts could make the achievement of a balanced State budget more difficult in future years.
A significant risk to the 1996-97 State Financial Plan arises from proposed tax legislation in the U.S. Congress. Changes to the federal tax treatment of capital gains, if made, are likely to flow automatically to the State personal income tax. Such changes, depending upon their precise character and timing, as well as taxpayer response, could produce revenue loss during the remainder of the State's 1996-97 fiscal year.
STATE DEBT. The State has the heaviest debt burden of any state (with nearly $5.05 billion of long-term general obligations, $5.28 billion of LGAC debt and $20.34 billion of lease-purchase or other contractual debt outstanding as of March 31, 1996), and debt service costs absorb a large share of the State's budget. As of March 31, 1996, the State is also obligated with respect to nearly $6.46 billion for statutory moral obligations for nine of its Authorities and for guarantees of $315 million of other Authority debt. Historically, the State has had one of the largest seasonal financing requirements of any municipal issuer, and was required each spring to borrow substantial sums from public credit markets to finance its accumulated General Fund deficit and its scheduled payments of aid to local governments and school districts. To help reduce such seasonal financing needs, the State created LGAC as a financing vehicle to finance the State's local assistance payments by issuing long-term debt, payable over 30 years from a portion of the State sales tax, as discussed above. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, thus completing the LGAC program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the 1995-96 fiscal year without relying on short-term seasonal borrowings. Spring borrowing has not been included in a State Financial Plan since the 1994-95 State Financial Plan. The 1994-95 fiscal year was the first year in 35 years that there was no short-term borrowing. Investors should note that the enabling legislation for LGAC contains a covenant restricting the amount of any future State spring borrowing, which may reduce the State's fiscal flexibility in future years.
BUDGETARY FLEXIBILITY. A significant portion of the State's General Fund budget is accounted for by contractually required expenses (such as pension and debt service costs) and by federally mandated programs (such as AFDC and Medicaid). In addition, State aid for school districts comprises a major share of the budget, and total appropriations and distribution of such aid is especially contentious politically. Furthermore, the State's ability to respond to unanticipated developments in the future may have been impaired since the State has utilized a substantial range of actions of a non-recurring nature in recent years to finance its General fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling State assets, reimbursing past General Fund expenditures by the issuance of authority debt and deferring payment for expenditures to future fiscal years. The 1996-97 State Financial Plan contains actions of a non-recurring nature including the use of certain surplus funds available from the Medical Malpractice Insurance Association (MMIA) (approximately $481 million), savings from refinancing of certain pension and bond obligations (approximately $222 million) and non-recurring resources carried forward from the State's prior fiscal year and various other actions (approximately $314 million). It has been reported that certain health care providers are considering a challenge to the State's rights to the MMIA surplus revenues, totaling approximately $1.3 billion.
LABOR COSTS. The State government workforce is mostly unionized, subject to the Taylor Law which authorizes collective bargaining and prohibits (but has not historically prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in the 1990-91 fiscal year created a substantial surplus that was amortized and applied to offset the State's contribution through the 1993-94 fiscal year. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in fiscal year 1994-95 using a four-year phase-in. Employer contributions, including the State's, are expected to increase over the next five to ten years.
PUBLIC ASSISTANCE. The State has the second largest number of persons receiving public assistance (AFDC and Home Relief) of any state. AFDC costs are shared among the federal government, the State and its counties (including the City) by statutory formula. Caseloads tend to rise significantly during economic downturns, but have fallen only in the later stages of past economic recoveries. The budget adopted for fiscal year 1996-97 includes reduction in disbursements for public assistance. MEDICAID. The State participates in the federal Medicaid program under a State plan approved by the Health Care Financing Administration. Currently, the federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. The budget adopted for fiscal year 1996-97 includes reductions in spending for Medicare. Cutbacks in State spending for Medicaid may adversely affect the financial condition of hospitals and health care institutions that are the obligors of bonds that may be held by the fund.
THE STATE AUTHORITIES. The State's Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The New York State Public Authorities Control Board approves the issuance of debt and major contracts by ten of the Authorities. As of September 30, 1995, the date of the latest available data, there were 17 Authorities that had outstanding debt of $100 million or more, the aggregate debt of which (including refunding bonds and moral obligation, lease-purchase, contractual obligation, or State-guaranteed debt) then totaled approximately $73.45 billion. As of March 31, 1996, aggregate public authority debt outstanding as State-supported was approximately $30.67 billion and State-related debt was approximately $38.26 billion. In recent years the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, (from 1976 to 1987) in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. The State has budgeted operating assistance of approximately $1.09 billion for the Metropolitan Transportation Authority (MTA) for fiscal year 1996-97. This assistance is expected to continue to be required (and may increase) in future years. Failure by the State to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could adversely affect the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes.
The MTA oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). MTA subsidiaries operate certain commuter rail and bus lines in the New York metropolitan area. An affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), operates certain intrastate toll bridges and tunnels. To maintain its facilities and equipment, which deteriorated significantly in the late 1970s due to deferred maintenance, the MTA prepared a five-year capital program subject to approval by the MTA Capital Program Review Board. State legislation accompanying the State's budget for fiscal year 1996-97 authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $11.98 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-1999 Capital Program"). The 1995-1999 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. If the 1995-1999 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance. In addition, because fares are not sufficient to finance its mass transit operations, the MTA has depended and will continue to depend for operating Support upon a system of State, local government and TBTA support, and, to the extent available, federal assistance (including loans, grants and operating subsidies). If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may seek additional State assistance, raise fares or take other actions. No assurance can be given that any such assistance will continue at any particular level or in any fixed relationship to the operating costs and capital needs of the MTA.
THE CITY. The City has required, and continues to require, significant financial assistance from the State. The City depends on State assistance both to enable the City to balance its budget and to meet its cash requirements. In the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices, and disclosure policies were widely criticized. In 1975, the City encountered severe financial difficulties and lost access to the public credit markets. The State Legislature responded in 1975 by creating the Municipal Assistance Corporation For The City of New York (MAC) to provide financing assistance for the City and the Financial Control Board to exercise certain oversight and review functions with respect to the City's finances. The Financial Control Board's powers over the City were suspended in June 1986, but would be reinstated (under current law) if the City experiences certain adverse financial circumstances. At the time of the fiscal crisis, the State provided substantial financial assistance to the City, the federal government provided the City with direct seasonal loans and guarantees on the City's long-term debt, and the City's labor unions accepted deferrals of wage increases and approved purchases of City bonds by the pension funds. No assurance can be given that similar assistance would again be made available if needed, particularly given the current budgetary constraints faced by both the federal and State governments.
The City provides services usually undertaken by counties, school districts or special districts in other large urban areas including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates the City to assume the local share of public assistance and Medicaid costs. For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles (GAAP). While the City has had GAAP operating surpluses during the 1980's, the City has experienced ongoing and growing financial difficulties, primarily related to the impact of the 1989-1992 recession on the local economy (reducing revenues from most major taxes and increasing public assistance and Medicaid caseloads), rising health care costs for City employees and for Medicaid, and rising inflation and interest rates. To address substantial budget gaps occurring as a result of these difficulties, the City has implemented gap-closing programs in recent fiscal years, which relied primarily on actions of a non-recurring nature, but included substantial property tax rate increases and a personal income tax surcharge and significant service reductions. Aid to nonprofit cultural institutions in the City was significantly reduced (as was State aid to such institutions), including certain institutions that are obligors of bonds that may be held by the fund. The City achieved balanced operating results as reported in accordance with GAAP for the 1994 fiscal year. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next and the City budget adopted for fiscal year 1996 reduced City-funded spending for the second consecutive year. The City budget adopted for fiscal year 1997 (the "1997 City Budget") continues the trend of reduced City-funded spending for the third consecutive year.
Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed budget gap-closing programs for those years with projected budget gaps. The mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years revised and published on November 14, 1996 (the "1997-2000 Financial Plan"). The 1997-2000 Financial Plan projects substantial budget gaps (approximately $1.2 billion, $2.1 billion and $3.0 billion) for each of the 1998 through 2000 fiscal years, and assumes additional programs to reduce expenditures and to increase revenues to close such projected budget gaps. The City's projections set forth in the 1997-2000 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases, the cooperation of the City's municipal unions, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief, and the impact on City revenues of proposals for federal and State welfare reform. No assurance can be given that the assumptions used by the City in the 1997-2000 Financial Plan will be realized. Further, cost-containment assumptions contained in both the 1997-2000 Financial Plan and the 1997 City Budget may be significantly adversely affected by the changes which may result from the adoption of the State's fiscal year 1996-97 budget as well as from recent changes occurring at the federal level with respect to various social spending programs. Additionally, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal years. The 1997 City Budget identifies a $2.6 billion budget gap which it attempts to close by implementing a variety of actions, including an approximate $1.2 billion reduction in City spending for a variety of services and programs, a renewal of the 12.5% personal income tax surcharge, and the use of non-recurring measures estimated to provide approximately $1.4 billion in one-time savings. The City's budget for fiscal year 1997 has been the subject of substantial criticism, questioning, among other things, the capacity of the City to generate future revenues sufficient to meet expected expenditure increases and to provide necessary municipal services. Such criticism has also noted the City's reliance on non-recurring resources to close budget gaps and has charged that the City has made no progress in achieving structural balance.
The City Budget for the fiscal year 1997, like all City budgets, is subject to the ability of the City to implement the proposed reductions in expenditures, personal services and personnel, which are substantial and may be difficult to implement. For example, one of the key items contained in the 1997 City Budget was the sale of the City's water system for approximately $2.3 billion. This plan has been hotly contested since it was announced, has been the focus of several lawsuits and has been ruled illegal by both the lower and the Appeals Court. It is unclear whether a final appeal will be sought. Further, the 1997 City Budget and the 1997-2000 Financial Plan reflect the costs of tentative settlements with a coalition of municipal unions which together represent approximately 2/3 of its workforce. There can be no assurance that such proposed settlement will be ratified. In addition, certain proposals may be offset by various State and federal legislation which could mandate levels of nature in recent years to finance its General Fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling state assets, reimbursing past General Fund expenditures by the issuance of Authority debt and deferring payment for expenditures to future fiscal years. The 1996-97 State Financial Plan contains actions of a non-recurring nature including the use of certain surplus funds available from the MMIA (approximately $481 million), savings from refinancing of certain pension and bond obligations (approximately $222 million) and non-recurring resources carried forward from the State's prior fiscal year and various other actions (approximately $314 million). It has been reported that certain health care providers are considering a challenge to the State's rights to the MMIA surplus revenues, totaling approximately $1.3 billion. In addition, certain proposals may be offset by various State and Federal legislation which could mandate levels of City funding inconsistent with the 1997 City Budget and the 1997-2000 Financial Plan. In addition, the 1997-2000 Financial Plan anticipates the receipt of substantial amounts of Federal aid. Certain proposed State and Federal actions are subject to approvals from the Legislature, the Governor and the President, as applicable. Both Federal and State actions are uncertain; certain legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform which could result in caps on, or block grants of, Federal programs. Further, no assurance can be given that either such actions will in fact be taken or that the projected savings will result even if such actions are taken.
The City derives its revenues from a variety of local taxes, user charges, miscellaneous revenues and federal and State unrestricted and categorical grants. The City projects that local revenues will provide approximately 68.2% of total revenues in fiscal year 1997 while federal aid, including categorical grants, will provide 11.5% in fiscal year 1997 and State aid, including unrestricted aid and categorical grants, will provide 20.3% in fiscal year 1997. As a proportion of total revenues, State aid has remained relatively constant over the period from 1980 to 1990, while federal aid was sharply reduced (having provided nearly 20% of total fiscal year 1980 revenues). The largest source of the City's revenues is the real estate tax (approximately 22% of total revenues projected for fiscal year 1997), at rates levied by the City council (subject to certain State constitutional limits). State legislation requires that increases in assessments of certain classes of real property be phased-in over a five-year period; thus, property owners may receive higher assessments when property values are declining. However, in the event of a reduction in total assessments, higher tax rates would be required to maintain the same amount of tax revenue. The City derives the remainder of its tax revenues from a variety of other economically sensitive local taxes (subject to authorization by the legislature), including: a local sales and compensating use tax (primarily dedicated to MAC debt service) imposed in addition to the State's retail sales tax; the personal income tax on City residents and the earnings tax on non-residents; a general corporation tax; and a financial corporation tax. High tax burdens in the city impose political and economic constraints on the ability of the City to increase local tax rates. The City's four-year financial plans have been the subject of extensive public comment and criticism, principally questioning the reasonableness of assumptions that the City will have the capacity to generate sufficient revenues in the future to provide the level of services contained in such City financial plans. On July 10, 1995, S&P lowered the City's credit rating from A- to BBB+, among the lowest ratings of any major city in the country. The rating agency cited specifically the City Budget's reliance on "one-shot" measures to balance the budget for fiscal year 1996 without rectifying the underlying structural problems, its continued optimistic projections of State and Federal aid, and continued high debt levels. S&P also mentioned the feeble local economy and the City Budget's over-reliance on the financial services sector which historically has been volatile. On February 28, 1996, Fitch Investors Service, L.P., placed the City's general obligation bonds on Fitch Alert with negative implications.
The City is the largest municipal debt issuer in the nation, and has more than doubled its debt load since the end of fiscal year 1988, in large measure to rehabilitate its extensive, aging physical plant. The City's seasonal borrowing needs increased significantly during fiscal years 1990 and 1991, largely due to delayed State aid payments, and totalled $1.4 billion in fiscal year 1993, $1.75 billion in fiscal year 1994, $2.2 billion in fiscal year 1995 and $2.4 billion in fiscal year 1996. Current projections do not forecast a need for seasonal financing for fiscal year 1997. The City's current capital financing program reflects major reductions (approximately $2.13 billion) in the size of the capital program to be implemented cumulatively through fiscal year 1999 which is intended to reduce future debt service requirements. Such reductions may adversely affect the condition of the City's aging and deteriorating infrastructure and physical assets, such as sewers, streets, bridges and tunnels, and mass transit facilities. Further, the City's capital financing program currently contemplates receipt of proceeds of approximately $1 billion resulting from the sale of the City's water and sewer system to the Water Board, and proposes to utilize a substantial portion of such proceeds for capital project improvements. It is unlikely that such proceeds will become available for capital improvements, because, as discussed above, the legality of the sale of the water system has been successfully challenged in the lower and the intermediate appeals court. In the event such proceeds are not available, the City will be required to find alternative sources of funding or to reduce the capital program by a corresponding amount.
In November 1993, the voters approved a proposed charter whereby Staten Island would secede from the City. Staten Island is one of five counties/boroughs, comprising 4% of the City's population and 19% of its land area. State law provides a complex mechanism for such secession. The State Legislature is also considering establishment of a similar secession mechanism for Queens.
OTHER LOCALITIES. Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter. Fiscal difficulties experienced by the City of Yonkers, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. In the recent past, the State provided substantial financial assistance to its political subdivisions, primarily for aid to elementary, secondary and higher education, Medicaid income maintenance, and local transportation programs. The legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends. The Legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990.
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA
Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to the fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate. CONSTITUTIONAL LIMITATIONS ON TAXES, OTHER CHANGES AND APPROPRIATIONS LIMITATION ON PROPERTY TAXES. Certain obligations held by the fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on AD VALOREM property taxes as a source of revenue. The taxing powers of local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Proposition 13 limits to 1% of full cash value the rate of AD VALOREM property taxes on real property and generally restricts the increase in taxes upon reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise AD VALOREM taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
Under Article XIIIA, the basic 1% AD VALOREM tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.
Article XIIIA prohibits local governments from raising revenues through AD VALOREM property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levies of "general taxes" which were not dedicated to a specific use.
LIMITATIONS ON OTHER TAXES, FEES AND CHARGES. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.
Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994, must be approved by a majority vote within two years.
Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property-related service." All new and existing property-related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property-related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property-related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property-related" for purposes of
Article XIIID), no property-related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.
In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.
The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced. APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but " proceeds of taxes" for local governments exclude most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.
Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor;
(3) appropriations for certain capital outlay projects; and (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.
The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to follow more closely growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.
Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.
In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for four-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1996-97 Budget provide for State appropriations more than $7.0 billion under the limit for fiscal year 1996-97.
OBLIGATIONS OF THE STATE OF CALIFORNIA
As of February 1, 1997, the State had approximately $17.8 billion of general obligation bonds outstanding (including $306 million of commercial paper notes which are intended to be refinanced by future bond sales), and $7.6 billion remained authorized but unissued. In addition, at February 1, 1997, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $6.1 billion. State voters approved an additional $2.1 billion of new bonds on the November 5, 1996 ballot. Of the State's outstanding general obligation debt, approximately 21% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In fiscal year 1995-96, debt service on general obligation bonds and lease-purchase debt was approximately 5.2% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.
ECONOMY
The State's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 27% in the 1980s and, at over 32 million, it now represents over 12% of the total U.S. population. Total personal income in the State, at an estimated $760 billion in 1995, accounts for more than 12% of all personal income in the nation. Total employment in 1995 was over 14 million, the majority of which is in the service, trade, and manufacturing sectors.
From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since the start of 1994; pre-recession job levels were reached in early 1996. Unemployment, while higher than the national average, came down significantly from the January 1994 peak of 10%. Economic indicators show a steady recovery underway in California since the start of 1994 particularly in export-related industries, services, electronics, entertainment and tourism, although the residential housing sector has been weaker than in previous recoveries. Any delay or reversal of the economic recovery may cause a recurrence of revenue shortfalls for the State.
RECENT STATE FINANCIAL RESULTS
The principal sources of State General Fund revenues in 1994-95 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past four years, as the recession cut revenues and created a deficit), the State has budgeted to maintain the SFEU at around 3% of General Fund expenditures.
Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).
Since the start of fiscal year 1990-91 until fiscal year 1995-96, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will continue in future years; in particular, it is anticipated that there will be a need to increase capital and operating costs of the correctional system in response to a "Three Strikes" law enacted in 1994 which mandates life imprisonment for certain felony offenders.
RECENT BUDGETS. As a result of these factors, among others, from the late 1980s until 1992-93 the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in fiscal year 1990-91 and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the years 1991-92 to 1995-96, including:
(small solid bullet) significant cuts in health and welfare program expenditures;
(small solid bullet) transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;
(small solid bullet) transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;
(small solid bullet) reduction in growth of support for higher education programs, coupled with increases in student fees;
(small solid bullet) revenue increases (particularly in the fiscal year 1991-92 budget), most of which were for a short duration;
(small solid bullet) increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and
(small solid bullet) various one-time adjustment and accounting changes. Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of fiscal year 1993-94, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit past the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.
The combination of stringent budget actions cutting State expenditures and the turnaround of the economy starting in late 1993 finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in fiscal year 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in fiscal year 1993-94, fiscal year 1994-95, and fiscal year 1995-96, which reduced the accumulated budget deficit to less than $100 million as of June 30, 1996.
The State Department of Finance estimated that the General Fund received revenues of about $46.3 billion in fiscal year 1995-96, more than $2 billion higher than was originally expected, as a result of the strengthening economy. Expenditures totaled about $45.4 billion, also about $2 billion higher than budgeted, because, among other factors, the State Constitution requires disbursement of a percentage of revenues to local school districts and federal actions to reduce welfare costs and to pay for costs of illegal immigrants were not forthcoming to the extent expected.
A consequence of the accumulated budget deficits in the early 1990s, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for fiscal year 1992-93 by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants (IOUs) over a 2-month period to pay a variety of obligations representing prior years' (or continuing) appropriations and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.
The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short-term notes which matured in a subsequent fiscal year to finance its ongoing deficit and pay current obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowing during a fiscal year.
CURRENT BUDGET. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year are estimated to total $47.643 billion, a 3.3% increase over the final estimated 1995-96 revenues. The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures.
The following are principal features of the 1996-97 Budget Act:
1. Funding for schools and community college districts increased by $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2%) was funded. The funding increases have brought K-12 expenditures to almost $4,800 per pupil, an almost 15% increase over the level prevailing during the recession years.
2. Proposed cuts in health and welfare totaling $660 million. All of these cuts require federal law changes (including welfare reform, which was enacted), federal waivers, or federal budget appropriations in order to be achieved. Ultimate federal actions after enactment of the Budget Act will allow the State to save only about $360 million of this amount.
3. A 4.9% increase in funding for the University of California and the California State University system, with no increases in student fees for the second consecutive year.
4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund.
With signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The General Fund fund balance, however, still reflects $1.6 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1996-97 Budget Act contained a $150 million appropriation from the General Fund toward this settlement.
The Department of Finance projected, when the Budget Act was passed, that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no external cross-fiscal year borrowing will be needed. The State will continue to rely on internal borrowing and intra-year external note borrowing to meet its cash flow requirements.
The Department of Finance has reported that, based on stronger than expected revenues during the first six months of the 1996-97 fiscal year, reflecting the continued strength of the State's economic recovery, General Fund revenues for the full 1996-97 fiscal year will be almost $1 billion above projections, at about $48.4 billion. This is expected to be offset by required increased payments to schools, and lower than expected savings resulting from federal welfare reform actions and federal aid for illegal immigrants. As a result, the expected balance of the SFEU at June 30, 1997, has been slightly reduced to about $197 million, still the first positive balance in the decade of the 90's. The State has not yet given any prediction of how the federal welfare reform law will impact the State's finances, or those of its local agencies; the State is in the midst of making many decisions concerning implementation of the new welfare law. PROPOSED 1997-98 BUDGET. On January 9, 1997, the Governor released his proposed budget for fiscal year 1997-98. Assuming continuing strength in the economy, the Governor projects General Fund revenues of $50.7 billion, and proposes expenditures of $50.3 billion, to leave a budget reserve in the SFEU of $550 million at June 30, 1998. The Governor proposed further programs to reduce class size in lower primary grades, using excess revenues from fiscal year 1996-97. He also proposed a further cut in corporate taxes, and sweeping changes in public assistance programs to respond to the new federal welfare reform law.
The State's financial difficulties for the past budget years and other factors noted above will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the State will not face budget gaps in the future.
The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. In 1996, Fitch and Standard & Poor's raised their ratings of California's general obligation bonds, which are currently assigned ratings of "A+" from Standard & Poor's, "A1" from Moody's and "A+" from Fitch. OBLIGATIONS OF OTHER CALIFORNIA ISSUERS
STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the State's Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately $33.4 billion in fiscal year 1995-96 (over 70% of General Fund expenditures) and has been budgeted at $35.0 billion for fiscal year 1996-97, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid.
To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. A number of counties both rural and urban, have indicated that their budgetary condition is extremely serious. At the start of fiscal year 1995-96, Los Angeles County ("L.A. County") the largest county in the State, was forced to impose significant cuts in services and personnel, particularly in the health care system, in order to balance its budget. L.A. County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, which recently emerged from federal bankruptcy protection, has substantially reduced services and personnel in order to live within much reduced means. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain State long-term lease obligations, though typically payable from the General Fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.
Several years ago the Richmond Unified School District (District) entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other State entities.
OTHER CONSIDERATIONS. The repayment of Industrial Development Securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals. Limitations on AD VALOREM property taxes may particularly affect "tax allocation" bonds issued by State redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on State tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
Proposition 87, approved by State voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
Substantially all of the State is within an active geologic region subject to major seismic activity. Any California municipal obligation held by the fund could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these provisions, or the outcome of any pending litigation with respect to those provisions on State obligations held by the fund or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the State Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.
SPECIAL FACTORS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase. Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year,
(i) 80% or more of its gross income from sources within Puerto Rico, and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the
Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contract"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and for equity funds arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff (for equity funds), and is based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services
provided by and place agency transactions with    National Financial
Services Corporation (NFSC) and Fidelity Brokerage Services (FBS),
indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For Mortgage Securities, the investment activities described herein are likely to result in the fund engaging in a considerable amount of trading of securities held for less than one year. Accordingly, it can be expected that the fund will have a higher turnover rate, and thus a higher incidence of short-term capital gains taxable as ordinary income, than might be expected from investment companies that invest substantially all of their funds on a long-term basis.
   For the fiscal period ended 1997 for Mortgage Securities the portfolio turnover rate was ____%. For the fiscal periods ended 1995 and 1996, respectively, each fund's portfolio turnover rates are shown in the chart
below.     Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase or redemption orders, short-term interest rate volatility and other special market conditions.
FUND                                  FISCAL PERIOD ENDED   1995    1996

TechnoQuant Growth                    November 30           n/a      >200%*

Overseas                              October 31             47%     82%

Mid Cap                               November 30           n/a      101%**

Equity Growth                         November 30            97%     76%

Growth Opportunities                  October 31             39%     33%

Strategic Opportunities               December 31            142%    151%

Large Cap                             November 30           n/a      59%**

Growth & Income                       November 30           n/a      <200%*

Equity Income                         November 30            80%     78%

Balanced                              October 31             297%    223%

Emerging Markets Income               December 31            305%    410%

High Yield                            October 31             112%    121%

Strategic Income                      December 31            193%    119%

Mortgage Securities                   July 31                329%    221%

Government Investment                 October 31             261%    153%

Intermediate Bond                     November 30            189%    200%

Short Fixed-Income                    October 31             179%    124%

High Income Municipal                 October 31             37%     49%

Municipal Bond                        December 31            72%     35%

Intermediate Municipal Income         November 30            53%     35%

Short-Intermediate Municipal Income   November 30            80%     62%

New York Municipal Income             October 31             0%      17%

California Municipal Income           October 31            n/a      21%**

* Estimated 1997 turnover rate
** Annualized
The following tables show the brokerage commissions paid by Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, and Strategic Income. The first table shows the total amount of brokerage commissions paid by each fund and the total amount of brokerage commissions
paid to    NFSC     and FBS (formerly FBSL) for the past three fiscal
years. The second table shows the percentage of aggregate brokerage commissions paid to and the percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions effected through
   NFSC     and FBS for the fiscal year ended 1996. The third table shows the amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal year ended 1996. Each of these funds pays both commissions and spreads in connection with the placement of
portfolio transactions;    NFSC     and FBS are paid on a commission basis.
The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through NFSC
is a result of the low commission rates charged by    NFSC.     The other
funds paid no brokerage commissions for the fiscal years ended 1994 through 1996.

                          FISCAL PERIOD   TOTAL          TO NFSC       TO FBS
                          ENDED           AMOUNT PAID

OVERSEAS                  October 31

1996                                       $ 2,828,416   $ 15,499      $ 169,534

1995                                        1,420,464      5,926         142,450

1994                                        1,601,660      685           0

MID CAP                   November 30

1996                                        280,816        72,019        0

EQUITY GROWTH             November 30

1996                                        3,252,297      820,661       9,780

1995                                        2,185,589      862,434       2,034

1994                                        2,086,370      729,903       0

GROWTH OPPORTUNITIES      October 31

1996                                        6,894,871      1,513,633     74,768

1995                                        6,189,975      1,793,388     9,682

1994                                        3,589,080      1,368,574     0

STRATEGIC OPPORTUNITIES   December 31

1996                                        1,107,012      257,886       0

1995                                        1,138,485      217,580       0

10/1/94-12/31/94                            403,617        70,465        96

10/1/93-9/30/94                             1,166,854      151,233       0

LARGE CAP                 November 30

1996                                        31,692         8,248         0

EQUITY INCOME             November 30

1996                                        2,634,183      685,839       0

1995                                        1,410,440      549,549       7,528

1994                                        827,499        290,182       0

BALANCED                  October 31

1996                                        7,090,976      1,476,330     61,240

1995                                        8,952,888      2,249,157     122,777

1994                                        7,338,038      1,104,577     0

EMERGING MARKETS INCOME   December 31

1996                                        0              0             0

1995                                        11,820         0             0

1994                                        0              0             0

HIGH YIELD                October 31

1996                                        139,187        1,507         0

1995                                        123,145        3,958         0

1994                                        0              0             0

STRATEGIC INCOME          December 31

1996                                        0              0             0

1995                                        152            0             0

1994                                        0              0             0



                          FISCAL PERIOD   % OF           % OF               % OF          % OF
                          ENDED 1996      COMMISSIONS    TRANSACTIONS       COMMISSIONS   TRANSACTIONS
                                          PAID TO NFSC   EFFECTED THROUGH   PAID TO FBS   EFFECTED THROUGH
                                                         NFSC                             FBS

OVERSEAS                  October 31       0.55%          1.96%              5.99%         7.99%

MID CAP                   November 30      25.68%         35.14%             0.00%         0.00%

EQUITY GROWTH             November 30      25.24%         35.56%             0.30%         0.15%

GROWTH OPPORTUNITIES      October 31       21.96%         32.76%             1.08%         0.62%

STRATEGIC OPPORTUNITIES   December 31      23.30%         30.55%             0.00%         0.00%

LARGE CAP                 November 30      26.02%         37.32%             0.00%         0.00%

EQUITY INCOME             November 30      26.03%         40.25%             0.00%         0.00%

BALANCED                  October 31       20.82%         32.90%             0.86%         0.61%

EMERGING MARKETS INCOME   December 31      0.00%          0.00%              0.00%         0.00%

HIGH YIELD                October 31       1.08%          1.98%              0.00%         0.00%

STRATEGIC INCOME          December 31      0.00%          0.00%              0.00%         0.00%



                          FISCAL PERIOD   AMOUNT PAID TO FIRMS    TOTAL AMOUNT OF
                          ENDED 1996      PROVIDING RESEARCH*     TRANSACTIONS ON WHICH
                                                                  COMMISSIONS WERE PAID

OVERSEAS                  October 31       $ 2,431,734             $ 1,240,865,595

MID CAP                   November 30       161,428                 100,269,755

EQUITY GROWTH             November 30       2,246,930               2,069,366,778

GROWTH OPPORTUNITIES      October 31        6,363,933               6,472,339,765

STRATEGIC OPPORTUNITIES   December 31       870,328                 995,680,016

LARGE CAP                 November 30       15,483                  13,093,107

EQUITY INCOME             November 30       1,654,417               1,285,537,976

BALANCED                  October 31        6,711,713               5,583,982,528

EMERGING MARKETS INCOME   December 31       0                       0

HIGH YIELD                October 31        122,322                 42,560,879

STRATEGIC INCOME          December 31       0                       0


* The provision of research services was not necessarily a factor in the placement of all this business with such firms.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
FSC normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
   GROWTH AND GROWTH & INCOME FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
TAXABLE BOND FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
   Or, fixed-income     securities and convertible securities may be valued
on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for
which market quotations    and information furnished by a pricing
service     are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MUNICIPAL BOND FUNDS. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's net asset value (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and state and, if applicable, city income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and, where applicable, state income tax laws for 1997. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While the municipal funds invest principally in obligations whose interest is exempt from federal or from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                  If individual tax-exempt yield is:

                  2.00%                                3.00%   4.00%   5.00%   6.00%   7.00%   8.00%



Taxable Income*                  Federal
                                 Marginal

Single Return     Joint Return   Rate**     Then taxable equivalent yield is:



$ 0 -         $ 24,650    $ 0 -         $ 41,200     15.0%    2.35%    3.53%    4.71%    5.88%    7.06%    8.24%     9.41%

$ 24,651 -    $ 59,750    $ 41,201 -    $ 99,600     28.0%    2.78%    4.17%    5.56%    6.94%    8.33%    9.72%     11.11%

$ 59,751 -    $ 124,650   $ 99,601 -    $ 151,750    31.0%    2.90%    4.35%    5.80%    7.25%    8.70%    10.14%    11.59%

$ 124,651 -   $ 271,050   $ 151,751 -   $ 271,050    36.0%    3.13%    4.69%    6.25%    7.81%    9.38%    10.94%    12.50%

$ 271,051 -   +           $ 271,051 -   +            39.6%    3.31%    4.97%    6.62%    8.28%    9.93%    11.59%    13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
A federally tax-exempt fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
NEW YORK MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket taking into account federal, state, and city taxes for 1997.
1997 TAX RATES
Taxable Income*


Single Return         Joint Return         Federal    New York    New York    Combined            Combined
                                           Marginal   State       City        Federal and State   Federal, State,
                                           Rate       Marginal    Marginal    Effective           and Local
                                                      Rate        Rate        Rate**              Effective Rate**



$ 24,651 -    $ 25,000    $ 41,201 -    $ 45,000     28.0%    6.85%    3.76%    32.93%    36.02%

$ 25,001 -    $ 50,000    $ 45,001 -    $ 90,000     28.0%    6.85%    3.82%    32.93%    36.07%

$ 50,001 -    $ 59,750    $ 90,001 -    $ 99,600     28.0%    6.85%    3.88%    32.93%    36.12%

$ 59,751 -    $ 124,650   $ 99,601 -    $ 151,750    31.0%    6.85%    3.88%    35.73%    38.78%

$ 124,651 -   $ 271,050   $ 151,751 -   $ 271,050    36.0%    6.85%    3.88%    40.38%    43.21%

$ 271,051 -   +           $ 271,051 -   +            39.6%    6.85%    3.88%    43.74%    46.41%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1997

      If your combined federal, state, and local effective tax rate in 1997 is:

      36.02%                                                                      36.07%   36.12%   38.78%   43.21%   46.41%



To match these     Your taxable investment would have to earn the following yield:
tax-free yields:


2%     3.13%     3.13%     3.13%     3.27%     3.52%     3.73%

3%     4.69%     4.69%     4.70%     4.90%     5.28%     5.60%

4%     6.25%     6.26%     6.26%     6.53%     7.04%     7.46%

5%     7.81%     7.82%     7.83%     8.17%     8.81%     9.33%

6%     9.38%     9.38%     9.39%     9.80%     10.57%    11.20%

7%     10.94%    10.95%    10.96%    11.43%    12.33%    13.06%

8%     12.50%    12.51%    12.52%    13.07%    14.09%    14.93%

9%     14.07%    14.08%    14.09%    14.70%    15.85%    16.79%

10%    15.63%    15.64%    15.65%    16.33%    17.61%    18.66%

11%    17.19%    17.21%    17.22%    17.97%    19.37%    20.53%

NEW YORK STATE RESIDENTS (OUTSIDE NEW YORK CITY) - DOUBLE TAXES - 1997

      If your combined federal and state effective tax rate in 1997 is:

      32.93%                                                              35.73%   40.38%   43.74%



To match these     Your taxable investment would have to earn the following yield:
tax-free yields:


2%     2.98%     3.11%     3.35%     3.55%

3%     4.47%     4.67%     5.03%     5.33%

4%     5.96%     6.22%     6.71%     7.11%

5%     7.46%     7.78%     8.39%     8.89%

6%     8.95%     9.34%     10.06%    10.66%

7%     10.44%    10.89%    11.74%    12.44%

8%     11.93%    12.45%    13.42%    14.22%

9%     13.42%    14.00%    15.10%    16.00%

10%    14.91%    15.56%    16.77%    17.77%

11%    16.40%    17.11%    18.45%    19.55%

The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the tables above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
CALIFORNIA MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1997.
1997 TAX RATES

Taxable Income*                              Federal Marginal   California State   Combined Federal
                                                                                   and State Effective

Single Return           Joint Return         Rate               Marginal Rate      Rate**



$ 0  -               $ 4,908     $ 0  -               $ 9,816      15.0%    1.0%    15.85%

$ 4,909  -           $ 11,632    $ 9,817  -           $ 23,264     15.0%    2.0%    16.70%

$ 11,633 -           $ 18,357    $ 23,265  -          $ 36,714     15.0%    4.0%    18.40%

$ 18,358  -          $ 24,650    $ 36,715  -          $ 41,200     15.0%    6.0%    20.10%

$ 24,651  -          $ 25,484    $ 41,201  -          $ 50,968     28.0%    6.0%    32.32%

$ 25,485  -          $ 32,207    $ 50,969  -          $ 64,414     28.0%    8.0%    33.76%

$ 32,208  -          $ 59,750    $ 64,415  -          $ 99,600     28.0%    9.3%    34.70%

$ 59,751  -          $ 124,650   $ 99,601  -          $ 151,750    31.0%    9.3%    37.42%

$ 124,651  -         $ 271,050   $ 151,751  -         $ 271,050    36.0%    9.3%    41.95%

             over    $ 271,050                over    $ 271,050    39.6%    9.3%    45.22%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

      If your combined federal and state effective tax rate in 1997 is:



      15.85%   16.70%   18.40%   20.10%   32.32%   33.76%   34.70%   37.42%   41.95%   45.22%



To match these     Your taxable investment would have to earn the following yield:
tax-free yields:



2%     2.38%     2.40%     2.45%     2.50%     2.96%     3.02%     3.06%     3.20%     3.45%    3.65%

3%     3.57%     3.60%     3.68%     3.75%     4.43%     4.53%     4.59%     4.79%     5.17%    5.48%

4%     4.75%     4.80%     4.90%     5.01%     5.91%     6.04%     6.13%     6.39%     6.89%    7.30%

5%     5.94%     6.00%     6.13%     6.26%     7.39%     7.55%     7.66%     7.99%     8.61%    9.13%

6%     7.13%     7.20%     7.35%     7.51%     8.87%     9.06%     9.19%     9.59%     10.34%   10.95%

7%     8.32%     8.40%     8.58%     8.76%     10.34%    10.57%    10.72%    11.19%    12.06%   12.78%

8%     9.51%     9.60%     9.80%     10.01%   11.82%     12.08%   12.25%     12.78%    13.78%   14.60%

9%     10.70%    10.80%    11.03%   11.26%     13.30%    13.59%    13.78%    14.38%    15.50%   16.43%

10%   11.88%     12.00%   12.25%     12.52%    14.78%    15.10%    15.31%    15.98%    17.23%   18.25%

11%    13.07%    13.21%    13.48%    13.77%    16.25%    16.61%    16.84%    17.58%    18.95%   20.08%


The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a class's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.
The 13-week and 39-week long-term moving averages are shown below:*
FUND   AS OF   13-WEEK   39-WEEK

Overseas - Class A                        10/25/96   $15.27   $15.10

Overseas - Class T                        10/25/96   15.27    15.10

Overseas - Class B                        10/25/96   15.05    14.91

Overseas - Institutional                  10/25/96   15.18    15.01

Mid Cap - Class A                         11/29/96   11.40    10.88

Mid Cap - Class T                         11/29/96   11.39    10.88

Mid Cap - Class B                         11/29/96   11.32    10.83

Mid Cap - Institutional                   11/29/96   11.40    10.88

Equity Growth - Class A                   11/29/96   42.74    40.94

Equity Growth - Class T                   11/29/96   42.75    40.94

Equity Growth - Institutional             11/29/96   43.39    41.50

Growth Opportunities - Class A            10/25/96   33.97    32.99

Growth Opportunities - Class T            10/25/96   33.97    32.99

Growth Opportunities - Institutional      10/25/96   34.00    32.98

Strategic Opportunities - Class A         12/27/96   22.21    21.80

Strategic Opportunities - Class T         12/27/96   22.39    21.98

Strategic Opportunities - Class B         12/27/96   22.08    21.70

Strategic Opportunities - Institutional   12/27/96   22.26    21.82

Strategic Opportunities - Initial         12/27/96   22.60    22.15

Large Cap - Class A                       11/29/96   11.12    10.48

Large Cap - Class T                       11/29/96   11.11    10.48

Large Cap - Class B                       11/29/96   11.07    10.45

Large Cap - Institutional                 11/29/96   11.13    10.49

Equity Income - Class A                   11/29/96   21.48    20.79

Equity Income - Class T                   11/29/96   21.52    20.83

Equity Income - Class B                   11/29/96   21.44    20.78

Equity Income - Institutional             11/29/96   21.67    20.94

Balanced - Class A                        10/25/96   15.50    15.26

Balanced - Class T                        10/25/96   15.53    15.28

Balanced - Institutional                  10/25/96   15.55    15.31

High Yield - Class A                      10/25/96   12.03    11.72

High Yield - Class T                      10/25/96   12.02    11.70

High Yield - Class B                      10/25/96   12.00    11.71

High Yield - Institutional                10/25/96   11.83    11.53

Emerging Markets Income - Class A         12/27/96   11.30    10.08

Emerging Markets Income - Class T         12/27/96   11.30    10.07

Emerging Markets Income - Class B         12/27/96   11.34    10.13

Emerging Markets Income - Institutional   12/27/96   11.24    10.03

Strategic Income - Class A                12/27/96   11.06    10.58

Strategic Income - Class T                12/27/96   11.06    10.57

Strategic Income - Class B                12/27/96   11.08    10.61

Strategic Income - Institutional          12/27/96   11.10    10.61

* Moving averages are shown for those classes that had commenced operations prior to January 1, 1997.
The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales charge of
5.75    % for TechnoQuant Growth,    International Capital Appreciation
Fund,     Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic
Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the
Equity Funds);    4.75    % for Emerging Markets Income, High Yield,
Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, New York Municipal Income, and California
Municipal Income (the Bond Funds);    3.75%     for Intermediate Bond and
Intermediate Municipal Income (the Intermediate-Term Bond Funds); or 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), or 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds and the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, or 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), or 0.15% (the Short-Term Bond Funds). Class B shares may be subject to a contingent deferred sales charge (CDSC) upon redemption: maximum CDSC of 5.00% for the Equity and the Bond Funds a or a maximum CDSC of 3.00% for the Intermediate-Term Bond Funds. Class B shares are also subject to a 12b-1 fee of 1.00% (the Equity Funds) or 0.90% (the Bonds Funds and the Intermediate-Term Bond Funds). Class C shares that are redeemed within a year of purchase are subject to a CDSC of 1.00% for all funds (except Strategic Opportunities, Mortgage Securities, Short Fixed-Income, Municipal Bond, New York Municipal Income and California Municipal Income). Class C shares are also subject to a 12b-1 fee of 1.00% for all funds (except Strategic Opportunities, Mortgage Securities, Short Fixed-Income, Municipal Bond, New York Municipal Income and California Municipal Income). Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee. HISTORICAL BOND FUND RESULTS. The following tables show yields, tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the semi-annual period ended April 30, May 31,
June 30, and for the    fiscal year ended July 31 for Mortgage Securities
Fund, a    s indicated below. The tax-equivalent yield is based on a 36%
federal income tax rate for each municipal fund except New York Municipal Income. The tax-equivalent yield for New York Municipal Income is based on a combined effective federal, state, and city income tax rate of 43.41% and reflects that, as of October 31, 1996, none of the fund's income was subject to state taxes. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.
      Average Annual Total   Cumulative Total
      Returns1               Returns1


                       6         Yield2   Tax      One    Five    Ten              Past 6    One    Five    Ten
                       Months             Equiva   Year   Years   Years/           Months    Year   Years   Years/
                       Ended              lent                    Life of                                   Life of
                                          Yield2                  Fund+                                     Fund+

Emerging Markets       6/30      %        %         %     %        %                %        %       %       %
Income - Class A

Emerging Markets                  %       %         %     %        %                %        %       %       %
Income - Class T

Emerging Markets                  %       %         %     %        %                %        %       %       %
Income - Class B

Emerging Markets                  %       %         %     %        %                %        %       %       %
Income - Class C

Emerging Markets                 %        %         %     %        %                %        %       %       %
Income -
Institutional

High Yield - Class     4/30      %        %         %      %       %                %         %      %       %
A

High Yield - Class T              %       %         %      %       %                %         %      %       %

High Yield - Class                %       %         %      %       %                %         %      %       %
B

High Yield - Class                %       %         %      %       %                %         %      %       %
C

High Yield -                      %       %         %      %       %                %         %      %       %
Institutional

Strategic Income -     6/30      %        %         %     %        %                %        %       %       %
Class A


Strategic Income -           %   %    %   %    %          %   %    %    %
Class T

Strategic Income -           %   %    %   %    %          %   %    %    %
Class B

Strategic Income -           %   %    %   %    %          %   %    %    %
Class C

Strategic Income -          %    %    %   %    %          %   %    %    %
Institutional

      Average Annual Total   Cumulative Total
      Returns1               Returns1


      Fiscal    Yield2   Tax      One    Five    Ten              Past 6    One    Five    Ten
      Period             Equiva   Year   Years   Years/           Months    Year   Years   Years/
      Ended              lent                    Life of                                   Life of
                         Yield2                  Fund+                                     Fund+



Mortgage Securities      7/31   %    %    %    %    %          %    %    %    %
- Class A

Mortgage Securities             %    %    %    %    %          %    %    %    %
- Class T

Mortgage Securities             %    %    %    %    %          %    %    %    %
- Class B

Mortgage Securities -           %    %    %    %    %          %    %    %    %

Institutional

Mortgage Securities              %   %    %    %    %          %    %    %    %
- Initial

      Average Annual Total   Cumulative Total
      Returns1               Returns1

      6         Yield2   Tax      One    Five    Ten              Past 6    One    Five    Ten
      Months             Equiva   Year   Years   Years/           Months    Year   Years   Years/
      Ended              lent                    Life of                                   Life of
                         Yield2                  Fund+                                     Fund+


Government             4/30   %    %    %    %    %          %    %    %    %
Investment -
Class A

Government                     %   %    %    %    %          %    %    %    %
Investment -
Class T

Government                     %   %    %    %    %          %    %    %    %
Investment - Class B

Government                     %   %    %    %    %          %    %    %    %
Investment - Class C

Government                     %   %    %    %    %          %    %    %    %
Investment -
Institutional

      Average Annual Total         Cumulative Total
      Returns1                     Returns1


      6 Months    Yield2   Tax      One    Five    Ten              Past 6    One    Five    Ten
      Ended                Equiva   Year   Years   Years/           Months    Year   Years   Years/
                           lent                    Life of                                   Life of
                           Yield2                  Fund+                                     Fund+



Intermediate Bond -    5/31    %   %    %    %    %          %    %    %    %
Class A

Intermediate Bond -            %   %    %    %    %          %    %    %    %
Class T

Intermediate Bond -            %   %    %    %    %          %    %    %    %
Class B

Intermediate Bond -            %   %    %    %    %          %    %    %    %
Class C

Intermediate Bond -            %   %    %    %    %          %    %    %    %
Institutional

Short Fixed-Income    4/30    %   %     %    %    %          %    %    %    %
- Class A

Short Fixed-Income            %   %     %    %    %          %    %    %    %
- Class T

Short Fixed-Income            %   %     %    %    %          %    %    %    %
- Class C

Short Fixed-Income            %   %     %    %    %          %    %    %    %
-
Institutional

High Income           4/30   %    %     %    %    %          %    %    %    %
Municipal -
Class A

High Income                   %    %    %    %    %          %    %    %    %
Municipal -
Class T

High Income                   %    %    %    %    %          %    %    %    %
Municipal -
Class B

High Income                   %    %    %    %    %          %    %    %    %
Municipal -
Class C

High Income                   %    %    %    %    %          %    %    %    %
Municipal -
Institutional

Municipal Bond -      6/30   %    %     %    %    %          %    %    %    %
Class A

Municipal Bond -              %    %    %    %    %          %    %    %    %
Class T

Municipal Bond -              %    %    %    %    %          %    %    %    %
Class B

Municipal Bond -              %    %    %    %    %          %    %    %    %
Institutional

Municipal Bond -              %    %    %    %    %          %    %    %    %
Initial

Intermediate          5/31   %    %     %    %    %          %    %    %    %
Municipal Income -
Class A

Intermediate                  %    %    %    %    %          %    %    %    %
Municipal
Income - Class T

Intermediate                  %    %    %    %    %          %    %    %    %
Municipal
Income - Class B

Intermediate                  %    %    %    %    %          %    %    %    %
Municipal
Income - Class C

Intermediate                    %    %    %    %    %          %    %    %    %
Municipal Income -
Institutional

Short-Intermediate      5/31   %    %     %   %     %          %   %     %   %
Municipal Income -
Class A

Short-Intermediate              %    %    %   %     %          %   %     %   %
Municipal Income -
Class T

Short-Intermediate              %    %    %   %     %          %   %     %   %
Municipal Income -
Institutional

New York Municipal      4/30   %    %     %   %     %          %   %     %   %
Income - Class A

New York Municipal              %    %    %   %     %          %   %     %   %
Income - Class T

New York Municipal              %    %    %   %     %          %   %     %   %
Income - Class B

New York Municipal              %    %    %   %    %           %   %     %   %
Income -
Institutional

California Municipal    4/30   %    %    %    %    %          %    %     %   %
Income - Class A

California Municipal           %    %    %    %    %          %    %     %   %
Income - Class T

California Municipal           %    %    %    %    %          %    %     %   %
Income - Class B

California Municipal           %    %    %    %    %          %    %     %   %
Income -
Institutional

   + Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; October 31, 1994 for Strategic Income; September 16, 1987 for Short Fixed-Income and High Income Municipal; March 16, 1994 for Short-Intermediate Municipal Income; August 21, 1995 for New York Municipal Income; and February 20, 1996 for California Municipal Income) through the semiannual periods ended 1997.
1 Average annual and cumulative total returns for Class A include the effect of paying Class A's maximum front-end sales charge of 4.75% for Bond Funds, 3.75% for Intermediate-Term Bond Funds, and 1.50% for Short-Term Bond Funds.
 Average annual and cumulative total returns for Class T include the effect of paying Class T's maximum front-end sales charge of 3.50% for Bond Funds; 2.75% for Intermediate-Term Bond Funds; and 1.50% for Short-Term Bond Funds.
 Average annual and cumulative total returns for Class B include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Bond Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%; for Intermediate-Term Bond Funds for periods less than one year, 3%; one year to less than two years, 2%; two years to less than three years, 1%; three years or greater, 0%.
 Average annual and cumulative total returns for Class C include the effect of paying Class C's CDSC of 1% for shares redeemed within one year of purchase.
 Initial offering of Class A for each fund (except Mortgage Securities and Municipal Bond) took place on September 3, 1996. Returns prior to September 3, 1996 (except for Intermediate Bond and Intermediate Municipal Income) are those of Class T, the original class of each fund, and reflect Class T's then applicable 12b-1 fee. For Intermediate Bond and Intermediate Municipal Income, returns between September 10, 1992 and September 3, 1996 are those of Class T and reflect Class T's then applicable 12b-1 fee. Returns between commencement of operations and September 10, 1992 reflect the returns of Institutional Class, the original class of each fund which does not have a 12b-1 fee. Class returns would have been lower if its 12b-1 fee had been reflected prior to September 10, 1992.
 Initial offering of Class A, Class T, and Class B of Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Class T and Class A returns would have been lower if their respective 12b-1 fees were reflected in returns prior to March 3, 1997. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to March 3, 1997.
 Initial offering of Class A of Municipal Bond took place on March 3, 1997. Returns between July 1, 1996 and March 3, 1997 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Class A returns would have been lower if its 12b-1 fee had been reflected in returns prior to July 1, 1996.
 Initial offering of Class T and Class B of Municipal Bond took place on July 1, 1996. Returns prior to that date are those of Initial Class, the original class of the fund, which does not have a 12b-1 fee. Class T returns would have been lower if its 12b-1 fee had been reflected in returns prior to July 1, 1996. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to July 1, 1996.
 Initial offering of Class T of Intermediate Bond and Intermediate Municipal Income took place on September 10, 1992. Class T bears a 12b-1 fee (at a then currently applicable rate of 0.25% for each fund), which is not reflected in returns prior to September 10, 1992. Returns prior to September 10, 1992 are those of Institutional Class, the original class of each fund, which does not bear a 12b-1 fee. Class T returns would have been lower if its 12b-1 fee had been reflected in returns prior to September 10, 1992.
 Initial offering of Class B of Intermediate Bond and Intermediate Municipal Income took place on June 30, 1994. Class B bears a 12b-1 fee (at a then currently applicable combined rate of 1.00% for each fund), which is not reflected in returns prior to June 30 ,1994. Returns between September 10, 1992 and June 30, 1994 are those of Class T and reflect Class T's then applicable 12b-1 fee of 0.25% for each fund. Returns prior to September 10, 1992 are those of Institutional Class, the original class of these funds, which does not bear a 12b-1 fee. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to June 30, 1994. Class T returns include a then currently applicable 12b-1 fee of 0.25% for each fund. Institutional Class, the original class of these funds, does not bear a 12b-1 fee. Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Class B of High Yield, Government Investment, High Income Municipal, and Emerging Markets Income took place on June 30, 1994. Class B bears a 12b-1 fee (at a then currently applicable combined rate of 1.00% for each fund), which is not reflected in returns prior to June 30, 1994. Returns prior to June 30, 1994 for each fund are those of Class T, the original class of these funds, and include the then applicable Class T 12b-1 fee of 0.25%. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to June 30, 1994.
 Class C of each fund (except Mortgage Securities, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) is expected to commence operations on or about November 1, 1997.
 Class C returns for Strategic Income prior to the commencement of operations of Class C are those of Class B, an original class of the fund, and reflect Class B's applicable 12b-1 fee (1.00% prior to January 1, 1996). Class C returns would have been lower if its 12b-1 fee had been reflected in returns after January 1, 1996.
 Class C returns for High Yield, Government Investment, Emerging Markets Income, and High Income Municipal between June 30, 1994 and commencement of operations of Class C are those of Class B, and reflect Class B's applicable 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of these funds, and include Class T's applicable 12b-1 fee of 0.25%. Class C returns would have been lower if its 12b-1 fee had been reflect din prior date returns.
 Class C returns for Short Fixed-Income prior to commencement of operations of Class C are those of Class T, and reflect Class T's applicable 12b-1 fee. Class C returns would have been lower if its 12b-1 fee had been reflected in prior date returns.
 Class C returns for Intermediate Bond and Intermediate Municipal Income between June 30, 1994 and commencement of operations of Class C are those of Class B and reflect Class B's applicable 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 and June 30, 1994 are those of Class T and reflect Class T's then applicable 12b-1 fee of 0.25%. Returns prior to September 10, 1992 are those of Institutional Class, the original class of these funds, which does not bear a 12b-1 fee. Class C returns would have been lower if its 12b-1 fee had been reflected in prior date returns.
 Initial offering of Institutional Class of High Yield, Strategic Income, Government Investment, Short Fixed-Income, High Income Municipal, Emerging Markets Income, and Short-Intermediate Municipal Income took place on July 3, 1995. Institutional Class does not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T shares, the original class of these funds and include Class T's 12b-1 fee (at a then currently applicable rate of 0.25% for High Yield, Strategic Income, Government Investment, Emerging Markets Income, and High Income Municipal; and 0.15% for Short Fixed-Income and Short-Intermediate Municipal Income).
 Initial offering of Institutional Class of Municipal Bond took place on July 1, 1996. Institutional Class does not bear a sales load or 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee.
2 Yields and tax-equivalent yields shown for Class A shares include the effect of the applicable Class A front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class T shares include the effect of the applicable Class T front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class B and Class C include the effect of the applicable Class B or Class C 12b-1 fee, but not the CDSC.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the yields and total returns for those periods for Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income would have been lower. The table below shows what yields and tax-equivalent yields (if applicable) would have been if the class had not been in reimbursement.



                   Class A            Class T             Class B             Institutional Class      Initial Class

Fund               Yield*  Tax-Equiv  Yield*  Tax-        Yield*  Tax-Equiv   Yield*       Tax-Equiv   Yield*          Tax-Equiv
                           alent              Equivalent          alent                    alent                       alent
                           Yield*             Yield*              Yield*                   Yield*                      Yield*

Intermediate Bond  N/A     N/A        N/A     N/A         4.60%   N/A         N/A          N/A         +               +

High Income
 Municipal         N/A     N/A        N/A     N/A         N/A     N/A         4.87%        7.61%       +               +

Municipal Bond     N/A     N/A        1.70%   2.66%       -21.16% N/A         -2.23%       N/A         N/A             N/A

Short-Intermediate N/A     N/A        3.51%   5.48%       N/A     N/A         3.75%        5.86%       +               +
Municipal Income

New York Municipal N/A     N/A        3.23%   5.71%       2.21%   3.91%       1.38%        2.44%       +               +
Income


* See footnote 2 above.
+ Initial Class is not available for this fund.
HISTORICAL EQUITY FUND RESULTS. The following table shows the total returns for each class of each equity fund for the semi-annual period ended April 30, May 31, or June 30, 1997, as indicated below.
             Average Annual Total          Cumulative Total
             Returns1                       Returns1




                             6           One     Five     Ten         Past 6      One     Five Years     Ten
                             months      Year    Years    Years/Life  Months      Year                   Years/Life
                             Ended                        of Fund+                                       of Fund+



 TechnoQuant - Class A       5/31         %        %         %        %           %        %              %

 TechnoQuant - Class T                    %        %         %        %           %        %              %

 TechnoQuant - Class B                    %        %         %        %           %        %              %

 TechnoQuant - Class C                    %        %         %        %           %        %              %

 TechnoQuant - Institutional              %        %         %        %           %        %              %

 Growth & Income - Class A   5/31         %        %         %        %           %        %              %

 Growth & Income - Class T                %        %         %        %           %        %              %

 Growth & Income - Class B                %        %         %        %           %        %              %

 Growth & Income - Class C                %        %         %        %           %        %              %

 Growth & Income -                        %        %         %        %           %        %              %
 Institutional

 Overseas - Class A          4/30        %        %         %         %           %        %              %

 Overseas - Class T                      %        %         %         %           %        %              %

 Overseas - Class B                      %        %         %         %           %        %              %

 Overseas - Class C                      %        %         %         %           %        %              %

 Overseas - Institutional                %        %         %         %           %        %              %

 Mid Cap - Class A           5/31        %        %         %         %           %         %              %

 Mid Cap - Class T                       %        %         %         %           %         %              %

 Mid Cap - Class B                       %        %         %         %           %         %              %

 Mid Cap - Class C                                                    %                     %              %





   Mid Cap - Institutional               %        %      %           %         %          %               %

 Equity Growth - Class A     5/31        %        %      %           %         %          %               %

 Equity Growth - Class T                 %        %      %           %         %          %              %

 Equity Growth - Class B                 %        %      %           %          %         %               %

 Equity Growth - Class C                 %        %      %           %         %          %              %

 Equity Growth -
 Institutional                           %        %      %           %         %          %              %

 Growth Opportunities - Class4/30        %        %      %           %        %          %                %
 A

 Growth Opportunities - Class            %        %      %           %        %          %                %
 T

 Growth Opportunities - Class            %        %      %           %        %           %               %
 B

 Growth Opportunities - Class            %        %      %           %        %            %               %
 C





   Growth Opportunities -                %        %      %           %         %         %                 %
 Institutional

 Strategic Opportunities -
 Class                       6/30        %        %      %           %         %         %                %
 A

 Strategic Opportunities - Class         %        %      %           %         %         %                %
 T

 Strategic Opportunities - Class         %        %      %           %         %         %                %
 B

 Strategic Opportunities -               %        %      %           %         %         %                %
 Institutional

 Strategic Opportunities - Initial       %        %      %           %         %         %                %

 Large Cap - Class A         5/31        %        %      %           %         %         %                %

 Large Cap - Class T                     %        %      %           %         %         %                %

 Large Cap - Class B                     %        %      %           %         %         %                %

 Large Cap - Class C                     %        %      %           %         %         %                %

 Large Cap - Institutional               %        %      %           %         %         %                %

 Equity Income - Class A     5/31        %        %      %           %         %         %                %

 Equity Income - Class T                 %        %      %           %         %         %                %





   Equity Income - Class B               %        %      %           %      %      %      %

 Equity Income - Class C                 %        %      %           %      %      %      %

 Equity Income - Institutional           %        %      %           %      %      %      %

 Balanced - Class A          4/30        %        %      %           %      %      %      %

 Balanced - Class T                      %        %      %           %      %      %      %

 Balanced - Class B                      %        %      %           %      %      %      %

 Balanced - Class C                      %        %      %           %      %      %      %

 Balanced - Institutional                %        %      %           %      %      %      %


   + Life of fund figures are from commencement of operations (April 23, 1990 for Overseas; November 18, 1987 for Growth Opportunities; and February 20, 1996 for Mid Cap and Large Cap; and December 31, 1996 for TechnoQuant Growth and Growth & Income) through the semiannual periods ended 1997.
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 5.75% for Equity Funds.
 Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Equity Funds.
 Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Equity Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%.
 Average annual and cumulative total returns for Class C shares include the effect of paying Class C's CDSC of 1% for shares redeemed within one year of purchase.
 Initial offering of Class A for each fund took place on September 3, 1996. Returns prior to September 3, 1996 (except for Equity Growth and Equity Income) are those of Class T, and reflect Class T's then applicable 12b-1 fee (0.65% for equity funds prior to January 1, 1996). For Equity Growth and Equity Income, returns between September 10, 1992 and September 3, 1996 are those of Class T and reflect Class T's then applicable 12b-1 fee (0.65% for equity funds prior to January 1, 1996). Returns between commencement of operations and September 10, 1992 reflect the returns of Institutional Class, the original class of each fund, which does not have a 12b-1 fee. Class A returns would have been lower if its 12b-1 fee had been reflected in returns prior to September 10, 1992.
 Initial offering of Class T of Equity Growth and Equity Income took place on September 10, 1992. Class T bears a 12b-1 fee (at a then currently applicable rate of 0.65% for each fund), which is not reflected in returns prior to September 10, 1992. Returns prior to September 10, 1992 are those of Institutional Class, the original class of each fund, which does not bear a 12b-1 fee. Class T returns would have been lower if its 12b-1 fee had been reflected in returns prior to September 10, 1992.
 Initial offering of Class B of Equity Growth took place on December 31, 1996. Class B bears a 12b-1 fee, which is not reflected in returns prior to December 31, 1996. Returns between September 10, 1992 and December 31, 1996 are those of Class T and reflect Class T's then applicable 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to December 31, 1996.
 Initial offering of Class B of Balanced took place on December 31, 1996. Class B bears a 12b-1 fee which is not reflected in returns prior to December 31, 1996. Returns prior to December 31, 1996 are those of Class T and reflect Class T's applicable 12b-1 fee (0.65% prior to January 1,
1996). Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to December 31, 1996.
 Initial offering of Class B of Growth Opportunities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's applicable 12b-1 fee (0.65% prior to January 1, 1996). Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to March 3, 1997.
 Initial offering of Class B of Equity Income took place on June 30, 1994. Class B bears a 12b-1 fee, which is not reflected in returns prior to June 30, 1994. Returns between September 10, 1992 and June 30, 1994 are those of Class T and reflect Class T's then applicable 12b-1 fee of 0.65%. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to June 30, 1994.
 Initial offering of Class B of Strategic Opportunities took place on June 30, 1994. Class B bears a 12b-1 fee, which is not reflected in returns prior to June 30, 1994. Returns prior to June 30, 1994 are those of Class
T. and reflect Class T's then applicable 12b-1 fee of 0.65%. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to June 30, 1994.
 Initial offering of Class B of Overseas took place on July 3, 1995. Class B bears a 12b-1 fee which is not reflected in returns prior to July 3, 1995. Returns prior to July 3, 1995, are those of Class T, the original class of the fund, and include Class T's then applicable 12b-1 fee of 0.65%. Class B returns would have been lower if its 12b-1 fee had been reflected in returns prior to July 3, 1995.
 Class C of each fund (except Strategic Opportunities) is expected to commence operations on or about November 1, 1997.
 Class C returns for TechnoQuant Growth, Mid Cap, Growth & Income, and Strategic Income prior to the commencement of operations of Class C are those of Class B, an original class of these funds, and reflects Class B's applicable 12b-1 fee.
 Class C returns for Equity Growth between December 31, 1996 and commencement of operations of Class C are those of Class B, and reflect Class B's applicable 12b-1 fee. Returns between September 10, 1992 and December 31, 1996 are those of Class T and reflect Class T's applicable 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Class C returns would have been lower if its 12b-1 fee had been reflected in returns prior to December 31, 1996.
 Class C returns for Growth Opportunities between March 3, 1997 and commencement of operations of Class C are those of Class B, and reflect Class B's applicable 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's applicable 12b-1 fee (0.65% prior to January 1, 1996). Class C returns would have been lower if its 12b-1 fee had been reflected in returns prior to March 3, 1997.
 Class C returns for Balanced between December 31, 1996 and commencement of operations of Class C are those of Class B, and reflect Class B's applicable 12b-1 fee. Returns prior to December 31, 1996 are those of Class T and reflect Class T's applicable 12b-1 fee (0.65% prior to January 1,
1996). Class C returns would have been lower if its 12b-1 fee had been reflected in returns prior to December 31, 1996.
 Class C returns for Equity Income between June 30, 1994 and commencement of operations of Class C are those of Class B, and reflect Class B's applicable 12b-1 fee. Returns between September 10, 1992 and June 30, 2994 are those of Class T and reflect Class T's then applicable 12b-1 fee of 0.65%. Returns prior to September 10, 1992 are those of Institutional Class, the original class of these funds, which does not bear a 12b-1 fee. Class C returns would have been lower if its 12b-1 fee had been reflected in prior date returns.
 Class C returns of Overseas between July 3, 1995 and commencement of operations of Class C are those of Class B, and reflect Class B's applicable 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and include Class T's then applicable 12b-1 fee of 0.65%. Class C returns would have been lower if its 12b-1 fee had been reflected in returns prior to July 3, 1995.
 Initial offering of Institutional Class of Growth Opportunities, Balanced, and Overseas took place on July 3, 1995. Institutional Class does not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of each fund, and include Class T's then applicable 12b-1 fee of 0.65%.
 Initial offering of Institutional Class shares for Strategic Opportunities took place on July 3, 1995. Institutional Class does not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995, are those of Class T and include Class T's then applicable 12b-1 fee of 0.65%.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the total returns for those periods for Overseas, Mid Cap, Strategic Opportunities, Large Cap, Equity Income, and Income & Growth would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of the Bond Funds invest in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the Bond Funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the Bond Funds. Each of the Equity Funds has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund (except TechnoQuant Growth, Growth & Income and International Capital Appreciation) during the past 10 fiscal years ended 1996 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures.
   During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of Overseas would have grown to $____, including the effect of Class A's 5.75% maximum sales charge.
OVERSEAS - CLASS A          INDICES




   Period       Value of    Value of              Reinvested            Total          S&P          DJIA          Cost
   Ended        Initial     Reinvested            Capital Gain          Value          500                        of
   Oct.31       $10,000     Dividend              Distributions                                                   Living**
                Investment  Distributions



   1996           $           $           $           $           $           $           $

   1995

   1994

   1993

   1992

   1991

   1990*


   * From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Overseas on April 23, 1990, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of Overseas would have grown to $15,522, including the effect of Class T's 3.50% maximum sales charge.
OVERSEAS - CLASS T   INDICES


Period    Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   500          of
Oct. 31   $10,000      Dividend        Distributions                        Living**
          Investment   Distributions








1996    $ 14,765   $ 631   $ 126   $ 15,522   $ 25,431   $ 26,966   $ 12,281

1995     13,433     484     105     14,022     20,493     20,816     11,924

1994     13,568     489     0       14,057     16,208     16,684     11,598

1993     12,477     430     0       12,907     15,604     15,291     11,303

1992     8,753      202     0       8,955      13,575     13,020     11,001

1991     9,438      77      0       9,515      12,344     12,027     10,659

1990*    9,216      0       0       9,216      9,246      9,246      10,357

* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Overseas on April 23, 1990, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,533. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $415 for dividends and $106 for capital gain distributions.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of Overseas would have grown to $15,945.
OVERSEAS - CLASS B   INDICES


Period    Value of     Value of        Reinvested      Total      S&P        DJIA       Cost
Ended     Initial      Reinvested      Capital Gain    Value      500                   of
Oct. 31   $10,000      Dividend        Distributions                                    Living**
          Investment   Distributions







1996      $ 14,765     $ 631            $ 126          $ 15,522   $ 25,431   $ 26,966   $ 12,281


1995     13,433    484     105    14,022     20,493    20,816    11,924

1994     13,568    489     0      14,057     16,208    16,684    11,598

1993     12,477    430     0      12,907     15,604    15,291    11,303

1992     8,753     202     0      8,955      13,575    13,020    11,001

1991     9,438     77      0      9,515      12,344    12,027    10,659

1990*    9,216     0       0      9,216      9,246     9,246     10,357

* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Overseas on April 23, 1990, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,657. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $530 for dividends and $110 for capital gain distributions.
   During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class C of Overseas would have grown to $____.
OVERSEAS - CLASS C          INDICES




   Period   Value of         Value of              Reinvested            Total          S&P          DJIA          Cost
   Ended    Initial          Reinvested            Capital Gain          Value          500                        of
   Oct. 31  $10,000          Dividend              Distributions                                                   Living**
               Investment Distributions


   1996        $             $                       $                   $             $             $             $



   1995

   1994

   1993

   1992

   1991

   1990*


   * From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Overseas on April 23, 1990, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions.
During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Overseas would have grown to $16,115.
OVERSEAS - INSTITUTIONAL CLASS   INDICES


Period    Value of     Value of        Reinvested      Total      S&P        DJIA       Cost
Ended     Initial      Reinvested      Capital Gain    Value      500                   of
Oct. 31   $10,000      Dividend        Distributions                                    Living**
          Investment   Distributions







1996      $ 15,200     $ 785           $ 130           $ 16,115   $ 25,431   $ 26,966   $ 12,281

1995       13,970       504             109             14,583      20,493     20,816    11,924

1994       14,060       507             0               14,567      16,208     16,684    11,598

1993       12,930       445             0               13,375      15,604     15,291    11,303

1992       9,070        210             0               9,280       13,575     13,020    11,001

1991       9,780        80              0               9,860       12,344     12,027    10,659

1990*      9,550        0               0               9,550       9,246      9,246     10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Overseas on April 23, 1990, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,677. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $550 for dividends and $110 for capital gain distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class A of Mid Cap would have grown to $____, including the effect of Class A's maximum 5.75% sales charge.
MID CAP - CLASS A          INDICES




   Period Ended Value of         Value of           Reinvested            Total          S&P          DJIA          Cost
   Nov. 30      Initial          Reinvested         Capital Gain          Value          500                        of
                   $10,000    Dividend              Distributions                                                   Living**
                   Investment Distributions


   1996*          $               $                   $                    $             $             $             $


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Mid Cap on February 20, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class T of Mid Cap would have grown to $11,291, including the effect of Class T's maximum 3.50% sales charge.
MID CAP - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P        DJIA       Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value      500                   of
               $10,000      Dividend        Distributions                                    Living**
               Investment   Distributions







1996*          $ 11,291     $ 0             $ 0             $ 11,291   $ 11,890   $ 12,048   $ 10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Mid Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class B of Mid Cap would have grown to $_____, including the effect of Class B's maximum applicable CDSC.
MID CAP - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P        DJIA       Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value      500                   of
               $10,000      Dividend        Distributions                                    Living**
               Investment   Distributions







1996*          $ 11,110     $ 0             $ 0             $ 11,110   $ 11,890   $ 12,048   $ 10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Mid Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class C of Mid Cap would have grown to $11,110, including the effect of Class C's maximum applicable CDSC.
MID CAP - CLASS C          INDICES




   Period Ended  Value of          Value of          Reinvested            Total          S&P          DJIA          Cost
   Nov. 30       Initial           Reinvested        Capital Gain          Value          500                        of
                    $10,000     Dividend             Distributions                                                   Living**
                    Investment  Distributions

   1996*            $              $                 $                      $             $             $             $


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Mid Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Mid Cap would have grown to $11,700.
MID CAP - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P        DJIA       Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value      500                   of
               $10,000      Dividend        Distributions                                    Living**
               Investment   Distributions







1996*          $ 11,700     $ 0             $ 0             $ 11,700   $ 11,890   $ 12,048   $ 10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mid Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Equity Growth would have grown to $____, including the effect of Class A's maximum 5.75% sales charge.
EQUITY GROWTH - CLASS A          INDICES




   Period Ended Value of         Value of           Reinvested            Total          S&P          DJIA          Cost
   Nov. 30         Initial    Reinvested            Capital Gain          Value          500                         of
                   $10,000    Dividend              Distributions                                                    Living
                   Investment Distributions







   1996            $             $                  $                      $               $             $             $



   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Growth on December 1, 1986, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $ ____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Equity Growth would have grown to $57,907, including the effect of the Class T's maximum 3.50% sales charge.
EQUITY GROWTH - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 32,809    $ 1,562    $ 23,536    $ 57,907    $ 41,022    $ 46,321    $ 14,366

1995     29,162      1,310     $ 18,191     48,663      32,084      35,282      13,913

1994     20,881      839        12,766      34,486      23,557      25,366      13,578

1993     21,599      868        11,481      33,948      23,313      24,318      13,207

1992     19,278      685        9,681       29,644      21,174      21,201      12,862

1991     17,777      599        6,132       24,508      17,766      18,029      12,482

1990     11,385      384        3,927       15,696      14,846      15,414      12,120

1989     12,681      344        2,251       15,276      15,382      15,676      11,404

1988     8,801       16         1,562       10,379      11,756      11,803      10,897

1987     7,263       6          729         7,998       9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Growth on December 1, 1986, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,623. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $447 for dividends and $7,951 for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Equity Growth would have grown to $60,007, including the effect of Class B's maximum applicable CDSC.
EQUITY GROWTH - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living
               Investment   Distributions







1996            $ 33,998     $ 1,619         $ 24,390        $ 60,007    $ 41,022    $ 46,321    $ 14,366



1995     30,220     1,358     18,850     50,428     32,084     35,282     13,913

1994     21,639     870       13,228     35,737     23,557     25,366     13,578

1993     22,382     900       11,898     35,180     23,313     24,318     13,207

1992     19,977     709       10,033     30,719     21,174     21,201     12,862

1991     18,422     621       6,354      25,397     17,766     18,029     12,482

1990     11,798     397       4,070      16,265     14,846     15,414     12,120

1989     13,141     356       2,333      15,830     15,382     15,676     11,404

1988     9,120      17        1,619      10,756     11,756     11,803     10,897

1987     7,527      5         756        8,288      9,532      9,874      10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Growth on December 1, 1986, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $22,045. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $463 for dividends and $8,240 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class C of Equity Growth would have grown to $____.
EQUITY GROWTH - CLASS C          INDICES




   Period
Ended          Value of         Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov. 30  Initial             Reinvested            Capital Gain          Value           500                         of
               $10,000          Dividend            Distributions                                                      Living
               Investment    Distributions







   1996         $                   $                   $                      $               $             $             $



   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class C of Equity Growth on December 1, 1986, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Equity Growth would have grown to $61,861.
EQUITY GROWTH - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 34,537    $ 2,557    $ 24,767    $ 61,861   $ 41,022   $ 46,321    $ 14,366

1995     30,645      1,940      19,104      51,689      32,084     35,282     13,913

1994     21,927      1,039      13,397      36,363      23,557     25,366     13,578

1993     22,564      933        11,994      35,491      23,313     24,318     13,207

1992     20,008      710        10,048      30,766      21,174     21,201     12,862

1991     18,422      621        6,354       25,397      17,766     18,029     12,482

1990     11,798      397        4,070       16,265      14,846     15,414     12,120

1989     13,141      356        2,333       15,830      15,382     15,676     11,404

1988     9,120       17         1,619       10,756      11,756     11,803     10,897

1987     7,527       5          756         8,288       9,532      9,874      10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Growth on December 1, 1986, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $22,702. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $842 for dividends and $8,240 for capital gain distributions.
   During the period from November 18, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of Growth Opportunities would have grown to $_____, including the effect of Class A's maximum 5.75% sales charge.
GROWTH OPPORTUNITIES - CLASS A          INDICES




   Period
Ended         Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31            Initial    Reinvested            Capital Gain          Value           500                         of
              $10,000    Dividend              Distributions                                                      Living**
              Investment Distributions









   1996            $            $            $           $           $           $           $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988*


   * From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Growth Opportunities on November 18, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $____ for capital gain distributions.
During the period from November 18, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of Growth Opportunities would have grown to $51,885, including the effect of Class T's maximum 3.50% sales charge.
GROWTH OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 34,171    $ 2,443    $ 15,271    $ 51,885    $ 38,184    $ 41,352    $ 13,718

1995      29,809      1,552      12,756      44,117      30,770      31,921      13,319

1994      25,688      938        9,277       35,903      24,336      25,585      12,955

1993      24,501      801        7,723       33,025      23,430      23,449      12,626

1992      20,400      506        4,873       25,779      20,383      19,966      12,288

1991      19,860      375        2,763       22,998      18,534      18,444      11,906

1990      12,535      72         1,744       14,351      13,882      14,179      11,568

1989      15,951      37         907         16,895      15,006      14,775      10,884

1988*     13,771      0          0           13,771      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Growth Opportunities on November 18, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,972. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,177 for dividends and $6,871 for capital gain distributions.
During the period from November 18, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of Growth Opportunities would have grown to $53,767.
GROWTH OPPORTUNITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 35,410     $ 2,532         $ 15,825        $ 53,767    $ 38,184    $ 41,352    $ 13,718

1995             30,890       1,608           13,219          45,717      30,770      31,921      13,319

1994             26,620       971             9,614           37,205      24,336      25,585      12,955

1993             25,390       830             8,003           34,223      23,430      23,449      12,626

1992             21,140       524             5,050           26,714      20,383      19,966      12,288

1991             20,580       390             2,863           23,833      18,534      18,444      11,906

1990             12,990       75              1,807           14,872      13,882      14,179      11,568

1989             16,530       37              940             17,507      15,006      14,775      10,884

1988*            14,270       0               0               14,270      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Growth Opportunities on November 18, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,333. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,220 for dividends and $7,120 for capital gain distributions.
   During the period from November 18, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class C of Growth Opportunities would have grown to $____.
GROWTH OPPORTUNITIES - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996         $             $                    $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988*


   * From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Growth Opportunities on November 18, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the period from November 18, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Growth Opportunities would have grown to $54,198.
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 35,470    $ 2,874    $ 15,854    $ 54,198    $ 38,184    $ 41,352    $ 13,718

1995      30,970      1,612      13,253      45,835      30,770      31,921      13,319

1994      26,620      971        9,614       37,205      24,336      25,585      12,955

1993      25,390      830        8,003       34,223      23,430      23,449      12,626

1992      21,140      524        5,050       26,714      20,383      19,966      12,288

1991      20,580      390        2,863       23,833      18,534      18,444      11,906

1990      12,990      75         1,807       14,872      13,882      14,179      11,568

1989      16,530      37         940         17,507      15,006      14,775      10,884

1988*     14,270      0          0           14,270      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Growth Opportunities on November 18, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,629. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,420 for dividends and $7,120 for capital gain distributions.
   During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class A of Strategic Opportunities would have grown to $____, including the effect of Class A's maximum 5.75% sales charge.
STRATEGIC OPPORTUNITIES - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Dec.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $            $            $            $            $            $            $



   1995                                                                                   $

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Opportunities on January 1, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class T of Strategic Opportunities would have grown to $29,632, including the effect of Class T's maximum 3.50% sales charge.
STRATEGIC OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions







1996    $ 13,508    $ 4,811    $ 11,313    $ 29,632    $ 41,499    $ 46,181    $ 14,353

1995     14,811      5,024      9,351       29,186      33,750      35,882     $ 13,891

1994     11,132      3,439      6,554       21,125      24,531      26,244      13,548

1993     12,382      3,401      6,974       22,757      24,213      25,001      13,195

1992     11,341      2,723      4,831       18,895      21,996      21,370      12,842

1991     11,007      2,131      3,602       16,740      20,434      19,916      12,480

1990     10,501      1,550      1,550       13,601      15,660      16,018      12,109

1989     11,793      1,118      1,741       14,652      16,164      16,104      11,412

1988     9,144       556        1,350       11,050      12,275      12,222      10,905

1987     7,751       144        1,144       9,039       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Opportunities on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,448. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,768 for dividends and $6,197 for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class B of Strategic Opportunities would have grown to $30,353.
STRATEGIC OPPORTUNITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living
               Investment   Distributions







1996            $ 13,794     $ 4,931         $ 11,628        $ 30,353    $ 41,499    $ 46,181    $ 14,353

1995             15,151       5,320           9,581           30,052      33,750      35,882    $ 13,891

1994             11,456       3,678           6,746           21,880      24,531      26,244      13,548

1993             12,832       3,524           7,226           23,582      24,213      25,001      13,195

1992             11,752       2,822           5,006           19,580      21,996      21,370      12,842

1991             11,407       2,208           3,732           17,347      20,434      19,916      12,480

1990             10,882       1,606           1,607           14,095      15,660      16,018      12,109

1989             12,221       1,158           1,804           15,183      16,164      16,104      11,412

1988             9,476        576             1,399           11,451      12,275      12,222      10,905

1987             8,032        149             1,186           9,367       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Opportunities on January 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,939. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,862 for dividends and $6,422 for capital gain distributions. During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Strategic Opportunities would have grown to $30,944.
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 13,924    $ 5,324    $ 11,696    $ 30,944    $ 41,499    $ 46,181    $ 14,353

1995     15,299      5,381      9,661       30,341      33,750      35,882      13,891

1994     11,536      3,564      6,791       21,891      24,531      26,244      13,548

1993     12,832      3,524      7,226       23,582      24,213      25,001      13,195

1992     11,752      2,822      5,006       19,580      21,996      21,370      12,842

1991     11,407      2,208      3,732       17,347      20,434      19,916      12,480

1990     10,882      1,606      1,606       14,095      15,660      16,018      12,109

1989     12,221      1,158      1,804       15,183      16,164      16,104      11,412

1988     9,476       576        1,399       11,451      12,275      12,222      10,905

1987     8,032       149        1,186       9,367       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Opportunities on January 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,330. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,060 for dividends and $6,422 for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Initial Class of Strategic Opportunities would have grown to $31,232, including the effect of Initial Class's maximum 3.50% sales charge.
STRATEGIC OPPORTUNITIES - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996   $ 13,633   $ 6,010   $ 11,589   $ 31,232    $ 41,499    $ 46,181    $ 14,353

1995     14,942     6,149     9,528      30,619     33,750      35,882      13,891

1994     11,228     4,172     6,668      22,068     24,531      26,244      13,548

1993     12,472     4,011     7,082      23,565     24,213      25,001      13,195

1992     11,394     3,190     4,880      19,464     21,996      21,370      12,842

1991     11,067     2,457     3,629      17,153     20,434      19,916      12,480

1990     10,549     1,772     1,546      13,867     15,660      16,018      12,109

1989     11,835     1,276     1,735      14,846     16,164      16,104      11,412

1988     9,221      591       1,352      11,164     12,275      12,222      10,905

1987     7,805      149       1,144      9,098      10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Strategic Opportunities on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Initial Class shares was $9,650.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,713. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,369 for dividends and $6,197 for capital gain distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class A of Large Cap would have grown to $____, including the effect of Class A's maximum 5.75% sales charge.
LARGE CAP - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996*         $             $                    $                    $               $             $             $


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Large Cap on February 20, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class T of Large Cap would have grown to $11,406, including the effect of Class T's maximum 3.50% sales charge.
LARGE CAP - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996*           $ 11,406     $ 0             $ 0             $ 11,406    $ 11,890    $ 12,048    $ 10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Large Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class B of Large Cap would have grown to $11,270, including the effect of Class B's maximum applicable CDSC.
LARGE CAP - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996*           $ 11,270     $ 0             $ 0             $ 11,270    $ 11,890    $ 12,048    $ 10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Large Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.
   During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class C of Large Cap would have grown to $_____, including the effect of Class C's maximum applicable CDSC.
LARGE CAP - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996*          $             $                    $                    $               $             $             $


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Large Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Large Cap would have grown to $11,860.
LARGE CAP - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996*           $ 11,860     $ 0             $ 0             $ 11,860    $ 11,890    $ 12,048    $ 10,239


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Large Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Equity Income would have grown to $____, including the effect of Class A's maximum 5.75% sales charge.
EQUITY INCOME - CLASS A          INDICES




   Period
Ended          Value of         Value of            Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial          Reinvested          Capital Gain          Value           500                         of
               $10,000          Dividend            Distributions                                                      Living
               Investment    Distributions









   1996           $            $            $            $            $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Income on December 1, 1986, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Equity Income would have grown to $33,370, including the effect of Class T's maximum 3.50% sales charge.
EQUITY INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 16,271    $ 10,544    $ 6,555    $ 33,370    $ 41,022    $ 46,321    $ 14,366

1995     14,218      8,778       5,072      28,068      32,084      35,282      13,913

1994     11,375      6,635       3,670      21,680      23,557      25,366      13,578

1993     10,591      5,912       3,417      19,920      23,313      24,318      13,207

1992     9,165       4,755       2,957      16,877      21,174      21,201      12,862

1991     7,897       3,536       2,548      13,981      17,766      18,029      12,482

1990     6,785       2,395       2,189      11,369      14,846      15,414      12,120

1989     8,745       2,135       2,480      13,360      15,382      15,676      11,404

1988     7,911       1,209       2,243      11,363      11,756      11,803      10,897

1987     7,790       457         701        8,948       9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Income on December 1, 1986, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,312. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,635 for dividends and $2,739 for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Equity Income would have grown to $34,225.
EQUITY INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 16,787    $ 10,673    $ 6,765    $ 34,225    $ 41,022    $ 46,321    $ 14,366

1995     14,697      9,010       5,244      28,951      32,084      35,282      13,913

1994     11,773      6,881       3,798      22,452      23,557      25,366      13,578

1993     10,975      6,127       3,541      20,643      23,313      24,318      13,207

1992     9,498       4,928       3,064      17,490      21,174      21,201      12,862

1991     8,183       3,665       2,640      14,488      17,766      18,029      12,482

1990     7,031       2,482       2,268      11,781      14,846      15,414      12,120

1989     9,062       2,213       2,570      13,845      15,382      15,676      11,404

1988     8,198       1,252       2,325      11,775      11,756      11,803      10,897

1987     8,072       474         726        9,272       9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Income on December 1, 1986, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,470. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,678 for dividends and $2,829 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class C of Equity Income would have grown to $____.
EQUITY INCOME - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $            $            $            $                        $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class C of Equity Income on December 1, 1986, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Equity Income would have grown to $35,662.
EQUITY INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 16,987    $ 11,818    $ 6,857    $ 35,662    $ 41,022    $ 46,321   $ 14,366

1995     14,838      9,698       5,296      29,832      32,084      35,282      13,913

1994     11,869      7,175       3,829      22,873      23,557      25,366      13,578

1993     11,027      6,244       3,557      20,828      23,313      24,318      13,207

1992     9,513       4,935       3,069      17,517      21,174      21,201      12,862

1991     8,183       3,665       2,640      14,488      17,766      18,029      12,482

1990     7,031       2,482       2,268      11,781      14,846      15,414      12,120

1989     9,062       2,213       2,570      13,845      15,382      15,676      11,404

1988     8,198       1,252       2,325      11,775      11,756      11,803      10,897

1987     8,072       474         726        9,272       9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Income on December 1, 1986, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,279. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,069 for dividends and $2,829 for capital gain distributions.
   During the period from January 6, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of Balanced would have grown to $____, including the effect of Class A's maximum 5.75% sales charge.
BALANCED - CLASS A          INDICES





   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $            $            $            $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Balanced on January 6, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the period from January 6, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of Balanced would have grown to $27,673, including the effect of Class T's maximum 3.50% sales charge.
BALANCED - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 15,508     $ 8,628         $ 3,537         $ 27,673    $ 37,782    $ 41,374    $ 14,326

1995             14,765       7,234           3,319           25,318      30,447      31,938      13,910

1994             14,157       6,136           3,182           23,475      24,080      25,598      13,529

1993             15,353       6,082           2,688           24,123      23,183      23,462      13,186

1992             13,906       4,701           1,552           20,159      20,169      19,977      12,833

1991             13,635       3,975           672             18,282      18,339      18,454      12,434

1990             10,046       2,359           495             12,900      13,736      14,187      12,081

1989             12,323       1,569           0               13,892      14,849      14,782      11,367

1988             10,683       784             0               11,467      11,747      11,572      10,878

1987*            9,110        163             0               9,273       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Balanced on January 6, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,989. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,192 for dividends and $2,162 for capital gain distributions.
During the period from January 6, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of Balanced would have grown to $28,677.
BALANCED - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 16,070     $ 8,941        $ 3,666          $ 28,677    $ 37,782    $ 41,374    $ 14,326

1995             15,300       7,496           3,440           26,236      30,447      31,938      13,910

1994             14,670       6,358           3,298           24,326      24,080      25,598      13,529

1993             15,910       6,302           2,786           24,998      23,183      23,462      13,186

1992             14,410       4,873           1,608           20,891      20,169      19,977      12,833

1991             14,130       4,119           696             18,945      18,339      18,454      12,434

1990             10,410       2,444           513             13,367      13,736      14,187      12,081

1989             12,770       1,626           0               14,396      14,849      14,782      11,367

1988             11,070       813             0               11,883      11,747      11,572      10,878

1987*            9,440        170             0               9,610       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Balanced on January 6, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,351. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,380 for dividends and $2,240 for capital gain distributions.
   During the period from January 6, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class C of Balanced would have grown to $____.
BALANCED - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996         $             $                 $                       $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Balanced on January 6, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the period from January 6, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Balanced would have grown to $28,947.
BALANCED - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 16,110     $ 9,162         $ 3,675         $ 28,947    $ 37,782    $ 41,374    $ 14,326

1995             15,400       7,597           3,462           26,459      30,447      31,938      13,910

1994             14,670       6,358           3,298           24,326      24,080      25,598      13,529

1993             15,910       6,302           2,786           24,998      23,183      23,462      13,186

1992             14,410       4,873           1,608           20,891      20,169      19,977      12,833

1991             14,130       4,119           696             18,945      18,339      18,454      12,434

1990             10,410       2,444           513             13,367      13,736      14,187      12,081

1989             12,770       1,626           0               14,396      14,849      14,782      11,367

1988             11,070       813             0               11,883      11,747      11,572      10,878

1987*            9,440        170             0               9,610       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Balanced on January 6, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,546. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,490 for dividends and $2,240 for capital gain distributions.
   During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class A of Emerging Markets Income would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
EMERGING MARKETS INCOME - CLASS A          INDICES




   Period  Value of         Value of              Reinvested            Total          S&P          DJIA          Cost
   Ended   Initial          Reinvested            Capital Gain          Value           500                         of
   Dec. 31 $10,000          Dividend              Distributions                                                      Living**
              Investment Distributions









   1996            $            $             $           $            $            $            $

   1995

   1994*


   * From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Emerging Markets Income on March 10, 1994, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class T of Emerging Markets Income would have grown to $14,854, including the effect of Class T's maximum 3.50% sales charge.
EMERGING MARKETS INCOME - CLASS T   INDICES


Period    Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   500          of
Dec. 31   $10,000      Dividend        Distributions                        Living**
          Investment   Distributions









1996     $ 11,300    $ 2,757    $ 797    $ 14,854    $ 17,029    $ 17,902    $ 10,811

1995      8,955       1,392      232      10,579      13,849      13,909     $ 10,464

1994*     9,187       463        238      9,888       10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Emerging Markets Income on March 10, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,991. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,959 for dividends and $647 for capital gain distributions.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class B of Emerging Markets Income would have grown to $14,840, including the effect of Class B's maximum applicable CDSC.
EMERGING MARKETS INCOME - CLASS B   INDICES


Period    Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   500          of
Dec. 31   $10,000      Dividend        Distributions                        Living**
          Investment   Distributions









1996     $ 11,450    $ 2,575    $ 815    $ 14,840    $ 17,029    $ 17,902    $ 10,811

1995      9,300       1,304      240      10,844      13,849      13,909      10,464

1994*     9,520       428        246      10,194      10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Emerging Markets Income on March 10, 1994, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,852. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,841 for dividends and $670 for capital gain distributions.
   During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class C of Emerging Markets Income would have grown to $____, including the effect of Class C's maximum applicable CDSC.
EMERGING MARKETS INCOME - CLASS C          INDICES




   Period Value of         Value of              Reinvested            Total          S&P          DJIA          Cost
   Ended  Initial          Reinvested            Capital Gain          Value           500                         of
   Dec.
31           $10,000    Dividend              Distributions                                                      Living**
             Investment Distributions









   1996            $            $            $            $            $            $            $

   1995

   1994*


   * From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Emerging Markets Income on March 10, 1994, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Emerging Markets Income would have grown to $15,385.
EMERGING MARKETS INCOME - INSTITUTIONAL CLASS   INDICES


Period    Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   500          of
Dec. 31   $10,000      Dividend        Distributions                        Living**
          Investment   Distributions









1996     $ 11,650    $ 2,909    $ 826    $ 15,385    $ 17,029    $ 17,902    $ 10,811

1995      9,280       1,452      241      10,973      13,849      13,909     $ 10,464

1994*     9,520       480        247      10,247      10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Emerging Markets Income on March 10, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,157. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,073 for dividends and $670 for capital gain distributions.
   During the period from January 5, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of High Yield would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
HIGH YIELD - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $            $            $            $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of High Yield on January 5, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period from January 5, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of High Yield would have grown to $34,244, including the effect of Class T's maximum 3.50% sales charge.
HIGH YIELD - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 11,879     $ 21,276        $ 1,089         $ 34,244    $ 38,666    $ 42,322    $ 14,326

1995             11,493       17,779          1,054           30,326      31,158      32,670      13,910

1994             10,827       14,538          993             26,358      24,643      26,185      13,529

1993             11,590       13,596          494             25,680      23,725      23,999      13,186

1992             10,683       10,634          0               21,317      20,640      20,435      12,833

1991             9,766        7,713           0               17,479      18,768      18,877      12,434

1990             7,865        4,649           0               12,514      14,057      14,512      12,081

1989             8,656        3,426           0               12,082      15,196      15,121      11,367

1988             9,515        2,177           0               11,692      12,022      11,837      10,878

1987*            8,772        800             0               9,572       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Yield on January 5, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $29,219. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,115 for dividends and $473 for capital gain distributions.
During the period from January 5, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of High Yield would have grown to $34,765.
HIGH YIELD - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 12,280     $ 21,359        $ 1,126         $ 34,765    $ 38,666    $ 42,322    $ 14,326

1995             11,890       18,033          1,090           31,013      31,158      32,670      13,910

1994             11,210       14,937          1,028           27,175      24,643      26,185      13,529

1993             12,010       14,089          512             26,611      23,725      23,999      13,186

1992             11,070       11,020          0               22,090      20,640      20,435      12,833

1991             10,120       7,992           0               18,112      18,768      18,877      12,434

1990             8,150        4,818           0               12,968      14,057      14,512      12,081

1989             8,970        3,550           0               12,520      15,196      15,121      11,367

1988             9,860        2,256           0               12,116      12,022      11,837      10,878

1987*            9,090        829             0               9,919       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Yield on January 5, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $29,305. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,267 for dividends and $490 for capital gain distributions.
   During the period from January 5, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class C of High Yield would have grown to $____.
HIGH YIELD - CLASS C          INDICES





   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996         $             $                  $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of High Yield on January 5, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period from January 5, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of High Yield would have grown to $35,276.
HIGH YIELD - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 12,120     $ 22,045        $ 1,111         $ 35,276    $ 38,666    $ 42,322    $ 14,326

1995             11,760       18,431          1,078           31,269      31,158      32,670      13,910

1994             11,220       15,065          1,029           27,314      24,643      26,185      13,529

1993             12,010       14,089          512             26,611      23,725      23,999      13,186

1992             11,070       11,020          0               22,090      20,640      20,435      12,833

1991             10,120       7,992           0               18,112      18,768      18,877      12,434

1990             8,150        4,818           0               12,968      14,057      14,512      12,081

1989             8,970        3,550           0               12,520      15,196      15,121      11,367

1988             9,860        2,256           0               12,116      12,022      11,837      10,878

1987*            9,090        829             0               9,919       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Yield on January 5, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $30,203. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,581 for dividends and $490 for capital gain distributions.
   During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class A of Strategic Income would have grown to $_____, including the effect of Class A's maximum 4.75% sales charge.
STRATEGIC INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Dec.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $            $            $            $            $            $

   1995                                                                                          $

   1994*


   * From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Income on October 31, 1994, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class T of Strategic Income would have grown to $13,316, including the effect of Class T's maximum 3.50% sales charge.
STRATEGIC INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 10,856     $ 1,874         $ 586           $ 13,316    $ 16,493    $ 17,246    $ 10,609

1995             10,615       941             240             11,796      13,414      13,400     $ 10,268

1994*            9,573        94              0               9,667       9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Income on October 31, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,389. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,649 for dividends and $511 for capital gain distributions.
During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class B of Strategic Income would have grown to $13,300, including the effect of Class B's maximum applicable CDSC.
STRATEGIC INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 10,960     $ 1,739         $ 601           $ 13,300    $ 16,493    $ 17,246    $ 10,609

1995             11,010       871             247             12,128      13,414      13,400     $ 10,268

1994*            9,910        84              0               9,994       9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Income on October 31, 1994, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,274. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,542 for dividends and $530 for capital gain distributions.
   During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Class C of Strategic Income would have grown to $_____, including the effect of Class C's maximum applicable CDSC.
STRATEGIC INCOME - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Dec.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996         $               $                  $                      $               $             $             $

   1995                                                                                                               $

   1994*


   * From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Strategic Income on October 31, 1994, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Strategic Income would have grown to $13,858.
STRATEGIC INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 11,300     $ 1,950         $ 608           $ 13,858    $ 16,493    $ 17,246    $ 10,609

1995             11,030       983             249             12,262      13,414      13,400     $ 10,268

1994*            9,920        97              0               10,017      9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Income on October 31, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,480. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,712 for dividends and $530 for capital gain distributions.
   During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Class A of Mortgage Securities would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
MORTGAGE SECURITIES - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions







   1997          $               $                   $                      $               $             $             $

   1996          $               $                   $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988


   Explanatory Notes: With an initial investment of $10,000 in Class A of Mortgage Securities on August 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $___. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions.
During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Class T of Mortgage Securities would have grown to $____, including the effect of Class T's maximum 3.50% sales charge.
MORTGAGE SECURITIES - CLASS T          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions








   1997         $               $                    $                      $               $             $             $

   1996         $               $                    $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988


   Explanatory Notes: With an initial investment of $10,000 in Class T of Mortgage Securities on August 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Class B of Mortgage Securities would have grown to $____.
MORTGAGE SECURITIES - CLASS B          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions







   1997         $               $                    $                      $               $             $             $

   1996         $               $                    $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988


   Explanatory Notes: With an initial investment of $10,000 in Class B of Mortgage Securities on August 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $____ for capital gain distributions. During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Mortgage Securities would have grown to $____.
MORTGAGE SECURITIES - INSTITUTIONAL CLASS          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions







   1997          $               $                   $                     $                $             $             $

   1996          $               $                   $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988


   Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mortgage Securities on August 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the 10-year period ended July 31, 1997, a hypothetical $10,000 investment in Initial Class of Mortgage Securities would have grown to $____.
MORTGAGE SECURITIES - INITIAL CLASS          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   July
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions







   1997         $               $                    $                      $               $             $             $

   1996         $               $                    $                      $               $             $             $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988


   Explanatory Notes: With an initial investment of $10,000 in Initial Class of Mortgage Securities on August 1, 1987, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions. During the period January 7, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of Government Investment would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
GOVERNMENT INVESTMENT - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $            $            $            $            $           $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Government Investment on January 7, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and ___ for capital gain distributions.
During the period January 7, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of Government Investment would have grown to $18,847, including the effect of Class T's maximum 3.50% sales charge.
GOVERNMENT INVESTMENT - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 9,158      $ 9,149         $ 540           $ 18,847    $ 37,691    $ 41,297    $ 14,326

1995             9,332        8,174           550             18,056      30,373      31,879      13,910

1994             8,646        6,557           510             15,713      24,022      25,550      13,529

1993             9,785        6,480           322             16,587      23,127      23,418      13,186

1992             9,389        5,351           0               14,740      20,120      19,940      12,833

1991             9,254        4,333           0               13,587      18,295      18,419      12,434

1990             8,830        3,231           0               12,061      13,703      14,160      12,081

1989             8,984        2,344           0               11,328      14,813      14,755      11,367

1988             8,936        1,421           0               10,357      11,719      11,551      10,878

1987*            8,878        595             0               9,473       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Government Investment on January 7, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,620. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,234 for dividends and $338 for capital gain distributions.
During the period January 7, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of Government Investment would have grown to $19,196.
GOVERNMENT INVESTMENT - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 9,490      $ 9,146         $ 560           $ 19,196    $ 37,691    $ 41,297    $ 14,326

1995             9,670        8,275           570             18,515      30,373      31,879      13,910

1994             8,950        6,737           528             16,215      24,022      25,550      13,529

1993             10,140       6,715           334             17,189      23,127      23,418      13,186

1992             9,730        5,545           0               15,275      20,120      19,940      12,833

1991             9,590        4,490           0               14,080      18,295      18,419      12,434

1990             9,150        3,349           0               12,499      13,703      14,160      12,081

1989             9,310        2,429           0               11,739      14,813      14,755      11,367

1988             9,260        1,473           0               10,733      11,719      11,551      10,878

1987*            9,200        616             0               9,816       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Government Investment on January 7, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,638. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,297 for dividends and $350 for capital gain distributions.
   During the period January 7, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class C of Government Investment would have grown to $____.
GOVERNMENT INVESTMENT - CLASS C          INDICES




   Period
Ended          Value of  Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial   Reinvested            Capital Gain          Value           500                         of
               $10,000   Dividend              Distributions                                                      Living**
              Investment Distributions







   1996         $            $                     $                      $               $            $              $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Government Investment on January 7, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period January 7, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Government Investment would have grown to $19,584.
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 9,480      $ 9,545         $ 559           $ 19,584    $ 37,691    $ 41,297    $ 14,326

1995             9,670        8,487           570             18,727      30,373      31,879      13,910

1994             8,960        6,795           528             16,283      24,022      25,550      13,529

1993             10,140       6,715           334             17,189      23,127      23,418      13,186

1992             9,730        5,545           0               15,275      20,120      19,940      12,833

1991             9,590        4,490           0               14,080      18,295      18,419      12,434

1990             9,150        3,349           0               12,499      13,703      14,160      12,081

1989             9,310        2,429           0               11,739      14,813      14,755      11,367

1988             9,260        1,473           0               10,733      11,719      11,551      10,878

1987*            9,200        616             0               9,816       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Government Investment on January 7, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,043. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,496 for dividends and $350 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Intermediate Bond would have grown to $_____, including the effect of Class A's maximum 3.75% sales charge.
INTERMEDIATE BOND - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions







   1996         $             $                      $                      $               $            $              $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Bond on December 1, 1986, assuming the 3.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Intermediate Bond would have grown to $20,406, including the effect of Class T's maximum 2.75% sales charge.
INTERMEDIATE BOND - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,180    $ 11,042    $ 184    $ 20,406    $ 41,022    $ 46,321    $ 14,366

1995     9,310      9,918       187      19,415      32,084      35,282      13,913

1994     8,877      8,369       178      17,424      23,557      25,366      13,578

1993     9,638      8,029       193      17,860      23,313      24,318      13,207

1992     9,206      6,485       185      15,876      21,174      21,201      12,862

1991     9,128      5,248       183      14,559      17,766      18,029      12,482

1990     8,773      3,895       176      12,844      14,846      15,414      12,120

1989     9,007      2,877       181      12,065      15,382      15,676      11,404

1988     8,808      1,785       177      10,770      11,756      11,803      10,897

1987     8,868      852         178      9,898       9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Bond on December 1, 1986, assuming the 2.75% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,725. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,108. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,076 for dividends and $190 for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Intermediate Bond would have grown to $20,573.
INTERMEDIATE BOND - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,422    $ 10,962    $ 189    $ 20,573    $ 41,022    $ 46,321    $ 14,366

1995     9,564      9,965       192      19,721      32,084      35,282      13,913

1994     9,119      8,526       183      17,828      23,557      25,366      13,578

1993     9,911      8,255       199      18,365      23,313      24,318      13,207

1992     9,466      6,668       190      16,324      21,174      21,201      12,862

1991     9,386      5,396       188      14,970      17,766      18,029      12,482

1990     9,021      4,006       181      13,208      14,846      15,414      12,120

1989     9,262      2,958       186      12,406      15,382      15,676      11,404

1988     9,057      1,835       182      11,074      11,756      11,803      10,897

1987     9,119      876         183      10,178      9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Bond on December 1, 1986, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,051. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,107 for dividends and $196 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class C of Intermediate Bond would have grown to $____.
INTERMEDIATE BOND - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $           $            $            $            $            $           $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class C of Intermediate Bond on December 1, 1986, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Intermediate Bond would have grown to $21,333.
INTERMEDIATE BOND - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,448    $ 11,695    $ 190    $ 21,333    $ 41,022    $ 46,321    $ 14,366

1995     9,582      10,466      192      20,240      32,084      35,282      13,913

1994     9,137      8,795       183      18,115      23,557      25,366      13,578

1993     9,929      8,375       199      18,503      23,313      24,318      13,207

1992     9,466      6,694       190      16,350      21,174      21,201      12,862

1991     9,386      5,396       188      14,970      17,766      18,029      12,482

1990     9,021      4,006       181      13,208      14,846      15,414      12,120

1989     9,262      2,958       186      12,406      15,382      15,676      11,404

1988     9,057      1,835       182      11,074      11,756      11,803      10,897

1987     9,119      876         183      10,178      9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Bond on December 1, 1986, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,758. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $7,427 for dividends and $196 for capital gain distributions.
   During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of Short Fixed-Income would have grown to $18,478, including the effect of Class A's maximum 1.50% sales charge.
SHORT FIXED-INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions











   1996         $ 9,229         $ 9,249         $ 0         $ 18,478           $ 29,378           $ 31,156           $ 13,765

   1995          9,328           8,221           0           17,549             23,674             24,051             13,365

   1994          9,338           7,210           0           16,548             18,723             19,276             13,000

   1993          9,939           6,646           0           16,585             18,026             17,668             12,670

   1992          9,801           5,397           0           15,198             15,682             15,043             12,330

   1991          9,722           4,165           0           13,887             14,260             13,896             11,948

   1990          9,476           2,902           0           12,378             10,681             10,683             11,609

   1989          9,801           1,921           0           11,722             11,545             11,132             10,922

   1988          9,791           974             0           10,765             9,134              8,714              10,452

   1987*         9,909           100             0           10,009             7,956              7,800              10,026


   *  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,628. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,712 for dividends and $0 for capital gain distributions.
During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of Short Fixed-Income would have grown to $18,507, including the effect of Class T's maximum 1.50% sales charge.
SHORT FIXED-INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 9,239    $ 9,268    $ 0    $ 18,507    $ 29,378    $ 31,156    $ 13,765

1995      9,328      8,221      0      17,549      23,674      24,051      13,365

1994      9,338      7,210      0      16,548      18,723      19,276      13,000

1993      9,939      6,646      0      16,585      18,026      17,668      12,670

1992      9,801      5,397      0      15,198      15,682      15,043      12,330

1991      9,722      4,165      0      13,887      14,260      13,896      11,948

1990      9,476      2,902      0      12,378      10,681      10,683      11,609

1989      9,801      1,921      0      11,722      11,545      11,132      10,922

1988      9,791      974        0      10,765      9,134       8,714       10,452

1987*     9,909      100        0      10,009      7,956       7,800       10,026


*  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,638. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,716 for dividends and $0 for capital gain distributions.
   During the 10-year period from September 16, 1987 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class C of Short-Fixed Income would have grown to $____.
SHORT-FIXED INCOME - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $           $            $            $            $            $           $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   *  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of Short-Fixed Income on September 16, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Short Fixed-Income would have grown to $18,794.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 9,370    $ 9,424    $ 0    $ 18,794    $ 29,378    $ 31,156    $ 13,765

1995      9,470      8,352      0      17,822      23,674      24,051      13,365

1994      9,480      7,320      0      16,800      18,723      19,276      13,000

1993      10,090     6,748      0      16,838      18,026      17,668      12,670

1992      9,950      5,479      0      15,429      15,682      15,043      12,330

1991      9,870      4,228      0      14,098      14,260      13,896      11,948

1990      9,620      2,946      0      12,566      10,681      10,683      11,609

1989      9,950      1,951      0      11,901      11,545      11,132      10,922

1988      9,940      989        0      10,929      9,134       8,714       10,452

1987*     10,060     101        0      10,161      7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short Fixed-Income on September 16, 1987, the net amount invested Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,810. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,831 for dividends and $0 for capital gain distributions.
   During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of High Income Municipal would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
HIGH INCOME MUNICIPAL - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $            $            $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of High Income Municipal on September 16, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $___. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $364 for capital gain distributions.
During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of High Income Municipal would have grown to $21,439, including the effect of Class T's maximum 3.50% sales charge.
HIGH INCOME MUNICIPAL - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 11,348    $ 9,589    $ 502    $ 21,439    $ 29,378    $ 31,156    $ 13,765

1995      11,464      8,509      508      20,481      23,674      24,051      13,365

1994      10,827      6,899      479      18,205      18,723      19,276      13,000

1993      12,275      6,663      435      19,373      18,026      17,668      12,670

1992      11,242      5,111      355      16,708      15,682      15,043      12,330

1991      11,011      3,954      334      15,299      14,260      13,896      11,948

1990      10,490      2,757      170      13,417      10,681      10,683      11,609

1989      10,441      1,782      55       12,278      11,545      11,132      10,922

1988      10,094      864        0        10,958      9,134       8,714       10,452

1987*     9,506       88         0        9,594       7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Income Municipal on September 16, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,732. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,553 for dividends and $367 for capital gain distributions.
During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of High Income Municipal would have grown to $21,777.
HIGH INCOME MUNICIPAL - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 11,740    $ 9,517    $ 520   $ 21,777    $ 29,378    $ 31,156    $ 13,765

1995      11,860      8,560      525      20,945     23,674      24,051      13,365

1994      11,210      7,066      496      18,772     18,723      19,276      13,000

1993      12,720      6,905      450      20,075     18,026      17,668      12,670

1992      11,650      5,296      368      17,314     15,682      15,043      12,330

1991      11,410      4,097      347      15,854     14,260      13,896      11,948

1990      10,870      2,858      176      13,904     10,681      10,683      11,609

1989      10,820      1,846      57       12,723     11,545      11,132      10,922

1988      10,460      895        0        11,355     9,134       8,714       10,452

1987*     9,850       92         0        9,942      7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Income Municipal on September 16, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,683. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,575 for dividends and $380 for capital gain distributions.
   During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class C of High Income Municipal would have grown to $_____.
HIGH INCOME MUNICIPAL - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $           $           $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987*


   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of High Income Municipal on September 16, 1987, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the period September 16, 1987 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of High Income Municipal would have grown to $22,173.
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 11,720    $ 9,934    $ 519    $ 22,173    $ 29,378    $ 31,156    $ 13,765

1995      11,880      8,831      526      21,237      23,674      24,051      13,365

1994      11,220      7,148      497      18,865      18,723      19,276      13,000

1993      12,720      6,905      450      20,075      18,026      17,668      12,670

1992      11,650      5,296      368      17,314      15,682      15,043      12,330

1991      11,410      4,097      347      15,854      14,260      13,896      11,948

1990      10,870      2,858      176      13,904      10,681      10,683      11,609

1989      10,820      1,846      57       12,723      11,545      11,132      10,922

1988      10,460      895        0        11,355      9,134       8,714       10,452

1987*     9,850       92         0        9,942       7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Income Municipal on September 16, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,116. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,807 for dividends and $380 for capital gain distributions.
   During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class A of Municipal Bond would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
MUNICIPAL BOND - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Dec.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $            $            $           $            $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class A of Municipal Bond on January 1, 1987, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class T of Municipal Bond would have grown to $19,364, including the effect of Class T's maximum 3.50% sales charge.
MUNICIPAL BOND - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,545    $ 8,336    $ 1,483    $ 19,364    $ 41,499    $ 46,181    $ 14,353

1995     9,638      7,506      1,496      18,640      33,750      35,882      13,891

1994     8,589      5,862      1,325      15,776      24,531      26,244      13,548

1993     10,128     5,893      1,219      17,240      24,213      25,001      13,195

1992     9,906      4,895      432        15,233      21,996      21,370      12,842

1991     9,871      3,999      115        13,985      20,434      19,916      12,480

1990     9,475      3,021      0          12,496      15,660      16,018      12,109

1989     9,475      2,214      0          11,689      16,164      16,104      11,412

1988     9,265      1,403      0          10,668      12,275      12,222      10,905

1987     8,857      642        0          9,499       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Class T of Municipal Bond on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,787. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,808 for dividends and $938 for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class B of Municipal Bond would have grown to $20,005.
MUNICIPAL BOND - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,981    $ 8,577    $ 1,537     $20,005    $ 41,499    $ 46,181    $ 14,353

1995     9,988      7,778      1,550      19,316      33,750      35,882      13,891

1994     8,901      6,074      1,373      16,348      24,531      26,244      13,548

1993     10,495     6,107      1,263      17,865      24,213      25,001      13,195

1992     10,266     5,073      447        15,786      21,996      21,370      12,842

1991     10,229     4,144      119        14,492      20,434      19,916      12,480

1990     9,819      3,130      0          12,949      15,660      16,018      12,109

1989     9,819      2,293      0          12,112      16,164      16,104      11,412

1988     9,601      1,454      0          11,055      12,275      12,222      10,905

1987     9,179      665        0          9,844       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Class B of Municipal Bond on January 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,082. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,989 for dividends and $972 for capital gain distributions. During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Municipal Bond would have grown to $20,094.
MUNICIPAL BOND - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,891    $ 8,666    $ 1,537    $ 20,094    $ 41,499    $ 46,181    $ 14,353

1995     9,988      7,778      1,550      19,316      33,750      35,882      13,891

1994     8,901      6,074      1,373      16,348      24,531      26,244      13,548

1993     10,495     6,107      1,263      17,865      24,213      25,001      13,195

1992     10,266     5,073      447        15,786      21,996      21,370      12,842

1991     10,229     4,144      119        14,492      20,434      19,916      12,480

1990     9,819      3,130      0          12,949      15,660      16,018      12,109

1989     9,819      2,294      0          12,113      16,164      16,104      11,412

1988     9,601      1,454      0          11,055      12,275      12,222      10,905

1987     9,179      665        0          9,844       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Municipal Bond on January 1, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,170. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,032 for dividends and $972 for capital gain distributions. During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Initial Class of Municipal Bond would have grown to $20,111.
MUNICIPAL BOND - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,891    $ 8,683    $ 1,537    $ 20,111    $ 41,499    $ 46,181    $ 14,353

1995     9,988      7,778      1,550      19,316      33,750      35,882      13,891

1994     8,901      6,074      1,373      16,348      24,531      26,244      13,548

1993     10,495     6,107      1,263      17,865      24,213      25,001      13,195

1992     10,266     5,073      447        15,786      21,996      21,370      12,842

1991     10,229     4,144      119        14,492      20,434      19,916      12,480

1990     9,819      3,131      0          12,950      15,660      16,018      12,109

1989     9,819      2,293      0          12,112      16,164      16,104      11,412

1988     9,601      1,454      0          11,055      12,275      12,222      10,905

1987     9,179      665        0          9,844       10,526      10,543      10,443


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Municipal Bond on January 1, 1987, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,188. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,041 for dividends and $972 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Intermediate Municipal Income would have grown to $____, including the effect of Class A's maximum 3.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $            $            $            $                        $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Municipal Income on December 1, 1986, assuming the 3.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $____ for dividends and $___ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Intermediate Municipal Income would have grown to $17,641, including the effect of Class T's maximum 2.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,212    $ 7,171    $ 1,258    $ 17,641    $ 41,022    $ 46,321    $ 14,366

1995     9,185      6,379      1,255      16,819      32,084      35,282      13,913

1994     8,318      5,109      1,136      14,563      23,557      25,366      13,578

1993     9,256      4,966      1,235      15,457      23,313      24,318      13,207

1992     9,805      4,480      63         14,348      21,174      21,201      12,862

1991     9,557      3,552      61         13,170      17,766      18,029      12,482

1990     9,415      2,701      61         12,177      14,766      15,414      12,120

1989     9,389      1,928      60         11,377      15,382      15,676      11,404

1988     9,309      1,214      60         10,583      11,756      11,803      10,897

1987     9,185      576        59         9,820       9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Municipal Income on December 1, 1986, assuming the 2.75% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,725. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,436. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,195 for dividends and $858 for capital gain distributions. During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Intermediate Municipal Income would have grown to $17,814.
INTERMEDIATE MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,472    $ 7,048    $ 1,294    $ 17,814    $ 41,022    $ 46,321    $ 14,366

1995     9,445      6,360      1,290      17,095      32,084      35,282      13,913

1994     8,553      5,195      1,169      14,917      23,557      25,366      13,578

1993     9,518      5,108      1,270      15,896      23,313      24,318      13,207

1992     10,082     4,609      65         14,756      21,174      21,201      12,862

1991     9,827      3,653      63         13,543      17,766      18,029      12,482

1990     9,682      2,778      62         12,522      14,846      15,414      12,120

1989     9,654      1,982      62         11,698      15,382      15,676      11,404

1988     9,572      1,248      62         10,882      11,756      11,803      10,897

1987     9,445      591        61         10,097      9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Municipal Income on December 1, 1986, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,360. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,176 for dividends and $883 for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class C of Intermediate Municipal Income would have grown to $____.
INTERMEDIATE MUNICIPAL INCOME - CLASS C          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Nov.
30             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living
               Investment Distributions









   1996           $            $            $            $            $            $            $

   1995

   1994

   1993

   1992

   1991

   1990

   1989

   1988

   1987


   Explanatory Notes: With an initial investment of $10,000 in Class C of Intermediate Municipal Income on December 1, 1986, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $___ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Intermediate Municipal Income would have grown to $18,339.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









1996    $ 9,472    $ 7,572    $ 1,295    $ 18,339    $ 41,022    $ 46,321    $ 14,366

1995     9,427      6,691      1,288      17,406      32,084      35,282      13,913

1994     8,562      5,347      1,170      15,079      23,557      25,366      13,578

1993     9,518      5,156      1,271      15,945      23,313      24,318      13,207

1992     10,082     4,615      65         14,762      21,174      21,201      12,862

1991     9,827      3,653      63         13,543      17,766      18,029      12,482

1990     9,682      2,778      62         12,522      14,846      15,414      12,120

1989     9,654      1,982      62         11,698      15,382      15,676      11,404

1988     9,572      1,248      62         10,882      11,756      11,803      10,897

1987     9,445      591        61         10,097      9,532       9,874       10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Municipal Income on December 1, 1986, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,870. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,444 for dividends and $883 for capital gain distributions.
During the period March 16, 1994 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class A of Short-Intermediate Municipal Income would have grown to $11,240, including the effect of Class A's maximum 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 10,057    $ 1,151    $ 32    $ 11,240    $ 17,368    $ 18,085    $ 10,774

1995      10,086      717        0       10,803      13,583      13,775      10,435

1994*     9,623       254        0       9,877       9,916       9,904       10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,167. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,075 for dividends and $30 for capital gain distributions. During the period March 16, 1994 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Class T of Short-Intermediate Municipal Income would have grown to $11,242, including the effect of Class T's maximum 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 10,057    $ 1,153    $ 32    $ 11,242    $ 17,368    $ 18,085    $ 10,774

1995      10,086      717        0       10,803      13,583      13,775      10,435

1994*     9,623       254        0       9,877       9,916       9,904       10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,169. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,077 for dividends and $30 for capital gain distributions. During the period March 16, 1994 (commencement of operations of the fund) to November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Short-Intermediate Municipal Income would have grown to $11,422.
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 10,210    $ 1,180    $ 32    $ 11,422    $ 17,368    $ 18,085    $ 10,774

1995      10,230      733        0       10,963      13,583      13,775      10,435

1994*     9,770       257        0       10,027      9,916       9,904       10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short-Intermediate Municipal Income on March 16, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,196. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,102 for dividends and $30 for capital gain distributions.
   During the period August 21, 1995 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of New York Municipal Income would have grown to $____, including the effect of Class A's maximum 4.75% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions









   1996            $            $            $            $            $            $           $

   1995*


   * From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of New York Municipal Income on August 21, 1995, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $_____ for dividends and $__ for capital gain distributions.
During the period August 21, 1995 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of New York Municipal Income would have grown to $10,639, including the effect of Class T's maximum 3.50% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $ 10,113     $ 526           $ 0             $ 10,639    $ 12,961    $ 13,403    $ 10,353

1995*            10,036       82              0               10,118      10,445      10,346      10,052


* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of New York Municipal Income on August 21, 1995, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,522. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $510 for dividends and $0 for capital gain distributions.
During the period August 21, 1995 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of New York Municipal Income would have grown to $10,532, including the effect of Class B's maximum applicable CDSC.
NEW YORK MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 10,070    $ 462    $ 0    $ 10,532    $ 12,961    $ 13,403    $ 10,353

1995*     10,390      75       0      10,465      10,445      10,346      10,052


* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of New York Municipal Income on August 21, 1995, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,459. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $450 for dividends and $0 for capital gain distributions.
During the period August 21, 1995 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of New York Municipal Income would have grown to $11,051.
NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS    INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions









1996     $ 10,470    $ 581    $ 0    $ 11,051    $ 12,961    $ 13,403    $ 10,353

1995*     10,400      96       0      10,496      10,445      10,346      10,052


* From August 21, 1995 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of New York Municipal Income on August 21, 1995, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,577. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $563 for dividends and $0 for capital gain distributions.
   During the period February 20, 1996 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class A of California Municipal Income would have been $____, including the effect of Class A's maximum 4.75% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS A          INDICES




   Period
Ended          Value of   Value of              Reinvested            Total          S&P          DJIA          Cost
   Oct.
31             Initial    Reinvested            Capital Gain          Value           500                         of
               $10,000    Dividend              Distributions                                                      Living**
               Investment Distributions







   1996*          $            $                   $                      $               $             $             $


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of California Municipal Income on February 20, 1996, assuming the 4.75% maximum sales charge had been in effect, the net amount invested in Class A shares was $____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $___ for dividends and $___ for capital gain distributions. During the period February 20, 1996 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class T of California Municipal Income would have been $9,842, including the effect of Class T's maximum 3.50% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value      500                     of
               $10,000      Dividend        Distributions                                      Living**
               Investment   Distributions







1996*           $ 9,582      $ 260           $ 0             $ 9,842    $ 11,054    $ 11,119    $ 10,219


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of California Municipal Income on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,255. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $252 for dividends and $0 for capital gain distributions. During the period February 20, 1996 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Class B of California Municipal Income would have been $9,635, including the effect of Class B's maximum applicable CDSC.
CALIFORNIA MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value      500                     of
               $10,000      Dividend        Distributions                                      Living**
               Investment   Distributions







1996*           $ 9,400      $ 235           $ 0             $ 9,635    $ 11,054    $ 11,119    $ 10,219


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of California Municipal Income on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,231. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $229 for dividends and $0 for capital gain distributions. During the period February 20, 1996 (commencement of operations of the fund) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of California Municipal Income would have grown to $10,227.
CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996*           $ 9,910      $ 316           $ 0             $ 10,227    $ 11,054    $ 11,119    $ 10,219


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of California Municipal Income on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,311. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $307 for dividends and $0 for capital gain distributions.
The yield for the S&P 500 for the year ended December 31, 1996 was 2.01%, calculated by dividing the dollar value of dividends paid by the S&P 500 stocks during the period by the average value of the S&P 500 on December 31, 1996. The S&P 500 yield is calculated differently from each class's yield. For example, a class's yield calculation treats dividends as accrued in anticipation of payment, rather than recording them when paid. INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL STOCK MARKET RETURN. The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International
(MSCI) Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Market database, and the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices. MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from $5,080.3 ($8621.7 including the US) billion in 1995 to $5,749.4 ($10,078.9 including the US) billion in 1996.
The following table measures the indexed market capitalization of certain countries according to the MSCI indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia    $ 163.6   Japan                 $ 1944.0

Austria      $ 22.9    Netherlands           $ 248.1

Belgium      $ 66.2    Norway                $ 26.2

Canada       $ 250.8   Singapore/Malaysia    $ 213.6

Denmark      $ 47.2    Spain                 $ 108.4

France       $ 372.2   Sweden                $ 134.0

Germany      $ 401.6   Switzerland           $ 325.4

Hong Kong    $ 200.6   United Kingdom        $ 1002.8

Italy        $ 147.0   United States         $ 4329.4

The following table measures the total market capitalization of certain Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina                                     $ 24,980.3

Brazil                                        $ 89,501.4

Chile                                         $ 38,528.7

Colombia                                      $ 9,277.4

Mexico                                        $ 72,037.8

Venezuela                                     $ 5,384.5

Total Latin America                           $ 239,710.1

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS
Australia     16.9%   Japan                  -0.8%

Austria       -0.5%   Netherlands            26.2%

Belgium       16.3%   Norway                 15.4%

Canada        29.9%   Singapore/Malaysia     -3.1/26.8%

Denmark       16.8%   Spain                  32.1%

France        18.2%   Sweden                 28.9%

Germany       12.5%   Switzerland            8.9%

Hong Kong     28.0%   United Kingdom         20.3%

Italy         7.8%    United States          23.8%

STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN LOCAL CURRENCY
Australia     12.1%   Japan                  10.3%

Austria       6.9%    Netherlands            35.5%

Belgium       25.2%   Norway                 18.1%

Canada        29.6%   Singapore/Malaysia     -3.5/26.0%

Denmark       24.2%   Spain                  37.8%

France        23.4%   Sweden                 27.4%

Germany       20.8%   Switzerland            20.6%

Hong Kong     28.0%   United Kingdom         16.6%

Italy         2.5%    United States          23.8%


The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
STOCK MARKET PERFORMANCE

                 FIVE YEARS ENDED OCTOBER 31, 1996   TEN YEARS ENDED OCTOBER 31, 1996

Germany            11.98%                              8.73%

Hong Kong          26.94%                              22.25%

Japan              0.58%                               5.35%

Spain              8.15%                               11.16%

United Kingdom     11.50%                              15.03%

United States      14.98%                              13.73%


PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank bond funds based on yield. In addition to mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each of TechnoQuant Growth, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
   Each of International Capital Appreciation Fund and Overseas may compare their performance to that of the Morgan Stanley Capital International Europe, Australsia, Far East Index, a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.
Mid-Cap may compare its performance to that of the Standard & Poor's MidCap 400 Index, a widely recognized, unmanaged index of 400 medium-capitalization stocks.
Balanced may compare its performance to that of the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans. Emerging Markets Income may compare its performance to that of the J.P. Morgan Emerging Markets Bond Index Plus, a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Each of High Yield and Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master Index, a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
Mortgage Securities may compare its performance to that of the Salomon Brothers Mortgage Index, a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae and FHLMC balloon mortgages with fixed-rate coupons. For mortgage issues, the entry and exit amounts are $1 billion public amount outstanding.
Government Investment may compare its performance to that of the Salomon Brothers Treasury/Agency Index, a market capitalization weighted index of U.S. Treasury and U.S. Government agency securities with fixed-rate coupons and weighted average lives of at least one year. For U.S. Treasury issues, the entry and exit amounts are $1 billion public amount outstanding. For U.S. Government agency issues, the entry and exit amounts are $100 million and $75 million, respectively.
Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Each class of the municipal funds may compare its performance to that of the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. In addition, High Income Municipal may compare its performance to that of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index, a total return performance benchmark for both investment-grade and non-investment grade municipal bonds. The Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index has a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%. The Lehman Brothers Non-Investment Grade Municipal Bond Index includes municipal bonds with maturities of at least one year that have a maximum credit rating of BA1 or are unrated. Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. Short-Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-5 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. New York Municipal Income may compare its performance to that of the Lehman Brothers New York 4 Plus Year Municipal Bond Index, a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. California Municipal Income may compare its performance to that of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The classes may also compare performance to that of other compilations or indices that may be developed and made available in the future.
Each class of a bond fund may compare its performance or the performance of securities in which that bond fund may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Taxable (Emerging Markets Income, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Yield, and Short-Fixed Income), which is reported in IBC's MONEY FUND REPORT(trademark), covers over 810 taxable money market funds. IBC's MONEY FUND REPORT AVERAGES(trademark)/Municipal (High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income), which is reported in IBC's MONEY FUND REPORT(trademark), covers over 410 municipal money market funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invest in longer-term instruments and their share prices change daily in response to a variety of factors.
A municipal fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
Each fund may present its fund number, QuotronTM number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of December 31, 1996, FMR advised over $28 billion in tax-free fund assets, $96 billion in money market fund assets, $303 billion in equity fund assets, $61 billion in international fund assets, and $25 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
       CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
2. to shares purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. to shares purchased by an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
CLASS T SHARES ONLY
P   ursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's front-end sales charge in connection with a fund's merger
with or acquisition of any investment company or trust.     In addition,
FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 of plan assets invested in Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has signed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Initial Class's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Initial Class's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption (1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities;
11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity IRA, the Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
The fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.
A sales load waiver form must accompany these transactions.
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
FOR CLASS A AND CLASS T SHARES ONLY
   FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS A, CLASS T, CLASS B, AND CLASS C SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in
Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held
(i) Fidelity Advisor fund Class A, Class T, Class B and Class C shares,
(ii) Advisor B Class and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been
invested at one time.    Purchases of Class B and Class C shares during the
13-month period also will count toward the completion of the Letter. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform Fidelity that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES ONLY FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B, Class C or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B or Class C shares worth $10,000 or more you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, Class C, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, Initial Class shares of Strategic Opportunities, Mortgage Securities, and Municipal Bond will not process wire purchases and redemptions on days when the Federal Reserve System is closed.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to a fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of a fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds that may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of a fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distributions to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund.
Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each of its shareholders a notice in January describing the tax status of dividends and capital gain distributions, if any, for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   Each municipal fund purchases securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of The Tax Reform Act of 1986, interest on certain "private activity" securities (referred to as "qualified bonds" in the Internal Revenue Code) is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal income tax, and New York Municipal Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund are federally taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased at a discount after April 30, 1993 are not considered income for the purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal income tax, and New York Municipal Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state personal income tax.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
NEW YORK TAX MATTERS. It is not expected that New York Municipal Income will incur New York income or franchise tax liability. In addition, New York personal income tax law also provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations which are exempt from tax under New York law are excludable from gross income.
CALIFORNIA TAX MATTERS. As long as California Municipal Income continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by a fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
As of October 31, 1996, Overseas hereby designates approximately $7,260,000 as a capital gain dividend for the purpose of the dividend-paid deduction. As of November 30, 1996, Mid Cap hereby designates approximately $94,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of November 30, 1996, Equity Growth hereby designates approximately $26,024,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Growth Opportunities hereby designates approximately $71,976,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of December 31, 1996, Strategic Opportunities hereby designates approximately $19,489,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of November 30, 1996, Equity Income hereby designates approximately $15,681,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Balanced hereby designates approximately $11,566,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of December 31, 1996, Emerging Markets Income hereby designates approximately $78,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of December 31, 1996, Strategic Income hereby designates approximately $369,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Government Investment had a capital loss carryforward aggregating approximately $5,958,000. This loss carryforward, of which $3,262,000 and $2,696,000 will expire on October 31, 2002 and 2004, respectively, is available to offset future capital gains.
As of November 30, 1996, Intermediate Bond had a capital loss carryforward aggregating approximately $13,667,000. This loss carryforward, of which $2,841,000, $1,035,000, $134,000, and $9,657,000 will expire on November
30, 1998, 1999, 2002, and 2004, respectively, is available to offset future capital gains.
As of July 31, 1997, Mortgage Securities hereby designates approximately $_____ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Short Fixed-Income had a capital loss carryforward aggregating approximately $40,265,000. This loss carryforward, of which $128,000, $63,000, $286,000, $38,000, $336,000, $17,692,000, $19,457,000
and $2,265,000 will expire on October 31, 1997, 1998, 1999, 2000, 2001,
2002, 2003, and 2004, respectively, is available to offset future capital gains.
As of October 31, 1996, High Income Municipal had a capital loss carryforward aggregating approximately $16,952,000. This loss carryforward, of which $3,173,000, $7,511,000 and 6,268,000 will expire on October 31,
2002, 2003, and 2004, respectively, is available to offset future capital gains.
As of December 31, 1996, Municipal Bond had a capital loss carryforward aggregating approximately $19,626,000. This loss carryforward, all of which will expire on December 31, 2003, is available to offset future capital gains.
As of November 30, 1996, Intermediate Municipal Income had a capital loss carryforward aggregating approximately $426,000. This loss carryforward, all of which will expire on November 30, 2003, is available to offset future capital gains.
As of November 30, 1996, Short-Intermediate Municipal Bond hereby designates approximately $31,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, California Municipal Income had a capital loss carryforward aggregating approximately $4,000. This loss carryforward, all of which will expire on October 31, 2004, is available to offset future capital gains.
STATE AND LOCAL TAXES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities, whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees, Members of the Advisory Board and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the
address of FMR. The business address of all the     other Trustees and
Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President and Chief Executive Officer of the Fidelity Institutional Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Co.
RALPH F. COX (65), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida. DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (68), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. MARVIN L. MANN (64), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (63), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT LAWRENCE (44), is Vice President of TechnoQuant Growth, Emerging Markets Income, High Yield, and Strategic Income (1997), and other funds advised by FMR, and Senior Vice President (1993). Prior to joining FMR, Mr. Lawrence was Managing Director of the High Yield Department for Citicorp (1984-1991).
FRED L. HENNING, JR. (59), Vice President, is Vice President of Fidelity's fixed-income funds (1995) and Senior Vice President of FMR (1995).
JOHN H. CARLSON (47), is Vice President of Emerging Markets Income (1996) and Strategic Income (1996), and other funds advised by FMR, and an employee of FMR.
   DWIGHT CHURCHILL (43), is Vice President of Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income (1997), and other funds advised by FMR. He joined Fidelity in 1993.
BETTINA E. DOULTON (32), is Vice President of Balanced (1996), and other funds advised by FMR, and an employee of FMR.
   MARGARET L. EAGLE (47), is President of High Yield and Strategic Income
(1997), and an employee of FMR.
GEORGE A. FISCHER (36), is Vice President of High Income Municipal (1997) and Municipal Bond (1997), and other funds advised by FMR, and an employee of FMR.
   KEVIN E. GRANT (36), is Vice President of Balanced (1996) and Intermediate Bond (1996), and other funds advised by FMR, and an employee of FMR.
CURTIS HOLLINGSWORTH (39), is Vice President of Government Investment
(1997) and Strategic Income (1997), and other fund's advised by FMR, and an employee of FMR.
HARRIS LEVITON (35), is Vice President of Strategic Opportunities (1996) and an employee of FMR.
   ABIGAIL JOHNSON (36), is Vice President of Equity Growth, Growth Opportunities, Large Cap, Mid Cap, and Strategic Opportunities (1997), and other funds advised by FMR, and is a director of FMR Corp. Previously she managed a number of Fidelity funds.
NORMAN U. LIND (40), is Vice President of New York Municipal Income (1995), Short-Intermediate Municipal Income (1995), and other funds advised by FMR, and an employee of FMR.
RICHARD R. MACE Jr. (34), is Vice President of Overseas (1996), and other funds advised by FMR, and an employee of FMR.
DAVID L. MURPHY (49), is Vice President of Intermediate Municipal Income
(1996), and other funds advised by FMR, and an employee of FMR.
JONATHAN D. SHORT (34), is Vice President of California Municipal Income
(1997), and other funds advised by FMR, and an employee of FMR.
RICHARD A. SPILLANE, JR. (46), is Vice President of Balanced, Equity Income, Growth & Income, and Overseas (1997), and other funds advised by FMR, and is a Senior Vice President of FMR (1997).
THOMAS M. SPRAGUE (39), is Vice President of Large Cap (1997), and another fund advised by FMR, and an employee of FMR.
BETH TERRANA (39), is Vice President of Growth & Income (1997), and other funds advised by FMR, and an employee of FMR.
JENNIFER S. UHRIG (36), is Vice President of Equity Growth (1997), and other funds advised by FMR, and an employee of FMR.
GEORGE A. VANDERHEIDEN (50), is Vice President of Growth Opportunities, and other funds advised by FMR, and an employee of FMR.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
ROBERT H. MORRISON (57), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds
(1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of Mortgage Securities Fund for his or her services for the fiscal year ended in July 31, 1997, or calendar year ended December 31, 1996, as applicable.
COMPENSATION TABLE


Aggregate    J. Gary  Ralph   Phyllis Richard Robert  Edward   E.      Donald  Peter   William Gerald  Edward  Marvin Robeert Thomas
Compensation Burkhead F.      Burke   J.Flynn M.      C. John- Bradley J.      S.      O.      C.      H.      L.     C.      R.
from a FundA (double  Cox     Davis   (double Gates   son 3d   Jones   Kirk    Lynch   McCoy   McDono  Malone  Mann   Pozen Williams
             dagger)                  dagger) (double (double                  (double (double ugh     (double       (dagger)
                                      (double dagger) dagger)                  dagger) dagger)         dagger)
                                      dagger)                                          (double         (double
                                                                                       dagger)          dagger)
                                                                                       (double
                                                                                       dagger)

   Mortgage
   Securities*, B


   * Fiscal year ended July 31.
(double dagger) Interested trustees of the fund and Mr. Burkhead are compensated by FMR.
(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of Fidelity Income Fund. Mr. McCoy was appointed to the Board of Trustees of Income Fund effective January 1, 1997.
(double dagger)(double dagger)(double dagger)(double dagger)Mr. Gates was appointed to the Board of Trustees of Income Fund effective March 1, 1997. + Estimated
++ Information is as of December 31, 1996 for 235 funds in the complex.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $__, Phyllis Burke Davis, $__, Richard J. Flynn, $ __, Robert M. Gates $__, E. Bradley Jones, $__, Donald J. Kirk, $__, William O. McCoy, $__, Gerald C. McDonough, $__, Edward H. Malone, $__, Marvin L. Mann, $__, and Thomas R. Williams, $__.
C For the fiscal period ended in 1996, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows:
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1996, or calendar year ended December 31, 1996, as applicable.
COMPENSATION TABLE



Aggregate    J. Gary  Ralph   Phyllis Richard Edward   E.      Donald  Peter   William Gerald  Edward  Marvin Robeert Thomas
Compensation Burkhead F.      Burke   J.Flynn C. John- Bradley J.      S.      O.      C.      H.      L.     C.      R.
from a FundA (double  Cox     Davis   (double son 3d   Jones   Kirk    Lynch   McCoy   McDono  Malone  Mann   Pozen Williams
             dagger)                  dagger) (double                  (double (double ugh     (double
                                      (double dagger)                  dagger) dagger)         dagger)
                                      dagger)                                  (double         (double
                                                                               dagger)         dagger)
                                                                               (double
                                                                               dagger)
Techno      $ 0       $ 20    $ 20    $ 0     $ 0      $ 20    $ 20     $ 0    $ 20    $ 26    $ 0      $ 20  $       $ 20
Quant
Growth
**,+

Oversea      0        322     310     394     0        313     316      0      156      314    315       315            317
s*, B

MidCap       0        44      43      57      0        43      44       0      43       45     43        43             42
**, +

Equity       0        1,269   1,220   1,554   0       1,232   1,247     0      743      1,239  1,240     1,240         1,235
Growth
**, C, P

Growth       0        4,268   4,105   5,221   0       4,147   4,197     0      2,051     4,159  4,173    4,173         4,203
Opportu
nities*,
D, P

Strategi     0        259     253     315     0       253     256       0      156        256   256      253           256
c
Opportu
nities**
*, E

Large        0        7       7       9       0       7       7         0       7         7      7       7             7
Cap**,
+

Growth       0        92      92      0       0       92      92        0       92        114    0       92            92
&
Income
**, +

Equity       0        679     650     827     0       656    664         0      396       660    664     664           658
Income
**, F, P

Balance      0        1,183   1,157   1,460   0      1,172   1,182       0      492       1,165  1,160   1,160          1,179
d*, G, P

Emergi       0        21      20      27      0       20       21        0      15         21    21       21             21
ng
Markets
Income
***

High         0        594     561     715     0       567      574      0      283         569   571     571             575
Yield*,
H, P

Strategi     0        33      32      42      0       32       33       0      23          33    33      32             32
c
Income
***

Govern       0        95      91      113     0       92       93       0      43          92    93      93             93
ment
Investm
ent*, I

Interme      0        170     165     209     0      167        168     0      91          166   167     167            167
diate
Bond**
, J

Short        0        182     178     225     0      181        182     0      74          179   178     178            182
Fixed-I
ncome*
, L

High         0        208     203     256     0      205        207     0      87          204   204     204            207
Income
Munici
pal*, M

Munici       0        343     340     422     0      340        343      0     199         343   339     336            344
pal
Bond**
*, N

Interme      0        28      27      34      0      27         28       0     14           27    27     27             27
diate
Munici
pal
Income
**, O

Short-I      0        10      10      13      0      10         10       0      6           10    10     10             10
ntermed
iate
Munici
pal
Income
**

New          0        2       2       3       0      2          2        0      1            2     2      2             2
York
Munici
pal
Income
*

Californ     0        1       1       2       0      1          1        0       1           1     1      1             1
ia
Munici
pal
Income
*

TOTAL        0        137,700 134,700 168,000 0      134,700    136,200  0      85,333      136,200 136,200 134,700     136,200
COMPE
NSATION
FROM
THE
FUND
COMPLE
X ++, A


* Fiscal year ended October 31.
** Fiscal year ended November 30.
*** Fiscal year ended December 31.
**** Fiscal year ended July 31.
(double dagger)    Interested trustees of each fund and Mr. Burkhead are
compensated by FMR    .
(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund. During the period from May 1, 1996 through the present, Mr. McCoy has served as a Member of the Advisory Board of Fidelity Advisor Series I, VII, and VIII.
+ Estimated
++ Information is as of December 31, 1996 for 235 funds in the complex.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $13, Phyllis Burke Davis, $13, Richard J. Flynn, $0, E. Bradley Jones, $13, Donald J. Kirk, $13, William O. McCoy, $0, Gerald C. McDonough, $13, Edward H. Malone, $13, Marvin L. Mann, $13, and Thomas R. Williams, $13.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $50, Phyllis Burke Davis, $50, Richard J. Flynn, $0, E. Bradley Jones, $50, Donald J. Kirk, $50, William O. McCoy, $0, Gerald C. McDonough, $50, Edward H. Malone, $50, Marvin L. Mann, $50, and Thomas R. Williams, $50.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $167, Phyllis Burke Davis, $167, Richard J. Flynn, $0, E. Bradley Jones, $167, Donald J. Kirk, $167, William O. McCoy, $0, Gerald C. McDonough, $167, Edward H. Malone, $167, Marvin L. Mann, $167, and Thomas R. Williams, $167.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $10, Phyllis Burke Davis, $10, Richard J. Flynn, $0, E. Bradley Jones, $10, Donald J. Kirk, $10, William O. McCoy, $0, Gerald C. McDonough, $10, Edward H. Malone, $10, Marvin L. Mann, $10, and Thomas R. Williams, $10.
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $27, Phyllis Burke Davis, $27, Richard J. Flynn, $0, E. Bradley Jones, $27, Donald J. Kirk, $27, William O. McCoy, $0, Gerald C. McDonough, $27, Edward H. Malone, $27, Marvin L. Mann, $27, and Thomas R. Williams, $27.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $42, Phyllis Burke Davis, $42, Richard J. Flynn, $0, E. Bradley Jones, $42, Donald J. Kirk, $42, William O. McCoy, $0, Gerald C. McDonough, $42, Edward H. Malone, $42, Marvin L. Mann, $42, and Thomas R. Williams, $42.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $23, Phyllis Burke Davis, $23, Richard J. Flynn, $0, E. Bradley Jones, $23, Donald J. Kirk, $23, William O. McCoy, $0, Gerald C. McDonough, $23, Edward H. Malone, $23, Marvin L. Mann, $23, and Thomas R. Williams, $23.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.
N The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $13, Phyllis Burke Davis, $13, Richard J. Flynn, $0, E. Bradley Jones, $13, Donald J. Kirk, $13, William O. McCoy, $0, Gerald C. McDonough, $13, Edward H. Malone, $13, Marvin L. Mann, $13, and Thomas R. Williams, $13.
O The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
P For the fiscal period ended in 1996, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $1219, Malone, $1,190, Mann, $1,190); Growth Opportunities (Cox, $3,791, Malone, $3,695, Mann, $3,695); Equity Income (Cox, $653, Malone, $637, Mann, $637);
Balanced (Cox, $1,028, Malone, $1,005, Mann, $1,005); and High Yield (Cox, $519, Malone, $506, Mann, $506).
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity Funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. Th amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds. MANAGEMENT CONTRACTS
   MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management contract, Equity Income pays FMR a monthly management fee at the annual rate of __%, of its average net assets throughout the month.
For the services of FMR under the management contract, TechnoQuant Growth, International capital Appreciation, mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, Emerging Markets Income, high Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate. For the services of FMR under the management contract, Overseas, Growth Opportunities, and Strategic Opportunities each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of each fund's performance to that of S&P 500, and EAFE.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth                    12/1/96                       12/23/96*

International Capital Appreciation

Overseas                              10/1/97                       9/17/97

Mid Cap                               1/18/96                       1/18/96*

Equity Growth                         8/1/97                        7/16/97

Growth Opportunities                  8/1/97                        7/16/97

Strategic Opportunities               7/1/97                        6/18/97

Large Cap                             1/18/96                       1/18/96*

Growth & Income                       12/1/96                       12/23/96*

Equity Income                         8/1/86                        7/23/86

Balanced                              1/1/95                        12/14/94

Emerging Markets Income               7/1/97                        6/18/97

High Yield                            1/1/95                        12/14/94

Strategic Income                      7/1/97                        6/18/97

Mortgage Securities                   8/1/94                        7/13/94

Government Investment                 1/1/95                        12/14/94

Intermediate Bond                     1/1/95                        12/14/94

Short Fixed-Income                    1/1/95                        12/14/94

High Income Municipal                 12/1/94                       11/16/94

Municipal Bond                        1/1/94                        12/15/93

Intermediate Municipal Income         7/1/95                        6/14/95

Short-Intermediate Municipal Income   7/1/95                        6/14/95

New York Municipal Income             11/17/94                      12/8/94

California Municipal Income           12/14/95                      12/14/95*


* Approved by FMR, then the sole shareholder of the fund.
BOND FUNDS
   The following fee schedule is the current fee schedule for all bond funds, except Emerging Markets Income, Strategic Income, Mortgage
Securities, Municipal Bond and California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1690

24         -     30          .1800     200             .1652

30         -     36          .1750     225             .1618

36         -     42          .1700     250             .1587

42         -     48          .1650     275             .1560

48         -     66          .1600     300             .1536

66         -     84          .1550     325             .1514

84         -     120         .1500     350             .1494

120        -     156         .1450     375             .1476

156        -     192         .1400     400             .1459

192        -     228         .1350

228        -     264         .1300

264        -     300         .1275

300        -     336         .1250

336        -     372         .1225

Over 372                     .1200

   This fee schedule has been approved by the shareholders of each bond fund, except Emerging Markets Income, Strategic Income, Mortgage
Securities, Municipal Bond and California Municipal Income.
MORTGAGE SECURITIES AND MUNICIPAL BOND. The following fee schedule is the current fee schedule for Mortgage Securities and Municipal Bond.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1695

24         -     30          .1800     200             .1658

30         -     36          .1750     225             .1629

36         -     42          .1700     250             .1604

42         -     48          .1650     275             .1583

48         -     66          .1600     300             .1565

66         -     84          .1550     325             .1548

84         -     120         .1500     350             .1533

120        -     174         .1450     400             .1507

174        -     228         .1400

228        -     282         .1375

282        -     336         .1350

Over 336                     .1325

On August 1, 1994, FMR voluntarily revised the group fee rate schedule for Mortgage Securities and Municipal Bond, and added new breakpoints, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 120      -     156 billion   .1450%    $150 billion   .1736%

156        -     192           .1400     175            .1690

192        -     228           .1350     200            .1652

228        -     264           .1300     225            .1618

264        -     300           .1275     250            .1587

300        -     336           .1250     275            .1560

336        -     372           .1225     300            .1536

Over 372                       .1200     325            .1514

                                         350            .1494

                                         375            .1476

                                         400            .1459

On January 1, 1996, FMR voluntarily added new breakpoints to the (revised, in the case of Mortgage Securities and Municipal Bond) schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The (revised, in the case of Mortgage Securities and Municipal Bond) group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $372 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 372      -     408 billion   .1200%   $  400 billion   .1459

408        -     444           .1175    425              .1443

444        -     480           .1150    450              .1427

480        -     516           .1125    475              .1413

Over 516                       .1100    500              .1399

                                        525              .1385

                                        550              .1372

       EMERGING MARKETS INCOME, STRATEGIC INCOME, AND CALIFORNIA MUNICIPAL
INCOME.    The following fee schedule is the current fee schedule for
Emerging Markets Income, Strategic Income, and California Municipal
Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

This fee schedule has been approved by the shareholders of Emerging Markets Income, Strategic Income, and California Municipal Income.
EQUITY FUNDS
The following fee schedule is the current fee schedule for all equity funds (except Equity Income).
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2924

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

This fee schedule has been approved by the shareholders of each equity fund except Equity Income.
The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1996, the annual basic fee rate would be calculated as follows:

                                            Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

TechnoQuant Growth                          .3021%           +      0.30%                     =     .6021%

   International Capital Appreciation       .3021%           +      0.45%                     =     .%

Overseas                                    .3021%           +      0.45%                     =     .7521%

Mid Cap                                     .3021%           +      0.30%                     =     .6021%

Equity Growth                               .3021%           +      0.30%                     =     .6021%

Growth Opportunities                        .3021%           +      0.30%                     =     .6021%

Strategic Opportunities                     .3021%           +      0.30%                     =     .6021%

Large Cap                                   .3021%           +      0.30%                     =     .6021%

Growth & Income                             .3021%           +      0.20%                     =     .5021%

Balanced                                    .3021%           +      0.15%**                   =     .4521%

Emerging Markets Income                     .1425%           +      0.55%                     =     .6925%

High Yield                                  .1425%           +      0.45%                     =     .5925%

Strategic Income                            .1425%           +      0.45%                     =     .5925%

Mortgage Securities                         %                +      0.30%                     =     .%

Government Investment                       .1425%           +      0.30%                     =     .4425%

Intermediate Bond                           .1425%           +      0.30%                     =     .4425%

Short Fixed-Income                          .1425%           +      0.30%                     =     .4425%

High Income Municipal                       .1425%           +      0.25%                     =     .3925%

Municipal Bond                              .1425%           +      0.25%                     =     .3925%

Intermediate Municipal Income               .1425%           +      0.25%                     =     .3925%

Short-Intermediate Municipal Income         .1425%           +      0.25%                     =     .3925%

New York Municipal Income                   .1425%           +      0.25%                     =     .3925%

California Municipal Income                 .1425%           +      0.25%                     =     .3925%


** Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from 0.20% to 0.15%.
One-twelfth (1/12) of this annual basic fee or management fee, as applicable, rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
       COMPUTING THE PERFORMANCE ADJUSTMENT.    The basic fee for Overseas,
Growth Opportunities, and Strategic Opportunities, is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Growth Opportunities and Strategic Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months.
Each percentage point of difference, calculated to the nearest 0.01% for Overseas, Strategic Opportunities and Growth Opportunities (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%. Thus, the maximum annualized adjustment rate is (plus/minus)0.20%.
This performance comparison is made at the end of each month. One-twelfth of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee. For Overseas, Growth Opportunities and Strategic Opportunities, investment performance will be represented by the average performance of all classes of each fund weighted according to its average assets for each month.
Each class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
The table below shows the management fees paid to FMR (including the amount of the performance adjustment); the dollar amount of negative or positive performance adjustments, if applicable; and the net management fee as a percentage of each fund's average net assets for the three most recent fiscal years.

                             FISCAL YEAR   MANAGEMENT FEE+   PERFORMANCE ADJUSTMENT   MANAGEMENT FEE
                             ENDED                                                    AS A PERCENTAGE OF
                                                                                      AVERAGE NET ASSETS

OVERSEAS                     10/31

1996                                        $ 6,353,206       $ 687,829 (downward)     0.68%

1995                                         5,589,729         307,727 (upward)        0.81

1994                                         3,435,695         133,032 (upward)        0.80

MID CAP                      11/30

1996*                                        644,430           N/A                     0.60***

EQUITY GROWTH                11/30

1996                                         23,048,140        N/A                     0.61

1995                                         12,057,390        N/A                     0.61

1994                                         6,567,305         N/A                     0.64

GROWTH OPPORTUNITIES         10/31

1996                                         76,294,260        1,076,788 (upward)      0.61

1995                                         46,903,758        5,210,490 (upward)      0.69

1994                                         22,087,985        2,130,192 (upward)      0.69

STRATEGIC OPPORTUNITIES+++   12/31

1996                                         3,621,407         962,281 (downward)      0.48

1995                                         3,510,812         91,269 (upward)         0.62

10/1/94 - 12/31/94                           682,856           37,843 (upward)         0.67***

10/1/93 - 9/30/94                            2,582,584         359,674 (upward)        0.72

LARGE CAP                    11/30

1996*                                        100,564           N/A                     0.60***

EQUITY INCOME                11/30

1996                                         10,188,385        N/A                     0.50

1995                                         4,257,045         N/A                     0.50

1994                                         1,392,206         N/A                     0.50

BALANCED                      10/31

1996                                         16,119,225        N/A                     0.50

1995                                         17,383,377        N/A                     0.51

1994                                         13,325,884        N/A                     0.52

EMERGING MARKETS INCOME      12/31

1996                                         488,344           N/A                     0.69

1995                                         283,122           N/A                     0.70

1994++                                       122,088           N/A                     0.70***

HIGH YIELD                   10/31

1996                                         10,195,539        N/A                     0.60

1995                                         5,796,415         N/A                     0.60

1994                                         3,737,959         N/A                     0.60

STRATEGIC INCOME             12/31

1996                                         641,715           N/A                     0.59

1995                                         277,990           N/A                     0.60

1994++                                       10,348            N/A                     0.60***

                             FISCAL YEAR   MANAGEMENT FEE+   PERFORMANCE ADJUSTMENT   MANAGEMENT FEE
                             ENDED                                                    AS A PERCENTAGE OF
                                                                                      AVERAGE NET ASSETS

GOVERNMENT INVESTMENT        10/31

1996                                        $ 1,197,929        N/A                     0.45%

1995                                         766,114           N/A                     0.45

1994                                         422,255           N/A                     0.46

INTERMEDIATE BOND            11/30

1996                                         2,174,162         N/A                     0.45

1995                                         1,703,722         N/A                     0.45

1994                                         1,180,785         N/A                     0.41

   MORTGAGE SECURITIES          7/31

   1997

   1996

   1995

SHORT FIXED-INCOME           10/31

1996                                         2,203,578         N/A                     0.45

1995                                         2,889,187         N/A                     0.45

1994                                         3,713,144         N/A                     0.46

HIGH INCOME MUNICIPAL        10/31

1996                                         2,266,568         N/A                     0.40

1995                                         2,289,466         N/A                     0.40

1994                                         2,257,113         N/A                     0.41

MUNICIPAL BOND               12/31

1996                                         3,912,000         N/A                     0.40

1995                                         4,282,000         N/A                     0.40

1994                                         4,605,000         N/A                     0.41

INTERMEDIATE MUNICIPAL       11/30
INCOME

1996                                         310,611           N/A                     0.40

1995                                         292,469           N/A                     0.40

1994                                         286,027           N/A                     0.41

SHORT-INTERMEDIATE           11/30
MUNICIPAL INCOME

1996                                         117,532           N/A                     0.40

1995                                         79,349            N/A                     0.40

1994++                                       31,109            N/A                     0.41***

NEW YORK MUNICIPAL           10/31
INCOME

1996                                         24,300**          N/A                     0.40

1995++                                       2,203**           N/A                     0.39***

CALIFORNIA MUNICIPAL         10/31
INCOME

1996*                                        9,314**           N/A                     0.39***


* Mid Cap, Large Cap, and California Municipal Income commenced operations on February 20, 1996.
** Before reimbursement
*** Annualized
+ Management fee includes performance adjustments for Overseas, Growth Opportunities, and Strategic Opportunities.
++ Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, and New York Municipal Income commenced operations on March 10, 1994, October 31, 1994, March 16, 1994, and August 21, 1995, respectively. +++ Strategic Opportunities' fiscal year end changed from September 30 to December 31 as of November 9, 1994.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursement by FMR will increase each class's total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.
       SUB-ADVISERS.    On behalf of TechnoQuant Growth, Mid Cap, Equity
Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Overseas, International Capital Appreciation, Emerging Markets Income and Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities,Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds. On behalf of International Capital Appreciation
Fund and    Overseas FMR may also grant FMR U.K., FMR Far East, FIJ, FIIA and FIIA(U.K.)L investment management authority to buy and sell
securitie    s if FMR believes it would be beneficial to the funds.
   Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIA(U.K.)L was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements, FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIA(U.K.)L For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
   FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's     costs
incurred in connection with providing investment advice and research services.
On behalf of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short Fixed-Income, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
   FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's     costs
incurred in connection with providing discretionary investment management services.
FMR paid FMR U.K. and FMR Far East $____, and $____ respectively, for providing investment advice and research services to Mortgage Securities Fund for the period ended 1997.
The table on the following page shows the fees paid by FMR to FMR U.K., FMR
Far East, FIIA, and FIJ, and by FIIA to    FIIA(U.K.)L     for providing
investment advice and research services with respect to certain of the funds for the fiscal periods ended 1996, 1995, and 1994.
FEES PAID TO FOREIGN SUB-ADVISERS



FUND                       FEES PAID BY FMR TO FMR U.K.                FEES PAID BY FMR TO FMR FAR EAST

                           1996        1995         1994               1996                               1995         1994

Overseas                   $ 541,988   $ 364,803    $ 153,288          $ 550,513                          $ 352,004    $ 174,129

Equity Growth                51,150    31,519       13,191             49,497                             30,883       15,192

Growth Opportunities         642,845   212,175      67,818             645,049                            203,140      82,741

Strategic Opportunities      24,977    5,261        7,794*             23,484                             5,862        7,712*

                                                    7,352**                                                            7,701**

Equity Income                46,448    23,713       12,197             46,494                             23,140       13,970

Balanced                     235,847   330,971      248,936            251,109                            304,870      299,094



TOTAL                      $ 1,543,255 $ 968,442    $ 510,576         $ 1,566,146                         $ 919,899    $ 600,539


* From 10/1/93 - 9/30/94.
** From 10/1/94 - 12/31/94.
The other funds paid no investment sub-advisory fees for the fiscal periods ended 1996, 1995, and 1994.
No fees were paid to FIJ, FIIA, and FIIA(U.K.)L for fiscal periods ended 1996, 1995 and 1994.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds, except for Strategic Opportunities: Initial Class, (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the
Trustees, allow Class A, Class T, Class B,    Class C, Institutional Class
a    nd Initial Class shares of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
   Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to .75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Income purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day.
Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds; a distribution fee for Class T at an annual rate of 0.50% for each of the Equity Funds, 0.25% for each of the Bond Funds and the Intermediate-Term Bond Funds, and 0.15% for each of the Short-Term Bond Funds; a distribution fee for Class B at an annual rate of 0.75% for each of the Equity Funds and 0.65% for each of the Bond Funds and the Intermediate-Term Bond Funds; and a distribution fee for Class C at an annual rate of .75% for each fund. Class A, Class T (for all funds except Short-Fixed Income) and Class B (for the Bond Funds and Intermediate Term Bond Funds) fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B and Class C of each fund also pay FDC a service fee at an annual rate of 0.25% of Class B's or Class C's, as applicable, its average net assets determined at the close of business on each day throughout the month.
Currently, the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A of Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently, for the first year of investment, the full amount of
distribution fees paid by    Class C is retained by FDC as compensation for
its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of
service fees paid by Class C     is reallowed to investment professionals
(including FDC) for providing personal service to and/or maintenance of Class C shareholder accounts.
   For the fiscal period ended July 31, 1997, Mortgage Securities Class A paid FDC distribution fees of $___, all of which was paid to investment professionals.
For the fiscal period ended July 31, 1997, Mortgage Securities Class T paid FDC distribution fees of $___, all of which was paid to investment professionals.
For the fiscal period ended July 31, 1997, Mortgage Securities Class B, paid FDC distribution fees of $ ___, all of which was retained by FDC. In addition, for the fiscal period ended July 31, 1997, Class B paid FDC shareholder service fees of $___, all of which was paid to investment professionals.
The tables below show the distribution fees paid for Class A shares for the fiscal years ended 1996 (Class A shares were not offered prior to September 3, 1996), for Class T shares for the fiscal years ended 1996, 1995, and 1994, and for Class B shares for the fiscal years ended 1996, 1995, and 1994 (Class B shares were not offered prior to June 30, 1994).
CLASS A DISTRIBUTION FEES
       1996

FUND   PAID TO         RETAINED BY
       INVESTMENT      FDC
       PROFESSIONALS

Overseas                              $ 0      $ 0

Mid Cap                                408      0

Equity Growth                          1,207    0

Growth Opportunities                   1,643    0

Strategic Opportunities                317      0

Large Cap                              161      0

Equity Income                          924      0

Balanced                               232      0

Emerging Markets Income                147      0

High Yield                             0        0

Strategic Income                       152      0

Government Investment                  39       0

Intermediate Bond                      153      0

Short Fixed-Income                     35       0

High Income Municipal                  35       0

Intermediate Municipal Income          37       0

Short-Intermediate Municipal Income    62       0

New York Municipal Income              24       0

California Municipal Income            24       0

CLASS T DISTRIBUTION FEES



                 1994                                  1995                                  1996

   FUND          PAID TO             RETAINED         PAID TO               RETAINED         PAID TO               RETAINED
                 INVESTMENT           BY FDC           INVESTMENT           BY FDC           INVESTMENT              BY FDC
                 PROFESSIONALS                         PROFESSIONALS                         PROFESSIONALS

   Overseas        $ 2,139,864        $ 641,958        $ 3,452,001          $ 1,049,755        $ 4,560,000         $ 190,000

   Mid Cap          N/A                N/A              N/A                  N/A                460,775             0

   Equity
Growth              3,312,525          999,987          6,750,062            2,123,261          13,897,763          256,052

   Growth           16,056,714         4,817,016        33,781,082           10,228,188         61,123,389          2,461,359
   Opportunities

   Strategic        470,225            141,067          2,377,409            804,604            3,004,411           0
   Opportunities

   Large Cap        N/A                N/A              N/A                  N/A                49,326              0

   Equity
Income              441,208            132,362          2,339,815            710,240            6,628,000           115,000

   Balanced         13,406,000         3,203,000        16,748,635           5,165,858          16,228,668          870,842

   Emerging         31,604             8,331            71,061               12,300             138,085             0
   Markets
   Income

   High
Yield               1,526,214          0                2,185,795            33,785             3,616,000           0

   Strategic        1,626              488              62,957               6,002              185,607             0
   Income

   Government        227,532           0                391,918              7,088              572,796             0
   Investment

   Intermediate  264,949               0                463,806              0                  637,019             0
   Bond

   Short
Fixed-              1,212,008          0                933,777              18,975             725,063             0
   Income

   High
Income              1,374,438          0                1,358,027            8,150              1,335,656           0
   Municipal

   Municipal
Bond                N/A                N/A              N/A                  N/A                3,000               0

   Interme
diate               138,512            0                143,424              1,599              152,707             0
   Municipal
   Income

   Short-           11,446             0                27,895               1,646              44,018              0
   Intermediate
   Municipal
   Income

   New York         N/A                N/A              368                  0                  8,737               0
   Municipal
   Income

   Californ
ia                  N/A                N/A              N/A                  N/A                2,066               0
   Municipal
   Income


   CLASS B DISTRIBUTION AND SERVICE FEES



                                           1996        1996         1996
                                           1994        1994         1994
                                           1994        1994         1994
                                           1995        1995         1995
                                                  1996

 FUND  DISTRIBU RETAINE SHAREHO RETAINE DISTRIBU RETAINE SHAREHO      RETAINE     DISTRIBU     RETAINE     SHAREHO      RETAINE
       TION     D BY    LDER    D BY    TION     D BY    LDER         D BY        TION         D BY        LDER         D BY
       FEES     FDC     SERVICE FDC     FEES     FDC     SERVICE      FDC         FEES         FDC         SERVICE      FDC
                        FEES                             FEES                                              FEE





   Overseas

   Mid Cap

   Strategic
   Opportunities

   Large Cap

   Equity
Income

   Emerging
   Markets
   Income

   High Yield

   Strategic
   Income

   Government
   Investment

   Intermediate
   Bond

   High Income
   Municipal

   Municipal
Bond

   Intermediate
   Municipal
   Income

   New York
   Municipal
   Income

   California
   Municipal
   Income


   For the fiscal year ended March 3, 1997 (commencement of operations) to July 31, 1997, Class B of Advisor Mortgage Securities paid FDC distribution fees of $ ___, all of which was retained by FDC. In addition, for the fiscal year ended July 31, 1997 Class B of Advisor Mortgage Securities paid FDC shareholder service fees of $ ____, all of which was paid to investment professionals.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Class A, Class T,
Class B, and    Class C     Plan specifically recognizes that FMR may use
its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class and Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class or Initial Class shares or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Class A, Class T,
Class B,    Class C,     and Institutional Class shares.    Currently    ,
the Board of Trustees has not authorized such payments for Initial Class shares.
   For the calendar year ended 1997, for Mortgage Securities, payments made by FMR either directly or indirectly through FDC, to third parties rounded to the nearest one thousand dollars, amounted to $___ Class A, $___ Class
T, $___ Class B and $___ for Institutional Class.     For the calendar year
ended 1996, payments made by FMR, either directly or indirectly through FDC, to third parties, rounded to the nearest one thousand dollars, amounted to $0 for Initial Class of Municipal Bond and $1,000 for Initial Class of Mortgage Securities and, for Class A, Class T, Class B and Institutional Class of each fund, amounted to the following:


Fund   CLASS A   CLASS T   CLASS B   INSTITUTIONAL

TechnoQuant Growth                    *       *           *          *

Overseas                               $ 0     $ 89,000    $ 1,000    $ 3,000

Mid Cap                               0       5,000       1,000      0

Equity Growth                         1,000   144,000     *          56,000

Growth Opportunities                  3,000   593,000     *          8,000

Strategic Opportunities               0       9,000       9,000      3,000

Large Cap                             0       1,000       0          0

Growth & Income                       *       *           *          *

Equity Income                         1,000   80,000      26,000     13,000

Balanced                              0       169,000     *          1,000

Emerging Markets Income               0       6,000       1,000      1,000

High Yield                            1,000   84,000      13,000     1,000

Strategic Income                      0       4,000       1,000      0

Government Investment                 0       16,000      1,000      3,000

Intermediate Bond                     0       12,000      1,000      13,000

Mortgage Securities                   *       *           *          *

Short Fixed-Income                    0       36,000      **         1,000

High Income Municipal                 0       25,000      1,000      1,000

Municipal Bond                        *       0           0          0

Intermediate Municipal Income         0       3,000       0          1,000

Short-Intermediate Municipal Income   0       2,000       **         0

New York Municipal Income             0       0           0          0

California Municipal Income           0       0           0          0

* Not applicable.
** Class B is not available for this fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class and Initial Class Plans do not authorize payments by the applicable class of a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, Class B, and Class C Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
   The Plans were approved by the shareholders of each class on the dates shown in the table below:



                     DATE OF SHAREHOLDER APPROVAL

   Fund              CLASS A                               CLASS T           CLASS B           CLASS C          INSTITUTIONAL

   TechnoQuant
Growth               12/23/96                              12/23/96          12/23/96                           12/23/96

   International
Capital
Appreciation

   Overseas          08/30/96                              09/17/97          06/30/95                           06/30/95

   Mid Cap           08/30/96                              01/18/96          01/18/96                           01/18/96

   Equity
Growth               08/30/96                              07/16/97           *                                 09/26/86

   Growth
Opportunities        08/30/96                              01/01/95           *                                 06/30/95

   Strategic
Opportunities        08/30/96                              06/18/97          06/18/97          ***              06/30/95

   Large Cap         08/30/96                              01/18/96          01/18/96                           01/18/96

   Growth &
Income               12/23/96                              12/23/96          12/23/96                           12/23/96

   Equity
Income               08/30/96                              09/10/92          06/26/94                           07/23/86

   Balanced          08/30/96                              01/01/95           *                                 06/30/95

   Emerging Markets
Income               08/30/96                              06/18/97          06/18/97                           06/30/95

   High Yield        08/30/96                              01/01/95          01/01/95                           06/30/95

   Strategic
Income               08/30/96                              10/14/94          10/14/94                           06/30/95

   Government
Investment           08/30/96                              01/01/95          01/01/95                           06/30/95

   Intermediate
Bond                 08/30/96                              01/01/95          01/01/95                           11/26/86

   Mortgage
Securities            *                                     *                 *                ***               *

   Short Fixed-
Income               08/30/96                              01/01/95           **                                06/30/95

   High Income
Municipal            08/30/96                              12/01/94          12/01/94                           06/30/95

   Municipal
Bond                  *                                    07/01/96          07/01/96          ***              07/01/96

   Intermediate
Municipal
Income               08/30/96                              07/01/95          07/01/95                           11/05/86

   Short-Intermediate
Municipal
Income               08/30/96                              07/01/95           **               ***              06/30/95

   New York
Municipal
Income               08/30/96                              12/08/94          12/08/94          ***              06/30/95

   California
Municipal
Income              08/30/96                              11/18/94          11/18/94          ***              06/30/95


   *  Not applicable.
**  Class B is not available for this fund.
*** Class C is not available for this fund.
The Plans for the Initial Class of Mortgage Securities and Municipal Bond were approved by the shareholders of the class on January 21, 1987 and December 31, 1986, respectively.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Clas   s A, Class T, Class B, Class C and Institutional Class of
TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond and Short Fixed-Income (Municipal Funds) has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Initial Class of Strategic Opportunities and Mortgage Securities has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FIIOC and FSC perform transfer agency, dividend disbursing, and shareholder services for Class A, Class T, Class B, Class C and Institutional Class of each fund. Under the terms of the agreements, FSC perform transfer agency, dividend disbursing, and shareholder services for Initial Class of each fund.
Each class of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income and California Municipal Income (Tax Free Funds) has entered into a transfer agent agreement with UMB. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. UMB in turn has entered into a sub-transfer agent agreements with FIIOC and FSC. Under the terms of the sub-agreements, FIIOC and FSC perform all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FSC and FIIOC receive an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC and FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
For each Equity Fund, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FIIOC and FSC also collect small account fees from certain accounts with balances of less than $2,500.
FSC and FIIOC pay out-of-pocket expenses associated with providing transfer agent services. In addition, FSC and FIIOC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each of the Tax-Free Funds has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into a sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are .0600% (for equity funds) .0400% (for fixed-income funds) .0750% (for international funds) .0750% (for high yield funds) of the first $500 million of average net assets and .0300% (for equity funds) .0200% (for fixed-income funds)
 .0375% (for international funds) .0375% (for high yield funds) of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

FUND                                  1997   1996         1995         1994



Overseas                               N/A    $ 523,913    $ 358,827    $ 251,241

Mid Cap                                N/A     65,738*     N/A          N/A

Equity Growth                          N/A     804,585      680,671      461,039

Growth Opportunities                   N/A     821,769      764,407      758,343

Strategic Opportunities                N/A     380,339      315,623      61,356**

                                       N/A                               215,648***

Large Cap                              N/A     46,209*     N/A          N/A

Equity Income                          N/A     751,619      404,628      168,364

Balanced                               N/A     800,592      758,290      750,743

Emerging Markets Income                N/A     62,296       45,004       36,412*

High Yield                             N/A     734,437      296,724      223,567

Strategic Income                       N/A     60,655       45,067       7,500*

Mortgage Securities                    $       189,021      151,765      158,558

Government Investment                  N/A     109,259      68,665       46,218

Intermediate Bond                      N/A     198,036      151,940      118,125

Short Fixed-Income                     N/A     197,893      231,369      264,455

High Income Municipal                  N/A     239,476      229,551      220,222

Municipal Bond                         N/A     298,000      346,000      362,000

Intermediate Municipal Income          N/A     65,230       48,976       48,062

Short-Intermediate Municipal Income    N/A     58,330       46,467       31,953*

New York Municipal Income              N/A     58,926       8,710*      N/A

California Municipal Income            N/A     42,183*     N/A          N/A


* Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, and New York Municipal Income commenced operations on March 10, 1994, October 31, 1994, March 16, 1994, and August 21, 1995, respectively. Mid Cap, Large Cap, and California Municipal Income commenced operations on February 20, 1996.
** From 10/1/94 - 12/31/94.
*** From 10/1/93 - 9/30/94.
FSC also receives fees for administering each taxable fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal year ended 1997, Mortgage Securities incurred no securities lending fees. For the fiscal years ended 1996, 1995, and 1994, the taxable funds incurred no securities lending fees.
For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the
offer and sale of shares are paid by FMR.    For the fiscal period ended
1997, Mortgage Securities paid FDC sales charge revenues of $___ (Class T) and $___ (Class A) and CDSC revenues of $___ , of which $___ and $ ___, of sales charges, and $___ of CDSC's were retained by FDC. The table below shows the sales charge revenue paid to, and retained by, FDC for each other fund for the following fiscal periods.

                    SALES CHARGE REVENUE                           CDSC REVENUE

      FISCAL YEAR   AMOUNT PAID                  AMOUNT RETAINED   AMOUNT PAID    AMOUNT
      ENDED         TO FDC                       BY FDC            TO FDC         RETAINED BY FDC



                                      CLASS T                CLASS A    CLASS T           CLASS A

OVERSEAS         Oct. 31, 1996        $ 2,313,000            $ 12,000   $ 375,000         $ 1,000   $ 24,000       $ 24,000

                 1995                  4,446,941              N/A        692,471           N/A       333            333

                 1994                  9,596,831              N/A        1,436,765         N/A       N/A            N/A

MID CAP          Nov. 30, 1996*****    1,836,711              25,943     304,519           4,434     20,844         20,844

                 1995                  N/A                    N/A        N/A               N/A       N/A            N/A

                 1994                  N/A                    N/A        N/A               N/A       N/A            N/A

EQUITY GROWTH    Nov. 30, 1996         11,845,527             151,603    1,998,996         16,099    N/A            N/A

                 1995                  13,514,763             N/A        2,048,524         N/A       N/A            N/A

                 1994                  9,353,000              N/A        1,397,000         N/A       N/A            N/A

GROWTH           Oct. 31, 1996         49,538,901             399,713    7,961,248         45,606    N/A            N/A
OPPORTUNITIES

                 1995                  73,545,428             N/A        11,459,421        N/A       N/A            N/A

                 1994                  47,564,000             N/A        7,108,000         N/A       N/A            N/A

STRATEGIC        Dec. 31, 1996         909,434                15,662     145,926           2,958     243,510        243,510
OPPORTUNITIES

                 1995                  1,883,199              N/A        144,719           N/A       40,916         40,916

                 Dec. 31, 1994*        553,818                N/A        231,759           N/A       12,307         12,307

                 Sep. 30, 1994**       2,984,646              N/A        445,526           N/A       409            409

LARGE CAP        Nov. 30, 1996*****    203,839                1,495      32,342            1,476     5,900          5,900

                 1995                  N/A                    N/A        N/A               N/A       N/A            N/A

                 1994                  N/A                    N/A        N/A               N/A       N/A            N/A

EQUITY INCOME    Nov. 30, 1996         8,110,513              108,178    1,572,831         10,945    651,390        651,390

                  1995                 10,583,118             N/A        1,676,479         N/A       127,493        127,493

                 1994                  2,450,544              N/A        352,678           N/A       30,093         30,093

BALANCED         Oct. 31, 1996         3,494,533              38,444     591,963           5,070     N/A            N/A

                 1995                  10,070,941             N/A        1,674,121         N/A       N/A            N/A

                 1994                  37,018,000             N/A        6,291,000         N/A       N/A            N/A

EMERGING         Dec. 31, 1996         270,379                9,186      42,424            1,098     46,800         46,800
MARKETS INCOME

                  1995                 465,187                N/A        245,371           N/A       12,203         12,203

                 1994                  406,046                N/A        59,134            N/A       2,877          2,877

HIGH YIELD       Oct. 31, 1996         8,201,000              116,000    1,356,000         17,000    372,000        372,000

                  1995                 8,787,240              N/A        1,328,830         N/A       75,583         75,583

                 1994                  8,980,127              N/A        1,342,482         N/A       15,765         15,765

STRATEGIC        Dec. 31, 1996         558,381                13,287     94,606            1,628     56,783         56,783
INCOME

                 1995                  842,000                N/A        100,905           N/A       23,689         23,689

                 1994                  197,904                N/A        0                 N/A       9,542          9,542

SHORT            Oct. 31, 1996         553,986                1,525      95,855            231       N/A            N/A
FIXED-INCOME

                 1995                  786,085                N/A        167,907           N/A       N/A            N/A

                 1994                  4,396,909              N/A        877,639           N/A       N/A            N/A

GOVERNMENT       Oct. 31, 1996        $ 618,420              $ 5,077    $ 101,833         $ 1,157   $ 38,738       $ 38,738
INVESTMENT

                 1995                  954,672               N/A         144,831           N/A       10,268         10,268

                 1994                  996,242               N/A         168,939           N/A       978            978

                                      SALES CHARGE REVENUE                                          CDSC REVENUE

                 FISCAL YEAR          AMOUNT PAID                       AMOUNT RETAINED             AMOUNT PAID    AMOUNT
                 ENDED                TO FDC                            BY FDC                      TO FDC         RETAINED BY
                                                                                                                   FDC

                                      CLASS T                CLASS A    CLASS T           CLASS A

INTERMEDIATE     Nov. 30, 1996         604,408                10,944     100,654           1,799     56,925         56,925
BOND

                 1995                  1,297,536             N/A         198,826           N/A       20,310         20,310

                 1994                  1,598,883             N/A         237,647           N/A       1,279          1,279

MUNICIPAL BOND   Dec. 31, 1996         10,000                N/A         3,000             N/A       0              0

                 1995                  N/A                   N/A         N/A               N/A       N/A            N/A

                 1994                  N/A                   N/A         N/A               N/A       N/A            N/A

INTERMEDIATE     Nov. 30, 1996         78,940                 17         12,934            2         35,837         35,837
MUNICIPAL
INCOME

                 1995                  375,591               N/A         141,432           N/A       1,449          1,449

                 1994                  635,031               N/A         96,813            N/A       0              0

SHORT-           Nov. 30, 1996         67,305                 1,193      10,218            172       N/A            N/A
INTERMEDIATE
MUNICIPAL
INCOME

                 1995                  316,185               N/A         239,796           N/A       N/A            N/A

                 1994                  122,128               N/A         13,369            N/A       N/A            N/A



HIGH INCOME      Oct. 31, 1996         918,111                3,984      154,356           599       130,817        130,817
MUNICIPAL

NEW YORK         Oct. 31, 1996         94,802                 27         4,180             4         4,097          4,097
MUNICIPAL
INCOME

                 1995***               0                     N/A         0                 N/A       0              0

                 1994                  N/A                   N/A         N/A               N/A       N/A            N/A

CALIFORNIA       Oct. 31, 1996****     31,149                 27         535               4         0              0
MUNICIPAL
INCOME

                  1995                 N/A                   N/A         N/A               N/A       N/A            N/A

                  1994                 N/A                   N/A         N/A               N/A       N/A            N/A



                                   INITIAL CLASS         INITIAL CLASS

STRATEGIC        Dec. 31, 1996      725                   725
OPPORTUNITIES

                 1995               1,989                 1,989

                 Dec. 31, 1994*     152                   152

                 Sep. 30, 1994**    1,485                 1,485




* For the fiscal period October 1, 1994 through December 31, 1994
** For the fiscal period October 1, 1993 through September 30, 1994
*** For the fiscal period August 21, 1995 through October 31, 1995
**** For the fiscal period February 20, 1996 through October 31, 1996
***** For the fiscal period February 20, 1996 through November 30, 1996 DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated October 26, 1984. On January 29, 1992, the name was changed from Equity Portfolio Growth to Fidelity Broad Street Trust by an amendment to the Declaration of Trust. On April 15, 1993, its name was changed from Fidelity Broad Street Trust to Fidelity Advisor Series I by an amendment to the Declaration of Trust. Currently, there are five funds of the trust: Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund.
   Fidelity Advisor Strategic Income Fund, Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986. On April 7, 1993, the Board of Trustees voted to change the name of the trust from Fidelity Diversified Trust to Fidelity Advisor Series II. Currently, there are six funds of the trust: Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund.
Fidelity Advisor Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January 29, 1986, the name was changed from Equity Portfolio: Income to Fidelity Franklin Street Trust. On April 15, 1993, the trust's name was changed to Fidelity Advisor Series III. Currently, there is one fund of the trust:
Fidelity Advisor Equity Income Fund.
Fidelity Advisor Intermediate Bond Fund is a fund of Fidelity Advisor Series IV, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 6, 1983. On January 29, 1992, the name of the trust was changed from Income Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An amended and restated Declaration of Trust, dated March 16, 1995, was filed on April 12, 1995. Currently, there are three funds of the trust: Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund.
Fidelity Advisor High Income Municipal Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund are funds of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995. Currently, there are four funds of the trust: Fidelity Advisor High Income Municipal Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund.
Fidelity Advisor Short-Intermediate Municipal Income Fund, and Fidelity Advisor Intermediate Municipal Income Fund are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 1, 1983, as amended and restated May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and on April 15, 1993, the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VI. Currently, there are two funds of the trust: Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund.
   Fidelity Advisor International Capital Appreciation Fund, Fidelity Overseas Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 23, 1983, as amended and restated October 1, 1986, and as supplemented November 29, 1990. On April 15, 1993, the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series VIII. Currently, there are four funds of the trust: Fidelity Advisor International Capital Appreciation Fund, Fidelity Overseas Fund, Fidelity Advisor Strategic Opportunities Fund, and Fidelity Advisor Emerging Markets Income Fund.
Fidelity Advisor Municipal Bond Fund is a fund of Fidelity Municipal Trust, an open-end management investment company originally organized as a Maryland corporation on November 22, 1976 and reorganized as a Massachusetts business trust on June 22, 1984, at which time its name changed to Fidelity Municipal Bond Portfolio. On March 1, 1986, the trust's name was changed to Fidelity Municipal Trust. Currently, there are seven funds of the trust: Fidelity Advisor Municipal Bond Fund, Fidelity Aggressive Municipal Fund, Fidelity Insured Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund.
Fidelity Advisor Mortgage Securities Fund is a fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. On October 25, 1987, the trust's name was changed from Fidelity Mortgage Securities Fund to Fidelity Income Fund. Currently, there are three funds in the trust: Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Spartan Limited Maturity Government Fund.
The Declarations of Trust permit the Trustees to create additional funds. In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject the holders of another class of shares to certain liabilities.
       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of TechnoQuant Growth, International Capital Appreciation, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Emerging Markets Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, as determined by the current value of each shareholder's investment in the funds or trusts. If not so terminated, each trust and fund will continue indefinitely. Overseas, International Capital Appreciation, Growth Opportunities, Strategic Opportunities, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, California Municipal Income, New York Municipal Income, Mid Cap, Large Cap, Mortgage Securities, TechnoQuant Growth, Growth & Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, and Equity Growth may invest all of their assets in another investment company.
CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of International Capital Appreciation, Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of TechnoQuant Growth, Overseas, Equity Growth, Growth & Income, Equity Income, Balanced, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, Mortgage Securities and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of High Income Municipal, Municipal Bond, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, and Short-Intermediate Municipal Income. Each custodian is responsible for the safekeeping of the funds' assets and the appointment of subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. , serves as the independent accountant for Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
, serves as the independent accountant for TechnoQuant Growth, International Capital Appreciation, Overseas, Growth & Income, and Mortgage Securities. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Mortgage Securities fund's financial statements and financial highlights
are for the fiscal period ended July 31, 1997.     Each other fund's
financial statements and financial highlights are for the fiscal periods ended July 31, October 31, November 30, or December 31, 1996, as appropriate, and report of the auditors, are included in the fund's Annual Reports, which are separate reports supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of a fund's Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109, or your investment professional. APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS:
Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS:
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)  (1)   Financial Statements and Financial Highlights for Fidelity
Advisor Series VII on behalf of Fidelity Advisor Overseas Fund for the fiscal year ended October 31, 1996 are included in the fund's prospectus, incorporated by reference into the fund's Statement of Additional Information, and were filed on December 20, 1996 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
      (2) Financial Statements and Financial Highlights for Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund for the period ended April 30, 1997 will be filed by subsequent amendment.
      (3) Financial Statements and Financial Highlights reflecting the Registrant's proposed succession to the business of Fidelity Advisor Natural Resources Fund and Financial Statements and Financial Highlights for Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund for the fiscal year ended July 31, 1997 will be filed by subsequent amendment.
(b) Exhibits:
(1) (a) Amended and Restated Declaration of Trust dated October 12, 1987 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 31.
     (b) Amendment to the Fund's Declaration of Trust, dated January 20, 1991, was electronically filed and is incorporated herein by reference to
Exhibit 1(b) to Post-Effective Amendment No. 31.
     (c) Amendment to the Fund's Declaration of Trust, dated April 15, 1993, was electronically filed and is incorporated herein by reference to
Exhibit 1(c) to Post-Effective Amendment No. 31.
(2) (a) Bylaws of the Trust are electronically filed herein as Exhibit
2(a).
(3)  Not applicable.
(4) Form of Share Certificate was electronically filed and is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29.
(5) (a) Management Contract between Fidelity Advisor Overseas Fund and Fidelity Management & Research Co., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 28.
 (b) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research (U.K.) Inc., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 28.
 (c) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research (Far East) Inc., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 28.
 (d) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Advisor Overseas Fund, and Fidelity International Investment Advisors, dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 28.
 (e) Sub-Advisory Agreement between Fidelity International Investment Advisors, on behalf of Fidelity Advisor Overseas Fund, and Fidelity Management & Research Co., dated January 1, 1993, was electronically filed and is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 28.
 (f) Management Contract between Fidelity Advisor Consumer Industries Fund and Fidelity Management & Research Co., dated July, 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 33.
 (g) Management Contract between Fidelity Advisor Cyclical Industries Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 33.
 (h) Management Contract between Fidelity Advisor Financial Services Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 33.
 (i) Management Contract between Fidelity Advisor Health Care Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 33.
 (j) Management Contract between Fidelity Advisor Technology Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 33.
 (k) Management Contract between Fidelity Advisor Utilities Growth Fund and Fidelity Management & Research Co., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 33.
 (l) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 33.
 (m) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 33.
 (n) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 33.
 (o) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 33.
 (p) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 33.
 (q) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 33.
 (r) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 33.
 (s) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 33.
 (t) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 33.
 (u) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 33.
 (v) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 33.
 (w) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 33.
 (x) Form of Management Contract between Fidelity Advisor Natural Resources Fund and Fidelity Management & Research Co. is electronically filed herein as Exhibit 5(x).
 (y) Form of Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management and Research (U.K.) Inc. is electronically filed herein as
Exhibit 5(y).
 (z) Form of Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management and Research (Far East) Inc. is electronically filed herein as
Exhibit 5(z).
(6) (a) General Distribution Agreement between Plymouth Europe Portfolio (currently known as Fidelity Advisor Overseas Fund) and Fidelity Distributors Corporation, dated January 20, 1990, was electronically filed and is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 29.
 (b) Form of Bank Agency Agreement (most recently revised January, 1997) is electronically filed herein as Exhibit 6(b).
 (c) Form of Selling Dealer Agreement (most recently revised January, 1997) is electronically filed herein as Exhibit 6(c).
 (d) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is electronically filed herein as Exhibit 6(d).
 (e) Amendment to the General Distribution Agreement between Plymouth Europe Portfolio and Fidelity Distributors Corporation, dated January 1, 1988 was electronically filed and is incorporated herein by reference to
Exhibit 6(e) to Post-Effective Amendment No. 29.
 (f) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 33.
 (g) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 33.
 (h) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(h) to Post-Effective Amendment No. 33.
 (i) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 33.
 (j) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(j) to Post-Effective Amendment No. 33.
 (k) General Distribution Agreement between Fidelity Advisor Utilities Growth Fund and Fidelity Distributors Corporation, dated July 18, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(k) to Post-Effective Amendment No. 33.
 (l) Amendments to the General Distribution Agreement between Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File 2-58774).
 (m) Form of General Distribution Agreement between Fidelity Advisor Series VII, on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Distributors Corporation is electronically filed herein as Exhibit 6(m).
 (n) Form of Amendment to the General Distribution Agreement between Fidelity Advisor Series VII, on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Distributors Corporation is electronically filed herein as Exhibit 6(n).
(7) (a) Retirement Plan for Non Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(a) to Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(b) to Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
(8) (a) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
         (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
 (c) Appendix B, dated July 18, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(b) to Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
 (d) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.
P. Morgan Securities, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) to Fidelity Institutional Cash Portfolios Trust's (File No. 2-74708) Post-Effective Amendment No. 31.
 (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (f) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among Chemical Bank and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (h) Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (i) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series VII on behalf of Fidelity Advisor Overseas Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
(9) Not applicable.
(10) Not applicable.
(11) Not applicable.
(12) Not applicable.
(13) Not applicable.
(14) (a) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's Post-Effective Amendment No. 87.
 (b) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) of Fidelity's Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
 (c) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) of Fidelity's Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (d) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, were electronically filed and are incorporated herein by reference to Exhibit 14(b) of Fidelity Advisor Series V Trust's (File No. 33-9148) Post-Effective Amendment No. 20.
(15) (a) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Overseas Fund: Class T (formerly Class A) was electronically filed and is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 35.
 (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 35.
 (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 35.
 (d) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Overseas
Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 33.
 (e) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 33.
 (f) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 33.
 (g) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 33.
 (h) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 33.
 (i) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 33.
 (j) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class A was electronically filed and is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 33.
 (k) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 33.
 (l) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 33.
 (m) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 33.
 (n) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 33.
 (o) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 33.
 (p) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class T was electronically filed and is incorporated herein by reference to Exhibit 15(p) of Post Effective Amendment No. 33.
 (q) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 33.
 (r) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 33.
 (s) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 33.
 (t) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 33.
 (u) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 33.
 (v) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 33.
 (w) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(w) of Post-Effective Amendment No. 35.
 (x) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(x) of Post-Effective Amendment No. 35.
 (y) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(y) of Post-Effective Amendment No. 35.
 (z) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(z) of Post-Effective Amendment No. 35.
 (aa) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class B was electronically filed and is incorporated herein as Exhibit 15(aa) of Post-Effective Amendment.
 (bb) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(bb) of Post-Effective Amendment No. 35.
 (cc) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class C is electronically filed herein as Exhibit 15(cc).
 (dd) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class C is electronically filed herein as Exhibit 15(dd).
 (ee) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class C is electronically filed herein as Exhibit 15(ee).
 (ff) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class C is electronically filed herein as Exhibit 15(ff).
 (gg) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class C is electronically filed herein as Exhibit 15(gg).
 (hh) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class C is electronically filed herein as
Exhibit 15(hh).
 (ii) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class C is electronically filed herein as Exhibit 15(ii).
 (jj) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Overseas Fund: Class C is electronically filed herein as
Exhibit 15(jj).
 (kk) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class A is electronically filed herein as Exhibit 15(kk).
 (ll) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class T is electronically filed herein as Exhibit 15(ll).
        (mm) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class B is electronically filed herein as Exhibit 15(mm).
 (nn) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Institutional Class is electronically filed herein as Exhibit 15(nn).
(16) (a) Schedule for computation of cumulative total returns and average annual returns was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 29.
 (b) Formula for computing adjusted net asset value and moving averages was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 31.
(17)  Financial Data Schedules will be filed by subsequent amendment.
(18) Rule 18f-3 Plan, dated January 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 35.

Item 25. Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of the Registrant is the same as the boards of other funds in the Fidelity family of funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
        May 31, 1997
   Title of Class:  Shares of Beneficial Interest
  Name of Series   Number of Record Holders
 Fidelity Advisor Overseas Fund: Class A   449
 Fidelity Advisor Overseas Fund: Class T                102,155
 Fidelity Advisor Overseas Fund: Class B   5,130
 Fidelity Advisor Overseas Fund: Class C   0
 Fidelity Advisor Overseas Fund: Institutional Class   417
 Fidelity Advisor Consumer Industries Fund: Class A  146
 Fidelity Advisor Consumer Industries Fund: Class T  854
 Fidelity Advisor Consumer Industries Fund: Class B  45
 Fidelity Advisor Consumer Industries Fund: Class C  0
 Fidelity Advisor Consumer Industries Fund: Institutional Class 10
 Fidelity Advisor Cyclical Industries Fund: Class A      51
 Fidelity Advisor Cyclical Industries Fund: Class T  275
 Fidelity Advisor Cyclical Industries Fund: Class B  8
 Fidelity Advisor Cyclical Industries Fund: Class C  0
 Fidelity Advisor Cyclical Industries Fund: Institutional Class  7
 Fidelity Advisor Financial Services Fund: Class A      547
 Fidelity Advisor Financial Services Fund: Class T  3,808
 Fidelity Advisor Financial Services Fund: Class B  364
 Fidelity Advisor Financial Services Fund: Class C  0
 Fidelity Advisor Financial Services Fund: Institutional Class  15
 Fidelity Advisor Health Care Fund: Class A      679
 Fidelity Advisor Health Care Fund: Class T  3,761
 Fidelity Advisor Health Care Fund: Class B  329
 Fidelity Advisor Health Care Fund: Class C  0
 Fidelity Advisor Health Care Fund: Institutional Class   31
 Fidelity Advisor Technology Fund: Class A      771
 Fidelity Advisor Technology Fund: Class T  4,907
 Fidelity Advisor Technology Fund: Class B  348
 Fidelity Advisor Technology Fund: Class C  0
 Fidelity Advisor Technology Fund: Institutional Class   19
 Fidelity Advisor Utilities Growth Fund: Class A      112
 Fidelity Advisor Utilities Growth Fund: Class T  695
 Fidelity Advisor Utilities Growth Fund: Class B  54
 Fidelity Advisor Utilities Growth Fund: Class C  0
 Fidelity Advisor Utilities Growth Fund: Institutional Class 11

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; President and Director
                            of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; General Counsel, Managing Director, and
                            Senior Vice President of FMR Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR,
                            FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; Managing Director of FMR Corp.; Senior
                            Vice President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by
                            FMR; Vice President of High Income funds advised by
                            FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by
                            FMR; Senior Vice President and Director of
                            Operations and Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR
                       U.K., FMR, FMR (Far East) Inc., and FMR Texas Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; President and Director
                       of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                       East) Inc.; General Counsel, Managing Director, and
                       Senior Vice President of FMR Corp.



Mark G. Lohr           Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Treasurer of FMR
                       Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.


(4)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS
       Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda
 The directors and officers of Fidelity International Investment Advisors
(FIIA) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton      Director of FIIA, FIIA (U.K.) L, and Fidelity
                       Investments International.



Charles T. Collis      Director of FIIA; Partner in Conyers, Dill &
                       Pearman, Hamilton, Bermuda.



William R. Ebsworth    Director of FIIA; Vice President of FMR (Far
                       East) Inc.



Brett P. Goodin        Director, Vice President, and Secretary of many
                       Fidelity International Group of Companies.



Simon Haslam           Director of FIIA and FII; Chief Financial
                       Officer and Company Secretary of Fidelity
                       International Group of Companies (U.K.).



Terrence V. Richards   Assistant Secretary of FIIA.



David J. Saul          President and Director of FIIA; Director of
                       Fidelity International Limited.

(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
      26 Lovat Lane, London, England
 The directors and officers of Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton   Director of FIIA (U.K.) L, FIIA, and Fidelity
                    Investments International.



Sally Walden        Director of FIIA (U.K.) L.



 Simon Haslam         Director of FIIA and FII; Chief Financial Offi
                       cer and Company Secretary of Fidelity Interna
                        tional Group of Companies  (U.K.).



Emma Barratt        Assistant Company Secretary of Fidelity
                    International Group of Companies (U.K.).



Pamela Edwards      Director of FIIA (U.K.) L, and FII; Chief Legal
                    Counsel for Europe.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y.
Item 31. Management Services
 Not applicable
Item 32. Undertakings


 The Registrant undertakes on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth
Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2) of the 1934 Act, whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 The Registrant on behalf of Fidelity Advisor Overseas Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of August 1997.

      FIDELITY ADVISOR SERIES VII
      By /s/Edward C. Johnson 3d (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d (dagger)    President and Trustee           August 20, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       August 20, 1997

Richard A. Silver



/s/Ralph F. Cox *                   Trustee                         August 20, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         August 20, 1997

Phyllis Burke Davis



/s/E. Bradley Jones            *    Trustee                         August 20, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         August 20, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         August 20, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         August 20, 1997

Marvin L. Mann



/s/Gerald C. McDonough  *           Trustee                         August 20, 1997

Gerald C. McDonough



/s/Thomas R. Williams      *        Trustee                         August 20, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk